                                                       Registration Nos. 2-98326
                                                                       811-04323

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [ ]

                  Pre-Effective Amendment No. ___                  [ ]

                  Post-Effective Amendment No. 71                  [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [ ]

                  Amendment No. 72                                 [X]
                  (Check appropriate box or boxes.)

                              NATIXIS FUNDS TRUST I
                     (formerly, IXIS Advisor Funds Trust I)
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

         399 Boylston Street, Boston, Massachusetts              02116
--------------------------------------------------------------------------------
           (Address of principal executive offices)           (Zip Code)

Registrant's Telephone Number, including Area Code          (617) 449-2810

                           Coleen Downs Dinneen, Esq.
                           Natixis Distributors, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

                                    Copy to:
                               John M. Loder, Esq.
--------------------------------------------------------------------------------
                                  Ropes & Gray
                             One International Place
                           Boston, Massachusetts 02110
--------------------------------------------------------------------------------

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box):
[ ]   immediately upon filing pursuant to paragraph (b)
[ ]   on (date) pursuant to paragraph (b)
[X]   60 days after filing pursuant to paragraph (a)(1)
[ ]   on (date) pursuant to paragraph (a)(1)
[ ]   75 days after filing pursuant to paragraph (a)(2)
[ ]   on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
      [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This post-effective amendment relates only to the Loomis Sayles Core Plus Bond Fund.

[LOGO OF NATIXIS FUNDS]



                   Natixis Income and Tax-Free Income Funds

[LOGO OF LOOMIS SAYLES & COMPANY, L.P.]

Loomis Sayles Core Plus Bond Fund



                                                                     Prospectus

                                                               February 1, 2008


The Securities and Exchange Commission has not approved or disapproved any Fund's shares or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a crime.


For general information on the Fund or any of its services and for assistance in opening an account, contact your financial representative or call Natixis Funds.


Natixis Funds
P.O. Box 219579
Kansas City, MO 64121-9579
800-225-5478
www.funds.natixis.com

Table of Contents


Goals, Strategies & Risks                                                    3
   Loomis Sayles Core Plus Bond Fund                                         3
Fund Fees & Expenses                                                         7
More About Risk                                                             12
Management Team                                                             14
   Meet the Fund's Investment Adviser                                       14
   Meet the Fund's Portfolio Managers                                       17
Fund Services                                                               19
   Investing in the Fund                                                    19
   How Sales Charges Are Calculated                                         21
   Compensation to Securities Dealers                                       26
   It's Easy to Open an Account                                             27
   Buying Shares                                                            30
   Selling Shares                                                           32
   Selling Shares in Writing                                                33
   Exchanging Shares                                                        34
   Restrictions on Buying, Selling and Exchanging Shares                    34
   How Fund Shares Are Priced                                               38
   Dividends and Distributions                                              40
   Tax Consequences                                                         41
   Additional Investor Services                                             43
Financial Performance                                                       45
Glossary of Terms                                                           46


If you have any questions about any of the terms used in this Prospectus, please refer to the "Glossary of Terms."


To learn more about the possible risks of investing in the Fund, please refer to the section "More About Risk." This section details the risks of practices in which the Fund may engage. Please read this section carefully before you invest.


Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

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[GRAPHIC]

Goals, Strategies & Risks

Loomis Sayles Core Plus Bond Fund

 Adviser:                            Loomis, Sayles & Company, L.P.
                                           ("Loomis Sayles")
 Managers:                           Peter W. Palfrey and Richard G. Raczkowski
 Category:                           Corporate Income

                        Class A         Class B              Class C
Ticker Symbol:          -------         -------              -------
                         NEFRX           NERBX                NECRX

Investment Goal

The Fund seeks a high level of current income consistent with what the Fund considers reasonable risk. It invests primarily in corporate and U.S. government bonds.

Principal Investment Strategies


Under normal market conditions, the Fund will invest primarily in U.S. corporate and U.S. government bonds, which include U.S. government sponsored agency debenture and pass-through securities among other things. It will adjust to changes in the relative strengths of the U.S. corporate or U.S. government bond markets by shifting the relative balance between the two. The Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in bond investments. The term "bond investments" includes debt securities of any maturity. In accordance with applicable Securities and Exchange Commission ("SEC") requirements, the Fund will notify shareholders prior to any change to such policy taking effect. In addition, the Fund normally will invest at least 80% of its assets in investment-grade securities (those rated BBB or higher by Standard & Poor's Ratings Group ("S&P") or Fitch Investor Services, Inc. ("Fitch"), Baa or higher by Moody's Investors Service, Inc. ("Moody's") or, if unrated, of comparable quality as determined by Loomis Sayles), including cash and cash equivalent securities, and will generally maintain an effective duration of +/- 2 years relative to the Lehman Aggregate Bond Index. Duration is an approximate measure of the sensitivity of a fixed income security to interest rate risk. Securities with higher durations are generally more sensitive to this risk. For example, if interest rates rise by one percentage point, the share price of the Fund with an average duration of five years would generally decline about 5%. If rates decrease by a percentage point, such fund's share price would generally rise about 5%. The Fund may also invest up to 20% of its assets, at the time of purchase, in bonds rated below investment grade (also known as "junk bonds"), or if unrated, of comparable quality as determined by Loomis Sayles.

Loomis Sayles follows a total return-oriented investment approach in selecting securities for the Fund. It takes into account economic and market conditions as well as issuer-specific data, such as:

..  Fixed charge coverage

..  The relationship between cash flows and debt service obligations

..  The experience and perceived strength of management

..  Price responsiveness of the security to interest rate changes

..  Earnings prospects

..  Debt as a percentage of assets

..  Borrowing requirements, debt maturity schedules and liquidation value

In selecting investments for the Fund, Loomis Sayles employs the following strategies:

.. Its research analysts work closely with the Fund's portfolio managers to develop an outlook for the economy from research produced by various Wall Street firms and specific forecasting services or from economic data released by U.S. and foreign governments as well as the Federal Reserve Bank.

.. Next, the analysts conduct a thorough review of individual securities to identify what they consider attractive values in the high quality bond market. This value analysis uses quantitative tools such as internal and external computer systems and software.

.. Loomis Sayles continuously monitors an issuer's creditworthiness to assess whether the obligation remains an appropriate investment for the Fund. It may relax its emphasis on quality with respect to a given security if it believes that the issuer's financial outlook is solid. This may create an opportunity for higher returns.

.. Loomis Sayles seeks to balance opportunities for yield and price performance by combining macroeconomic analysis with individual security selection. Fund holdings are generally diversified across industry groups such as utilities or telecommunications, which tend to move independently of the ebbs and flows in economic growth.

The Fund may also:

..  Invest in Rule 144A securities and structured notes.

.. Invest in foreign securities, including those in emerging markets, and related currency transactions. Loomis Sayles may elect not to hedge currency risk, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

..  Invest in futures.

..  Invest in mortgage-related securities, including mortgage dollar rolls.


.. For temporary defensive purposes, hold any portion of its assets in cash and/or invest in money market instruments or high quality debt securities as Loomis Sayles deems appropriate. The Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment objective.


Principal Investment Risks

The principal risks of investing in the Fund are described below. There are other circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.


Derivative securities risk: Derivative securities are subject to changes in the underlying securities or indices on which such transactions are based. There is no guarantee that the use of derivatives for hedging purposes will be effective or that suitable transactions will be available. Even a small investment in derivatives (which may include options, futures, swap contracts and other transactions) may give rise to leverage risk and can have a significant impact on the Fund's exposure to securities markets values, interest rates or the currency exchange rate. Derivative securities are subject to credit risk and liquidity risk.


Fixed-income securities risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. This means that you may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. Lower-quality fixed-income securities may be subject to these risks to a greater extent than other fixed-income securities. Lower-quality fixed-income securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. Rule 144A securities and structured notes may be more illiquid than other fixed-income securities.

Foreign securities risk: Foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets. The Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.

Management risk: The risk that a strategy used by the Fund's portfolio management may fail to produce the intended result.

Market risk: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition as well as overall market and economic conditions.

Mortgage-related securities risk: In addition to the risks associated with investments in fixed-income securities generally, mortgage-related securities are subject to the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium. A dollar roll involves potential risks of loss that in addition to those related to the securities underlying the transactions. The Fund may be required to purchase securities at a higher price than may otherwise be available on the open market. There is no assurance that the Fund's use of cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

For additional information, see the section "More About Risk."

Evaluating the Fund's Past Performance

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods compare with those of two broad measures of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

The Fund's current adviser assumed that function on September 1, 2003. Prior to that it served as subadviser to the Fund, a function it assumed in June 2001. This chart and table reflect results achieved by the previous subadviser under different investment policies for periods prior to June 2001. The Fund's performance might have been different had the current advisory arrangements and investment policies been in place for all periods shown.

The bar chart shows the Fund's total returns for Class A shares for each of the last ten calendar years. The returns for Classes B and C shares differ from the Class A returns shown in the bar chart to the extent their respective expenses differ. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.


                                 Total Return
                                 ------------
1998     1999    2000    2001    2002    2003    2004    2005    2006    2007
----    ------  ------  ------  ------  ------  ------  ------  ------  -------
8.01%   -0.34%  7.39%   7.24%   2.84%   8.49%   5.10%   1.10%   5.34%   [x.xx]%



                                         Highest Quarterly Return:
                                         [Third] Quarter [xxxx], up [x.xx]%

                                         Lowest Quarterly Return:
                                         [Second] Quarter [xxxx], down [x.xx]%




The table below shows how the average annual total returns for Class A, Class B and Class C shares of the Fund (before and after taxes for Class A) for the one-year, five-year and ten-year periods compare to those of the Lehman Aggregate Bond Index, an unmanaged index of investment-grade bonds with one- to ten-year maturities issued by the U.S. government, its agencies and U.S. corporations. They are also compared to the Lehman U.S. Credit Index, an unmanaged index that includes all publicly issued, fixed-rate, nonconvertible, dollar-denominated, SEC-registered, U.S. investment-grade corporate debt and foreign debentures that meet specified maturity, liquidity and quality requirements. You may not invest directly in an index. The Fund's total returns reflect, on a class by class basis, its expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Fund's shares.
Class A total returns have also been calculated to reflect return after taxes on distributions only and also return after taxes on distributions and sales of Fund shares. The Lehman Aggregate Bond Index and Lehman U.S. Credit Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.


Average Annual Total Returns
(for the periods ended December 31,
2007)                                    Past 1 Year Past 5 Years Past 10 Years
-----------------------------------      ----------- ------------ -------------
Loomis Sayles Core Plus Bond Fund
Class A - Return Before Taxes               [x.xx]%     [x.xx]%       [x.xx]%
   Return After Taxes on Distributions*     [x.xx]%     [x.xx]%       [x.xx]%
   Return After Taxes on Distributions
     & Sales of Fund Shares*                [x.xx]%     [x.xx]%       [x.xx]%
Class B - Return Before Taxes               [x.xx]%     [x.xx]%       [x.xx]%
Class C - Return Before Taxes               [x.xx]%     [x.xx]%       [x.xx]%
Lehman Aggregate Bond Index**               [x.xx]%     [x.xx]%       [x.xx]%
Lehman U.S. Credit Index**                  [x.xx]%     [x.xx]%       [x.xx]%

--------
* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
** The returns of each index do not reflect a deduction for fees, expenses or taxes.

For information about Fund expenses, see the section "Fund Fees & Expenses."

[GRAPHIC]

Fund Fees & Expenses


The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.


Shareholder Fees

(fees paid directly from your investment)


                                                       Class A  Class B Class C
                                                     ---------- ------- -------
Maximum sales charge (load) imposed on purchases
  (as a percentage of offering price)(1)(2)               4.50%  None    None
Maximum deferred sales charge (load) (as a
  percentage of original purchase price or
  redemption proceeds, as applicable)(2)                    (3)  5.00%   1.00%
Redemption fees                                           2% of
                                                     redemption
                                                     proceeds+*  None*   None*

--------


+ Will be charged on redemptions and exchanges of shares held for 60 days or less. For more information, see the section "Redemption Fees."
(1) A reduced sales charge on Class A shares applies in some cases. See the sub-section "How Sales Charges Are Calculated" within the section "Fund Services."
(2) Does not apply to reinvested distributions.
(3) A 1.00% contingent deferred sales charge ("CDSC") applies with respect to certain purchases of Class A shares greater than $1,000,000 redeemed within 1 year after purchase, but not to any other purchases or redemptions of Class A shares. See the section "How Sales Charges Are Calculated" within the section "Fund Services."

* Generally, a transaction fee will be charged for expedited payment of redemption proceeds of $5.00 for wire transfers or $20.50 overnight delivery. These fees are subject to change.

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[GRAPHIC APPEARS HERE]


Fund Fees & Expenses (continued)


Annual Fund Operating Expenses

(expenses that are deducted from Fund assets, as a percentage of average daily net assets)




                                                 Core Plus Bond Fund/1/
                                         ----------------------------------
                                             Class A      Class B      Class C
                                         -----------  -----------  -----------
Management fees                             [0.43]%      [0.43]%      [0.43]%
Distribution and/or service (12b-1) fees     0.25%        1.00%*       1.00%*
Other expenses                              [x.xx]%**    [x.xx]%**    [x.xx]%**
Total Annual Fund Operating Expenses        [x.xx]%      [x.xx]%      [x.xx]%
Fee Waiver and/or Expense Reimbursement     [x.xx]%+     [x.xx]%+     [x.xx]%+
Net Expenses                                [x.xx]%+     [x.xx]%+     [x.xx]%+

* Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the National Association of Securities Dealers, Inc.

** [Other Expenses include expenses indirectly borne by the Fund through investments in certain pooled investment vehicles ("Acquired Fund Fees and Expenses") of less than 0.01% of the Fund's average daily net assets. The expense information shown in the table above may differ from the expense information disclosed in the Fund's financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.]

+ Fee Waiver and/or Expense Reimbursement and Net Expenses have been restated to reflect the current expense cap arrangement.

1 Loomis Sayles and Natixis Asset Management Advisors, L.P. ("Natixis Advisors"), the Fund's advisory administrator, have given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, such as litigation and indemnification expenses, to [__]%, [__]% and [__]% annually of the Fund's average daily net assets for Class A, Class B and Class C shares, respectively. This undertaking is in effect through January 31, 2009 and is reevaluated on an annual basis. [Without this undertaking, expenses would have been higher.]

Loomis Sayles and Natixis Advisors will be permitted to recover, on a class by class basis, expenses it has borne through the undertakings described above to the extent that the Fund's expenses in later periods fall below the annual rates set forth in the relevant undertaking. The Fund will not be obligated to pay any such deferred fees and expenses more than one year after the end of the fiscal year in which the fees and expenses were deferred.

Example


This example*, which is based upon the expenses shown in the "Annual Fund Operating Expenses" table, is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:


.. You invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods;


..  Your investment has a 5% return each year;

..  The Fund's operating expenses remain the same; and

..  All dividends and distributions are reinvested.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:




                                                  Core Plus Bond Fund
                                          ----------------------------------
                                          Class A    Class B       Class C
                                          ------- ------------  ------------
                                                    (1)    (2)    (1)    (2)
1 year                                     $[xxx] $[xxx] $[xxx] $[xxx] $[xxx]
3 years                                    $[xxx] $[xxx] $[xxx] $[xxx] $[xxx]
5 years                                    $[xxx] $[xxx] $[xxx] $[xxx] $[xxx]
10 years**                                 $[xxx] $[xxx] $[xxx] $[xxx] $[xxx]

--------
(1) Assumes redemption at end of period.
(2) Assumes no redemption at end of period.

* The Example does not reflect the sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher. The Example is based on the Net Expenses for the first seven months and on the Total Annual Fund Operating Expenses for the remainder of the one-year period and the remaining periods.

** Class B shares automatically convert to Class A shares after 8 years; therefore, in years 9 and 10 Class B amounts are calculated using Class A expenses.


A "snapshot" of the Fund's investments will be found in the Fund's annual and semiannual reports. In addition, a list of the Fund's full portfolio holdings, which is updated monthly after an aging period of at least 30 days, will be available on the

Fund's website at www.funds.natixis.com (click on "Fund Information" and then "Portfolio Holdings"). These holdings will remain accessible on the website until the Fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date of the information. In addition, a list of the Fund's top 10 holdings as of the month-end is generally available within 5 days after the month-end on the Fund's website at www.funds.natixis.com (click on "Fund Information," then "Our fund line-up," then the name of the Fund and scroll down to "Portfolio Highlights").

[GRAPHIC APPEARS HERE]

More About Risk


The Fund has principal investment strategies that come with inherent risks. The principal risks of investing in the Fund are described in the Fund summary under "Principal Investment Risks." The following is a list of non-principal risks to which the Fund may be subject because of its investment in various types of securities or engagement in various practices.

Correlation Risk The risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

Credit Risk The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Funds that invest in securities rated below investment-grade quality (i.e., below a rating of Baa by Moody's or below BBB by S&P or Fitch ), or that are unrated but judged to be of comparable quality by the Fund's adviser are subject to greater credit risk than funds that do not invest in such securities.

Currency Risk The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

Emerging Markets Risk The risk associated with investing in companies traded in developing securities markets, which may be smaller and have shorter operating histories than companies in developed markets. Emerging markets involve risks in addition to and greater than those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure and capitalization, and regulatory oversight in emerging market economies is generally less than in more developed markets.

Extension Risk The risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the expected prepayment time, typically reducing the security's value.

Foreign Risk The risk associated with investments in issuers located in foreign countries. The Fund's investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. companies. In the event of a nationalization, expropriation or other confiscation, the Fund that invests in foreign securities could lose its entire investment. When the Fund invests in securities from issuers located in countries with emerging markets, it may face greater foreign risk since emerging market countries may be more likely to experience political and economic instability. The Fund's investment in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.

High Yield Risk The risk associated with investing in lower quality fixed income securities (commonly known as "junk bonds") and unrated securities of similar quality, which may be subject to greater levels of interest rate, credit and liquidity risk than other securities. These securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund's ability to sell them.

Information Risk The risk that key information about a security is inaccurate or unavailable. Securities issued in initial public offerings, or IPO's, involve greater information risk than other equity securities due to the lack of public information.

Interest Rate Risk The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and prices fall when interest rates rise.

Leverage Risk The risk associated with securities or practices (e.g., borrowing) that multiply small index or market movements into larger changes in value. When a derivative security (a security whose value is based on another security or index) is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that the Fund uses a derivative security for purposes other than as a hedge, or, if the Fund hedges imperfectly, that Fund is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain. Structured notes may be considered derivative securities and may be subject to this type of risk.

Liquidity Risk The risk that certain securities or instruments may be difficult or impossible to sell at the time and at the price that the seller would like. This may result in a loss or may otherwise be costly to the Fund. These types of risks may also apply to derivatives, restricted securities, Section 4(2) commercial paper, structured notes and Rule 144A securities.

Management Risk The risk that a strategy used by the Fund's portfolio management may fail to produce the intended result.

Market Risk The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition as well as overall market and economic conditions.

Opportunity Risk The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are invested in less profitable investments.

Options, Futures, Swap Contracts and Other Derivatives Risks These transactions are subject to changes in the underlying security on which such transactions are based. It is important to note that even a small investment in these types of derivative securities may give rise to leverage risk and can have a significant impact on the Fund's exposure to stock market values, interest rates or currency exchange rates. These types of transactions will be used primarily for hedging purposes, including anticipatory hedging.

Political Risk The risk of losses directly attributable to government or political actions.

Prepayment Risk The risk that unanticipated prepayments may occur, reducing the return from mortgage - or asset-backed securities, or real estate investment trusts.

Small Capitalization Companies Risk These companies carry special risks, including narrower markets, more limited financial and management resources, less liquidity and greater volatility than large company securities.

Valuation Risk The risk that the Fund has valued certain securities at a higher price than the price at which they can be sold.

[GRAPHIC APPEARS HERE]

Management Team


Meet the Fund's Investment Adviser

The Natixis Funds family (as defined below) currently includes 24 mutual funds. The Natixis Funds family had combined assets of $[xx.x] billion as of December 31, 2007. Natixis Funds are distributed through Natixis Distributors, L.P. (the "Distributor"). This Prospectus covers the Fund, which along with the other Natixis Income and Tax-Free Income Funds, Natixis Equity Funds, Natixis Diversified Portfolios, Loomis Sayles Global Markets Fund, Loomis Sayles Growth Fund, Loomis Sayles Research Fund, Loomis Sayles Value Fund, Gateway Fund and Natixis Cash Management Trust -- Money Market Series (the "Money Market Fund") constitute the "Natixis Funds."


Adviser


Loomis Sayles, located at One Financial Center, Boston, Massachusetts 02111, serves as adviser to the Fund. Loomis Sayles is a subsidiary of Natixis Global Asset Management, L.P. (formerly, IXIS Asset Management U.S. Group, L.P.; herein referred to as " Natixis US"), which is part of Natixis Global Asset Management (formerly IXIS Asset Management Group). Founded in 1926, Loomis Sayles is one of America's oldest investment advisory firms with over $[xxx.x] billion in assets under management as of December 31, 2007. Loomis Sayles is well known for its professional research staff, which is one of the largest in the industry. Loomis Sayles makes investment decisions for the Fund.

Natixis Advisors, located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the advisory administrator to the Fund. Natixis Advisors is a subsidiary of Natixis US, which is part of Natixis Global Asset Management, an international asset management group based in Paris, France. Natixis Global Asset Management is ultimately owned principally by three large French financial service entities: Natixis, an investment banking and financial services firm which is publicly traded on Euronext in Paris; the Caisse d'Epargne, a financial institution owned by French regional savings banks known as Caisse d'Epargne; and Banque Federale des Banques Populaires, a financial institution owned by regional cooperative banks known as Banque Populaires. Natixis US has 14 principal subsidiary or affiliated asset management firms that collectively had over $[xxx.x] billion in assets under management at December 31, 2007. Natixis Advisors provides certain administrative and oversight services to the Fund. Natixis Advisors does not determine what investments will be purchased or sold by the Fund.

The aggregate advisory fees paid by the Fund during the fiscal year ended September 30, 2007, as a percentage of the Fund's average daily net assets, were [x.xx]% for the Fund/1/.

A discussion of the factors considered by the Fund's Board of Trustees in approving the Fund's investment advisory contract is available in the Fund's annual report for the fiscal year ended September 30, 2007.
--------
/1/ The advisory fee for the Fund consisted of a fee of [x.xxx]% payable to Loomis Sayles, as investment adviser to the Fund and an advisory administration fee of [x.xxx]% payable to Natixis Advisors, as advisory administrator to the Fund.

Portfolio Trades


In placing portfolio trades, Loomis Sayles may use brokerage firms that market the Fund's shares or are affiliated with Natixis US or Loomis Sayles' parent company. In placing trades, Loomis Sayles will seek to obtain the best combination of price and execution, which involves a number of judgmental factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Board of Trustees.


[GRAPHIC APPEARS HERE]

Management Team


Meet the Fund's Investment Adviser (continued)


Securities Lending


The Fund may lend a portion of its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see "Investment Strategies" in the Statement of Additional Information ("SAI") for details. When the Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. The Fund may pay lending fees to the party arranging the loan.

Transactions with Other Investment Companies Pursuant to SEC exemptive relief, the Fund may be permitted to invest its daily cash balances in shares of money market and short-term bond funds advised by Natixis Advisors (an affiliate of Loomis Sayles), or its affiliates ("Central Funds"). The Central Funds currently include the Money Market Fund, Institutional Daily Income Fund, Cortland Trust, Inc., and Short Term Income Fund, Inc. Each Central Fund is advised by Reich & Tang Asset Management, LLC ("Reich & Tang"), except for the Money Market Fund, which is advised by Natixis Advisors and subadvised by Reich & Tang. Because Loomis Sayles, Natixis Advisors and Reich & Tang are each subsidiaries of Natixis US, the Fund and the Central Funds may be considered to be related companies comprising a "group of investment companies" under the Investment Company Act of 1940 (the "1940 Act").

Pursuant to such exemptive relief, the Fund may also borrow and lend money for temporary or emergency purposes directly to and from other Fund through an interfund credit facility. In addition to the Fund and the Central Funds, series of the following mutual fund groups may also be able to participate in the facility: Natixis Funds Trust I (except the CGM Advisor Targeted Equity Fund series), Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Harris Associates Investment Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Gateway Trust. The advisers and subadvisers to these mutual funds currently include Natixis Advisors, Reich & Tang, Loomis Sayles, AEW Management and Advisors, L.P., BlackRock Investment Management LLC ("BlackRock"), Dreman Value Management, LLC ("Dreman"), Hansberger Global Investors, Inc. ("Hansberger"), Harris Associates L.P., Vaughan Nelson Investment Management, L.P. and Westpeak Global Advisors, L.P. Each of these advisers and subadvisers (except BlackRock and Dreman) are subsidiaries of Natixis US and are thus "affiliated persons" under the 1940 Act by reason of being under common control by Natixis US. In addition, because the Fund, and other funds, are advised by firms that are affiliated with one another, they may be considered to be related companies comprising a "group of investment companies" under the 1940 Act. The Central Funds will participate in the Credit Facility only as lenders. Participation in such an interfund lending program would be voluntary for both borrowing and lending funds, and the Fund would participate in an interfund lending program only if the Board of Trustees determined that doing so would benefit the Fund. Should the Fund participate in such an interfund lending program, the Board of Trustees would establish procedures for the operation of the program by the advisers or an affiliate. The Fund may engage in the transactions described above without further notice to shareholders.

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Management Team


Meet the Fund's Portfolio Managers


The following persons have primary responsibility for the day-to-day management of each indicated Fund's portfolio since the date stated below. Associate Portfolio Managers are actively involved in formulating the overall strategy for the funds they manage but are not the primary decision makers. Except where noted each portfolio manager has been employed by Loomis Sayles for at least five years.

Peter W. Palfrey


Peter W. Palfrey has served as co-portfolio manager of the Fund since May 1999 (including service until May 2001 with Back Bay Advisors, the former subadviser of the Core Plus Bond Fund). Mr. Palfrey, Portfolio Manager and Vice President of Loomis Sayles, began his investment career in 1983 and joined Loomis Sayles in 2001. Mr. Palfrey holds the designation of Chartered Financial Analyst. He received his B.A. from Colgate University and has over 24 years of investment experience.


Richard G. Raczkowski


Richard G. Raczkowski has served as a co-portfolio manager of the Fund since May 1999 (including service until May 2001 with Back Bay Advisors, the former subadviser of the Core Plus Bond Fund). Mr. Raczkowski, Portfolio Manager and Vice President of Loomis Sayles, began his investment career in 1985 and joined Loomis Sayles in 2001. He received a B.A. from the University of Massachusetts and an M.B.A. from Northeastern University and has over 21 years of investment experience.

Please see the Fund's SAI for information on Portfolio Manager compensation, other accounts under management by the Portfolio Managers and the Portfolio Managers' ownership of securities in the Fund.

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Fund Services


Investing in the Fund


Choosing a Share Class


The Fund offers Class A and Class C shares to the public. No new accounts may be opened and no additional investments may be made in Class B shares. Each class has different costs associated with buying, selling and holding Fund shares, which allows you to choose the class that best meets your needs. Which class is best for you depends upon the size of your investment and how long you intend to hold your shares. Class C shares and certain shareholder features may not be available to you if you hold your shares in a street name account. Your financial representative can help you decide which class of shares is most appropriate for you.


Class A Shares

.. You pay a sales charge when you buy Class A shares. There are several ways to reduce this charge. See the section "How Sales Charges Are Calculated."

.. You pay lower annual expenses than Class B and Class C shares, giving you the potential for higher returns per share.

.. You do not pay a sales charge on orders of $1 million or more, but you may pay a charge on redemptions if you redeem these shares within one year of purchase.

Class B Shares


.. No new accounts may be opened and no additional investments may be made in Class B shares.

.. You will pay a charge on redemptions if you sell your shares within six years of purchase, as described in the section "How Sales Charges Are Calculated."


.. Your Class B shares will automatically convert into Class A shares after eight years, which reduces your annual expenses.



Class C Shares

.. You do not pay a sales charge when you buy Class C shares. All of your money goes to work for you right away.

..  You pay higher annual expenses than Class A shares.

.. You may pay a charge on redemptions if you sell your shares within one year of purchase.

.. Your Class C shares will not automatically convert into Class A shares. If you hold your shares for longer than eight years, you'll pay higher expenses than shareholders of other classes.

.. Investors will not be permitted to purchase $1 million or more of Class C shares as a single investment per account. There may be certain exceptions to this restriction for omnibus and other nominee accounts. Investors may want to consider the lower operating expense of Class A shares in such instances. You may pay a charge on redemptions if you redeem Class A shares within one year of purchase.


For information about the Fund's expenses, see the section "Fund Fees & Expenses" in this Prospectus.


Certificates

Certificates will not be issued for any class of shares.

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Fund Services

How Sales Charges Are Calculated

Class A Shares

The price that you pay when you buy Class A shares (the "offering price") is their net asset value plus a sales charge (sometimes called a "front-end sales charge") which varies depending upon the size of your purchase:


                                                    Class A Sales Charges**
                                                 -----------------------------
                                                   As a % of       As a % of
Your Investment                                  offering price your investment
---------------                                  -------------- ---------------
Less than $100,000                                    4.50%          4.71%
$100,000 - $249,999                                   3.50%          3.63%
$250,000 - $499,999                                   2.50%          2.56%
$500,000 - $999,999                                   2.00%          2.04%
$1,000,000 or more*                                   0.00%          0.00%




Due to rounding, the actual sales charge for a particular transaction may be higher or lower than the rates listed above.

* For purchases of Class A shares of the Fund of $1 million or more, there is no front-end sales charge, but a CDSC of 1.00% may apply to redemptions of your shares within one year of the date of purchase. See the section "How the CDSC is Applied to Your Shares."
** Not imposed on shares that are purchased with reinvested dividends or other distributions.


If you invest in Class A shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that you obtain the proper "breakpoint" discount. It will be necessary at the time of purchase to inform the Distributor and the financial intermediary of the existence of other accounts in which there are holdings eligible to be aggregated to meet sales load breakpoints. You may be required to provide certain records and information, such as account statements, with respect to all of your accounts which hold shares, including accounts with other financial intermediaries and your family members' and other related party accounts, in order to verify your eligibility for a reduced sales charge. If the Distributor is not notified that you are eligible for a reduced sales charge, the Distributor will be unable to ensure that the reduction is applied to your account. Additional information concerning sales load breakpoints is available from your financial intermediary, by visiting the Fund's website at www.funds.natixis.com (click on "sales charges" at the bottom of the home page) or in the Fund's SAI.


Reducing Front-End Sales Charges

There are several ways you can lower your sales charge for Class A shares, including:


..   Letter of Intent -- By signing a Letter of Intent, you may purchase Class A shares of any Natixis Fund over a 13-month period but pay sales charges as if you had purchased all shares at once. This program can save you money if you plan to invest $100,000 or more over 13 months. Purchases of Class C shares may be used toward meeting the letter of intent.


..   Cumulative Purchase Discount -- You may be entitled to a reduced sales charge if your "total investment" reaches a breakpoint for a reduced sales charge. The total investment is determined by adding the amount of your current purchase in the Fund, including the applicable sales charge, to the current public offering price of all series and classes of shares of the Natixis Funds held by you in one or more accounts. If your total investment exceeds a sales charge breakpoint in the table above, the lower sales charge applies to the entire amount of your current purchase in the Fund.

..   Combining Accounts -- allows you to combine shares of multiple Natixis
    Funds and classes for purposes of calculating your sales charge.

       Individual Accounts: You may elect to combine your purchase(s) and your total investment, as defined above, with the purchases and total investment of your spouse, parents, children, siblings, grandparents, grandchildren, in-laws (of those previously mentioned), individual fiduciary accounts, sole proprietorships, single trust estates and any other individuals acceptable to the Distributor.

       Certain Retirement Plan Accounts: The Distributor may, in its discretion, combine the purchase(s) and total investment of all qualified participants in the same retirement plan for purposes of determining the availability of a reduced sales charge.

       In most instances, individual accounts may not be linked with certain retirement plan accounts for the purposes of calculating sales charges. SIMPLE IRA contributions will automatically be linked with those of other participants in the same SIMPLE IRA Plan (Class A shares only). SIMPLE IRA accounts may not be linked with any other Natixis Fund account for rights of accumulation. Please refer to the SAI for more detailed information on combining accounts.

The above-listed ways to reduce front-end sales charges may not apply to the Money Market Fund unless shares are purchased through an exchange from another Natixis Fund.

Eliminating Front-End Sales Charges and CDSCs

Class A shares may be offered without front-end sales charges or a CDSC to the following individuals and institutions:

..   Any government entity that is prohibited from paying a sales charge or commission to purchase mutual fund shares;

..   Selling brokers, sales representatives, registered investment advisers, financial planners or other intermediaries under arrangements with the Distributor;


..   Fund trustees, former trustees and other individuals who are affiliated with any Natixis Fund or Money Market Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned);

..   Participants in certain Retirement Plans with at least $1 million or more in total plan assets or with 100 eligible employees;

..   Non-discretionary and non-retirement accounts of bank trust departments or trust companies, but only if they principally engage in banking or trust activities;


..   Investments of $25,000 or more in Natixis Funds (including the Money Market
    Fund) by clients of an adviser or subadviser to any Natixis Fund (including the Money Market Fund); and

..   Clients of Natixis Funds with invest in a Natixis Fund that does not offer
    Class Y shares.


In order to receive Class A shares without a front-end sales charge or a CDSC, you must notify the Fund of your eligibility at the time of purchase.

Repurchasing Fund Shares


You may apply proceeds from redeeming Class A shares of the Fund to repurchase Class A shares of any Natixis Fund without paying a front-end sales charge. To qualify, you must reinvest some or all of the proceeds within 120 days after your redemption and notify Natixis Funds in writing (directly or through your financial representative) at the time of reinvestment that you are taking advantage of this privilege. You may reinvest your proceeds by sending a new check for some or all of the redemption amount. Please note: for federal income tax purposes, a redemption is a sale that involves tax consequences, even if the proceeds are later reinvested. Please consult your tax adviser to discuss how a redemption would affect you.


If you repurchase Class A shares of $1 million or more within 30 days after you redeem such shares, the Distributor will rebate the amount of the CDSC charged on the redemption if the Fund is notified in writing at the time of the repurchase.

Eliminating the CDSC

As long as the Distributor is notified at the time you sell, the CDSC for Class A shares will generally be eliminated in the following cases: (1) to make distributions from a retirement plan (a plan termination or total plan redemption may incur a CDSC); (2) to make payments through a systematic withdrawal plan; or (3) due to shareholder death or disability.

Please see the SAI for more information on eliminating or reducing front-end sales charges and the CDSC.



Class B Shares


No new accounts may be opened and no additional investments may be made in Class B shares. The offering price of Class B shares was their net asset value, without a front-end sales charge. However, there is a CDSC on shares that you sell within six years of the date of their acquisition. The amount of the CDSC, if any, declines each year that you own your shares (except in the 3rd and 4th years, which have the same CDSC). The holding period for purposes of timing the conversion to Class A shares and determining the CDSC will continue to run after an exchange to Class B shares of another Natixis Fund (except the Money Market Fund). The CDSC equals the following percentages of the dollar amounts subject to the charge:


                  Class B Contingent Deferred Sales Charges

           Year Since Purchase               CDSC on Shares Being Sold
           -------------------               -------------------------
                   1st                                 5.00%
                   2nd                                 4.00%
                   3rd                                 3.00%

                Class B Contingent Deferred Sales Charges

         Year Since Purchase                 CDSC on Shares Being Sold
         -------------------                 -------------------------
                 4th                                    3.00%
                 5th                                    2.00%
                 6th                                    1.00%
              thereafter                                0.00%

Eliminating the CDSC

As long as the Distributor is notified at the time you sell, the CDSC for Class B shares will generally be eliminated in the following cases: (1) to make distributions from a Retirement Plan (a plan termination or total plan redemption may incur a CDSC); (2) to make payments through a systematic withdrawal plan; or (3) due to shareholder death or disability.

Please see the SAI for more information on eliminating or reducing front-end sales charges and the CDSC.

Class C Shares


The offering price of Class C shares is their net asset value, without a front-end sales charge. Class C shares are subject to a CDSC of 1.00% on redemptions made within one year of the date of their acquisition. The holding period for determining the CDSC will continue to run after an exchange to Class C shares of another Natixis Fund (except the Money Market Fund).


                  Class C Contingent Deferred Sales Charges

           Year Since Purchase                 CDSC on Shares Being Sold
           -------------------                 -------------------------
                   1st                                     1.00%
               thereafter                                  0.00%

Eliminating the CDSC

As long as the Distributor is notified at the time you sell, the CDSC for Class C shares will generally be eliminated in the following cases: (1) to make distributions from a retirement plan (a plan termination or total plan redemption may incur a CDSC); (2) to make payments through a systematic withdrawal plan; or (3) due to shareholder death or disability.

Please see the SAI for more information on eliminating or reducing front-end sales charges and the CDSC.

How the CDSC is Applied to Your Shares

The CDSC is a sales charge you pay when you redeem certain Fund shares. The
CDSC:

..   is calculated based on the number of shares you are selling;

..   is based on either your original purchase price or the current net asset value of the shares being sold, whichever is lower;

..   is deducted from the proceeds of the redemption unless you request, at the time of the redemption, that it be deducted from the amount remaining in your account; and


..   applies to redemptions made through the date of their acquisition for years one through six, as applicable.


A CDSC will not be charged on:

..   increases in net asset value above the purchase price; or

..   shares you acquired by reinvesting your dividends or capital gains distributions.

To keep your CDSC as low as possible, each time that you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares available to meet your request, we will sell the shares with the lowest CDSC.

Exchanges into Shares of the Money Market Fund


If you exchange Class B or Class C shares of the Fund into shares of the Money Market Fund, the holding period for purposes of determining the CDSC for Class B and Class C shares and conversion into Class A shares stops until you exchange back into shares of another Natixis Fund. If you choose to redeem those Money Market Fund shares, a CDSC may apply.

Compensation to Securities Dealers

As part of its business strategies, the Fund pays securities dealers and other financial institutions (collectively, "dealers") that sell their shares. This compensation originates from two sources: sales charges (front-end or deferred) and 12b-1 fees (comprising the annual service and/or distribution fees paid under a plan adopted pursuant to Rule 12b-1 under the 1940 Act). The sales charges, some or all of which may be paid to dealers, are discussed in the section "How Sales Charges Are Calculated." Each class of Fund shares offered in this prospectus pays an annual service fee of 0.25% of its average daily net assets. In addition to a service fee, the Fund's Class B shares pay an annual distribution fee of 0.75% of their average daily net assets for 8 years (at which time they automatically convert into Class A shares). Class C shares are subject to an annual distribution fee of 0.75% of their average daily net assets. Generally, the 12b-1 fees are paid to securities dealers on a quarterly basis. The Distributor retains the first year of such fees for Class B and Class C shares. Some or all of such fees may also be paid to financial institutions that finance the payment of commissions or similar charges on Class B shares. Because these distribution fees are paid out of the Fund's assets on an ongoing basis, over time these fees for Class B and Class C shares will increase the cost of your investment and may cost you more than paying the front-end sales charge on Class A shares.

The Distributor and its affiliates may, out of their own resources, make payments to dealers and other financial intermediaries that satisfy certain criteria established from time to time by the Distributor. Payments may vary based on sales, the amount of assets a dealer's or intermediary's clients have invested in the Fund, and other factors. These payments may also take the form of sponsorship of seminars or informational meetings or payments for attendance by persons associated with a dealer or intermediary at informational meetings. The Distributor and its affiliates may also make payments for recordkeeping and other transfer agency-related services to dealers and intermediaries that sell Fund shares.

The payments described in this section, which may be significant to the dealers and the financial intermediaries, may create an incentive for a dealer or financial intermediary or their representatives to recommend or sell shares of a particular Fund or share class over other mutual funds or share classes. Additionally, these payments may result in the Fund's inclusion on a sales list, including a preferred or select sales list, or in other sales programs. Please see the SAI for additional information about payments made by the Distributor and its affiliates to dealers and intermediaries. Please also contact your dealer or financial intermediary for details about payments it may receive.

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Fund Services

It's Easy to Open an Account

To Open an Account with Natixis Funds:


1. Read this Prospectus carefully. Except to the extent otherwise permitted by the Distributor, the Fund will only accept accounts from U.S. citizens with a U.S. address or resident aliens with a U.S. address and a U.S. taxpayer identification number.


2. Determine how much you wish to invest. The following chart shows the investment minimums for various types of accounts:


                                               Minimum            Minimum
Type of Account                            Initial Purchase Subsequent Purchase
---------------                            ---------------- -------------------
Any account other than those listed below       $2,500             $100
For shareholders participating in Natixis
  Funds Investment Builder Program              $1,000             $50*
For Traditional IRA, Roth IRA, Rollover
  IRA, SEP-IRA and Keogh plans using the
  Natixis Funds prototype document              $1,000             $100
Coverdell Education Savings Accounts            $  500             $100
For SIMPLE IRA** and 403(b)(7) plans
  using Natixis Funds prototype document        $    0             $  0

--------
* Shareholders with accounts participating in Natixis Funds' Investment Builder Program prior to May 1, 2005 may continue to make subsequent purchases of $25 into those accounts.
** Effective January 1, 1997, the Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRA became available replacing Salary Reduction Simplified Employee Pension ("SARSEP") plans. SARSEP plans established prior to January 1, 1997, are subject to the same minimums as SIMPLE IRAs. Effective October 1, 2006, Natixis Funds no longer offers SIMPLE IRAs. SIMPLE IRA plans established prior to October 1, 2006 may remain active and continue to add new employees.

The Distributor, in its sole discretion, may lower investment minimums for accounts associated with wrap-fee programs sponsored by certain broker-dealers and investment advisers and for accounts associated with certain other defined contribution plans not using the Natixis Funds' prototype document.

3. Complete the appropriate parts of the account application, carefully following the instructions. If you have any questions, please call your financial representative or Natixis Funds at 800-225-5478. For more information on Natixis Funds' investment programs, refer to the section "Additional Investor Services" in this Prospectus.


4. Use the sections of this prospectus that follow as your guide for purchasing shares.


Minimum Balance Policy


The Fund, on an annual basis, may deduct a minimum balance fee of $20 for accounts that fall below the minimum amount required to establish an account, as described above. The minimum balance fee is assessed by the automatic redemption of shares in the account in an amount sufficient to pay the fee. The valuation of account balances and the deduction of the fee generally occur during September of each calendar year, although they may occur at another date in the year. The fee will not be deducted from Fund positions opened after June 30th of the calendar year in which the fee is assessed. Certain accounts, such as accounts that fall below the minimum as a result of the automatic conversion from Class B to Class A shares, accounts using the Natixis Funds' prototype document (including IRAs, Keogh plans, 403(b)(7) plans and Coverdell Education Savings Accounts) and accounts associated with defined contribution plans, are excepted from the minimum balance fee.

In its discretion, the Fund may also close an account and send the account holder the proceeds if the account falls below the minimum amount required to establish an account. It is expected that accounts maintained by intermediaries through the National Securities Clearing Corporation ("NSCC") may be liquidated rather than assessed a fee, if the account balance falls below such minimum and that directly registered accounts will be assessed a fee rather than be liquidated. The valuation of account balances and the liquidation itself generally occur during October of each calendar year, although they may occur at another date in the year. Any account opened after June 30th of a calendar year will not be subject to the liquidation for that calendar year. Certain accounts, such as Class B accounts, accounts associated with wrap-fee programs or defined contribution plans are exempt from the liquidation. The determination of whether to deduct the minimum balance fee or close an account is made at the discretion of the Fund.

Self-Servicing Your Account

Buying or selling shares is easy with the services described below:

                     Natixis Funds Personal Access Line(R)

                             800-225-5478, press 1

                            Natixis Funds Web Site

                             www.funds.natixis.com

You have access to your account 24 hours a day by calling the Personal Access Line(R) from a touch-tone telephone or by visiting us online. Using these customer service options, you may:

  . purchase, exchange or redeem shares in your existing accounts (certain restrictions may apply);

  . review your account balance, recent transactions, Fund prices and recent performance;

  .  order duplicate account statements; and

  .  obtain tax information.

Please see the following pages for other ways to buy, exchange or sell your shares.

[GRAPHIC APPEARS HERE]

Fund Services

Buying Shares


                     Opening an Account              Adding to an Account
                     ------------------              --------------------
Through Your Investment Dealer

               .   Call your investment dealer for information about opening
                   or adding to an account. Dealers may also charge you a processing or service fee in connection with the purchase of fund shares.
By Mail
[GRAPHIC       .  Make out a check in U.S.      .  Make out a check in U.S.
APPEARS           dollars for the investment       dollars for the investment
HERE]             amount, payable to "Natixis      amount, payable to "Natixis
                  Funds." Third party checks,      Funds." Third party checks,
                  "starter" checks and credit      "starter" checks and credit
                  card convenience checks          card convenience checks
                  will not be accepted.            will not be accepted.

               .  Mail the check with your      .  Complete the investment
                  completed application to         slip from an account
                  Natixis Funds, P.O. Box          statement or include a
                  219579, Kansas City, MO          letter specifying the Fund
                  64121-9579.                      name, your class of shares,
                                                   your account number and the
               .  Shares purchased by check        registered account name(s).
                  are redeemable although the
                  Fund may withhold payment     .  Shares purchased by check
                  until the purchase check         are redeemable although the
                  has cleared. See the             Fund may withhold payment
                  section "Selling                 until the purchase check
                  Restrictions."                   has cleared. See the
                                                   section "Selling
                                                   Restrictions."

By Exchange (See the section "Exchanging Shares" for more details.)

[GRAPHIC       .  Call your investment dealer   .  Call your investment dealer
APPEARS           or Natixis Funds at 800-         or Natixis Funds at 800-
HERE]             225-5478 or visit                225-5478 or visit
                  www.funds.natixis.com to 1)      www.funds.natixis.com to
                  obtain a current prospectus      request an exchange.
                  for the Fund into which you
                  are exchanging and 2)
                  request an exchange.

By Wire

[GRAPHIC       .  Opening an account by wire    .  Visit www.funds.natixis.com
APPEARS           is not available.                to add shares to your
HERE]                                              account by wire. Instruct
                                                   your bank to transfer funds
                                                   to State Street Bank &
                                                   Trust Company, ABA
                                                   #011000028, and DDA
                                                   #99011538.

                                                .  Specify the Fund name, your
                                                   class of shares, your
                                                   account number and the
                                                   registered account name(s).
                                                   Your bank may charge you
                                                   for such a transfer.


Through Automated Clearing House ("ACH")

[GRAPHIC APPEARS HERE]

Fund Services

Buying Shares (continued)


                     Opening an Account               Adding to an Account
          ---------------------------------------  ---------------------------
 [GRAPHIC .  Although you cannot open an account   .  Call Natixis Funds at
 APPEARS     through ACH, you may add this            800-225-5478 or visit
 HERE]       feature by selecting it on your          www.funds.natixis.com to
             account application.                     add shares to your
                                                      account through ACH.
          .  Ask your bank or credit union
             whether it is a member of the ACH     .  If you have not signed
             system.                                  up for the ACH system,
                                                      please call Natixis
                                                      Funds or visit
                                                      www.funds.natixis.com
                                                      for a Service Options
                                                      Form. A medallion
                                                      signature guarantee may
                                                      be required to add this
                                                      privilege.

                                                   .  Shares purchased through
                                                      ACH may not be available
                                                      immediately for
                                                      redemption. See the
                                                      section "Selling
                                                      Restrictions."
 Automatic Investing Through Investment Builder
 [GRAPHIC .  Although you cannot open an account   .  If you have not signed
 APPEARS     through Investment Builder, you may      up for Investment
 HERE]       add this feature by selecting it on      Builder, please call
             your application.                        Natixis Funds at
                                                      800-225-5478 or visit
          .  Ask your bank or credit union            www.funds.natixis.com
             whether it is a member of the ACH        for a Service Options
             system.                                  Form. A medallion
                                                      signature guarantee may
                                                      be required to add this
                                                      privilege.

                                                   .  See the section
                                                      "Additional Investor
                                                      Services."

[GRAPHIC APPEARS HERE]

Fund Services

Selling Shares

                      To Sell Some or All of Your Shares

Certain restrictions may apply. Investments made by check or through ACH may not be available immediately for redemption. See the section "Restrictions on Buying, Selling and Exchanging Shares."


Through Your Investment Dealer

            . Call your investment dealer for information. Dealers may also charge you a processing or service fee in connection with the redemption of fund shares.

By Mail

[GRAPHIC    .  Write a letter to request a redemption. Specify the name of
APPEARS        your fund, class of shares, account number, the exact
HERE]          registered account name(s), the number of shares or the dollar amount to be redeemed and the method by which you wish to receive your proceeds. Additional materials may be required.
               See the section "Selling Shares in Writing."

            . The request must be signed by all of the owners of the shares and must include the capacity in which they are signing, if appropriate.

            . Mail your request by regular mail to Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579 or by registered, express or certified mail to Natixis Funds, 330 West 9th Street, Kansas City, MO 64105-1514.

            . Your proceeds (less any applicable CDSC and/or redemption fee) will be delivered by the method chosen in your letter. Proceeds delivered by mail will generally be mailed to you within three business days after the request is received in good order, although it may take longer. See "Restrictions on Buying Selling and Exchanging Shares - Selling Restrictions".

By Exchange (See the section "Exchanging Shares" for more details.)

[GRAPHIC    .  Obtain a current prospectus for the fund into which you are
APPEARS        exchanging by calling your investment dealer or Natixis Funds
HERE]          at 800-225-5478 or by visiting www.funds.natixis.com.

            . Call Natixis Funds or visit www.funds.natixis.com to request an exchange.

By Wire

[GRAPHIC    .  Complete the "Bank Information" section on your account
APPEARS        application.
HERE]
            .  Call Natixis Funds at 800-225-5478, visit
               www.funds.natixis.com or indicate in your redemption request letter (see above) that you wish to have your proceeds wired to your bank.

            . Proceeds (less any applicable CDSC and/or redemption fee) will generally be wired on the next business day, although it may take longer. See "Restrictions on Buying Selling and Exchanging Shares - Selling Restrictions". A wire fee will be deducted from the proceeds. Your bank may charge you a fee to receive the wire.

Through Automated Clearing House

[GRAPHIC    .  Ask your bank or credit union whether it is a member of the
APPEARS        ACH system.
HERE]
            .  Complete the "Bank Information" section on your account application.

            . If you have not signed up for the ACH system on your application, please call Natixis Funds at 800-225-5478 or visit www.funds.natixis.com for a Service Options Form. A medallion signature guarantee may be required to add this privilege.

            . Call Natixis Funds at 800-225-5478 or visit www.funds.natixis.com to request an ACH redemption. Proceeds (less any applicable CDSC and/or redemption fee) will generally arrive at your bank within three business days, although it may take longer. See "Restrictions on Buying Selling and Exchanging Shares - Selling Restrictions".

By Telephone



[GRAPHIC .  Call Natixis Funds at 800-225-5478 to choose the method you wish
APPEARS     to use to redeem your shares. You may receive your proceeds by
HERE]       mail, by wire or through ACH (see above). Subject to certain restrictions. See the section "Selling Shares in Writing".




By Systematic Withdrawal Plan (See the section "Additional Investor Services" for more details.)

[GRAPHIC .  Call Natixis Funds at 800-225-5478 or your financial
APPEARS     representative for more information.
HERE]
         .  Because withdrawal payments may have tax consequences, you should consult your tax adviser before establishing such a plan.

Selling Shares in Writing

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations, we also may require a medallion signature guarantee or additional documentation. A medallion signature guarantee protects you against fraudulent orders and is necessary if:


.. your address of record information or bank account information has been changed within the past 30 days;


.. you are selling more than $100,000 worth of shares and you are requesting the proceeds by check;

.. a proceeds check for any amount is either mailed to an address other than the address of record or not payable to the registered owner(s); or

.. the proceeds are sent by check, wire, or in some circumstances ACH to a bank account whose owner(s) do not match the owner(s) of the fund account.


A notary public cannot provide a medallion signature guarantee. The Fund will only accept medallion signature guarantees bearing the STAMP2000 Medallion imprint. A medallion signature guarantee can be obtained from one of the following sources:


..  a financial representative or securities dealer;

..  a federal savings bank, cooperative, or other type of bank;

..  a savings and loan or other thrift institution;

..  a credit union; or

..  a securities exchange or clearing agency.

In some situations additional documentation may be necessary. Please contact your financial representative or Natixis Funds regarding documentation requirements.

[GRAPHIC APPEARS HERE]

Fund Services

Exchanging Shares


In general, you may exchange shares of your Fund for shares of the same class of another Natixis Fund or Loomis Sayles Fund that offers such class of shares, without paying a sales charge or a CDSC (see the sections "Buying Shares" and "Selling Shares") subject to certain restrictions noted below. For exchanges into the Money Market Fund, the holding period for determining the CDSC for Class B and Class C Shares and conversion into class A shares if applicable, will stop and will resume only when an exchange into an applicable Fund occurs. The exchange must be for at least the minimum to open an account (or the total net asset value of your account, whichever is less), or at least $100 if made under the Automatic Exchange Plan (see the section "Additional Investor Services"). All exchanges are subject to the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. The exchange privilege may be exercised only in those states where shares of such funds may be legally sold. For federal income tax purposes, an exchange of fund shares for shares of another fund is generally treated as a sale on which gain or loss may be recognized. Subject to the applicable rules of the SEC, the Board of Trustees reserves the right to modify the exchange privilege at any time. Before requesting an exchange into any other fund, please read its prospectus carefully. You may be unable to hold your shares through the same financial intermediary if you engage in certain share exchanges. You should contact your financial intermediary for further details. Please refer to the SAI for more detailed information on exchanging Fund shares.

In certain limited circumstances, accounts participating in wrap fee programs may exchange Class A shares of a fund for Class Y shares of the same fund. In order to exchange shares, a representative of the wrap fee program must contact the Distributor in advance and follow the procedures set forth by the Distributor. In addition, all Class A shares held through the specific wrap fee platform must be exchanged for Class Y shares of the same fund. Shareholders will not be charged any redemption fee or exchange fee as a result of the exchange. The exchange between classes will generally be a non-taxable event to the shareholder.


Restrictions on Buying, Selling and Exchanging Shares


Frequent purchases and redemptions of Fund shares by shareholders may present certain risks for other shareholders in the Fund. This includes the risk of diluting the value of Fund shares held by long-term shareholders, interfering with the efficient management of the Fund's portfolio, and increasing brokerage and administrative costs. Funds investing in securities that require special valuation processes (such as foreign securities, high yield securities, or small cap securities) may also have increased exposure to these risks. The Fund discourages excessive, short-term trading that may be detrimental to the Fund and its shareholders. The Fund's Board of Trustees has adopted the following policies to address and discourage frequent purchases and redemptions of Fund shares.

The Fund reserves the right to suspend or change the terms of purchasing or exchanging shares. The Fund and the Distributor reserve the right to reject any purchase or exchange order for any reason, including if the transaction is deemed not to be in the best interests of the Fund's other shareholders or possibly disruptive to the management of the Fund. A shareholder whose exchange order has been rejected may still redeem its shares by submitting a redemption request as described above under "Selling Shares".

Limits on Frequent Trading. Without limiting the right of the Fund and the Distributor to reject any purchase or exchange order, the Fund and the Distributor may (but are not obligated to) restrict purchases and exchanges for the accounts of "market timers." An account may be deemed to be one of a market timer if it makes two "round trips" in the Fund over a 90-day interval, as determined by the Fund. A "round trip" is a purchase (including a purchase by exchange) into the Fund followed by a redemption (including a redemption by exchange) of any amount out of the Fund.

The preceding is not an exclusive description of activities that the Fund and the Distributor may consider to be "market timing."

Notwithstanding the above, certain financial intermediaries, such as retirement plan administrators, may monitor and restrict the frequency of purchase and redemption transactions in a manner different from that described above. The policies of these intermediaries may be more or less restrictive than the generally applicable policies described above. Please contact your financial representative for additional information regarding their policies for limiting the frequent trading of fund shares.

Trade Activity Monitoring. Trading activity is monitored selectively on a daily basis in an effort to detect excessive short-term trading activities. If the Fund or the Distributor believes that a shareholder or financial intermediary has engaged in market timing or other excessive, short-term trading activity, it may, in its discretion, request that the shareholder or financial intermediary stop such activities or refuse to process purchases or exchanges in the accounts. In its discretion, the Fund or the Distributor may restrict or prohibit transactions by such identified shareholders or intermediaries. In making such judgments, the Fund and the Distributor seek to act in a manner that they believe is consistent with the best interests of all shareholders. The Fund and the Distributor also reserve the right to notify financial intermediaries of your trading activity. Because the Fund and the Distributor will not always be able to detect market timing activity, investors should not assume the Fund will be able to detect or prevent all market timing or other trading practices that may disadvantage the Fund. For example, the ability of the Fund and the Distributor to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the record of the Fund's underlying beneficial owners. If the Fund believes that an investor has engaged in disruptive, short-term trading in violation of the Fund's policies through an omnibus account, the Fund will attempt to limit transactions by the underlying account or beneficial owner which engaged in such trading, although it may be unable to do so.

The Fund also seeks to prevent excessive and disruptive trading practices through the assessment of redemption fees on shares redeemed or exchanged within a given period after their purchase. See the section "Redemption Fees" for more information.


Purchase Restrictions


The Fund is required by federal regulations to obtain certain personal information from you and to use that information to verify your identity. The Fund may not be able to open your account if the requested information is not provided. The Fund reserves the right to refuse to open an account, close an account and redeem your shares at the then current price or take other such steps that the Fund deems necessary to comply with federal regulations if your identity cannot be verified.

Selling Restrictions


The table below describes restrictions placed on selling shares of any Fund described in this Prospectus. Please see the SAI for additional information regarding redemption payment policies:



Restriction                                      Situation
-----------                                      ---------
The Fund may suspend the     .  When the New York Stock Exchange (the "NYSE")
right of redemption or          is closed (other than a weekend/holiday).
postpone payment for more
than 7 days:                 .  During an emergency as permitted by the SEC.

                             .  During any other period as permitted by the SEC

The Fund reserves the right  .  With a notice of a dispute between registered
to suspend account services     owners or death of a registered owner
or refuse transaction
requests:                    .  With suspicion/evidence of a fraudulent act

The Fund may pay the         .  When it is detrimental for the Fund to make
redemption price in whole       cash payments as determined in the sole
or in part by a                 discretion of the adviser
distribution in kind of
readily marketable
securities in lieu of cash
or may take up to 7 days to
pay a redemption request in
order to raise capital:

The Fund may withhold        .  When redemptions are made within 10 calendar
redemption proceeds for 10      days of purchase by check or ACH to allow the
days from the purchase date:    check or ACH transaction to clear


If you hold certificates representing your shares, they must be sent with your request for it to be honored. It is recommended that certificates be sent by registered mail.


Although most redemptions are made in cash, as described in the SAI, the Fund reserves the right to redeem shares in kind. If a shareholder receives a distribution in kind, the shareholder will bear the market risk associated with the distributed securities and would incur brokerage or other charges in converting the securities to cash.

Redemption Fees


For Class A shares of the Fund

Shareholders will be charged a 2% redemption fee if they redeem, including redeeming by exchange, Class A shares of the Fund within 60 days of their acquisition (including acquisition by exchange). The redemption fee is intended to help deter harmful short-term trading and to offset the costs to the Fund of short-term trading, such as portfolio transaction and market impact costs associated with redemption activity and administrative costs associated with processing redemptions. The redemption fee is deducted from the shareholder's redemption or exchange proceeds and is paid to the Fund, although there may be a delay between the time the fee is deducted from such proceeds and when it is paid to the Fund.


The "first-in, first-out" (FIFO) method is used to determine the holding period of redeemed or exchanged shares, which means that if you acquired shares on different days, the shares acquired first will be redeemed or exchanged first for purposes of determining whether the redemption fee applies. A new holding period begins with each purchase or exchange.


The Fund currently does not impose a redemption fee on a redemption of:

..  shares acquired by reinvestment of dividends or distributions of the Fund; or


.. shares held in an account of certain retirement plans or profit sharing plans or purchased through certain intermediaries; or

..  shares redeemed as part of a systematic withdrawal plan; or

..  shares redeemed due to the death or disability of the shareholder; or


.. shares redeemed by the Fund due to the shareholder's failure to satisfy the Fund's minimum balance policy or in connection with the merger or liquidation of the Fund; or

.. shares redeemed to return an excess contribution in a Natixis/Loomis-sponsored retirement plan, such as an IRA or 403(b)(7) plan, or to effect a required minimum distribution from such a retirement plan.


The redemption fee also does not apply to changes of account registration or transfers within the same Fund or to shares converted from one share class to another share class of the same Fund. In these transactions, subject to systematic limitations, the redemption fee aging period will carry over to the acquired shares, such that if the acquired shares are redeemed or exchanged before the expiration of the aging period, a redemption fee will be applied.


The Fund may modify or eliminate these waivers at any time. In addition, the Fund may modify the way the redemption fee is applied, including the amount of the redemption fee and/or the length of time shares must be held before the redemption fee is no longer applied, for certain categories of investors or for shareholders investing through financial intermediaries which apply the redemption fee in a manner different from that described above.

The ability of the Fund to assess a redemption fee on transactions by underlying shareholders of omnibus and other accounts maintained by brokers, retirement plan accounts and fee-based program accounts may be limited.

[GRAPHIC APPEARS HERE]

Fund Services

How Fund Shares Are Priced


"Net asset value" is the price of one share of the Fund without a sales charge and is calculated each business day using this formula:


Net Asset Value =  Total market value of securities + Cash and other assets -
                                          Liabilities
                  ------------------------------------------------------------
                                  Number of outstanding shares


The net asset value of Fund shares is determined pursuant to policies and procedures approved by the Fund's Board of Trustees, as summarized below:

.. A share's net asset value is determined at the close of regular trading on the NYSE on the days the NYSE is open for trading. This is normally 4:00 p.m. Eastern time. The Fund's shares will not be priced on the days on which the NYSE is closed for trading. In addition, the Fund's shares will not be priced on the holidays listed in the SAI. See the section "Net Asset Value and Public Offering Price" in the SAI for more details.

.. The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated (plus or minus applicable sales charges as described earlier in this Prospectus) after your order is received "in good order."/1/

..  Requests received by the Fund after the NYSE closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the NYSE is open. The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated after your order is received by the transfer agent "in good order." If the transfer agent receives the order in good order by 4:00 p.m. Eastern time, the shareholder will receive that day's net asset value. Under limited circumstances, the Distributor may enter into contractual agreements pursuant to which orders received by your investment dealer before the Fund determines its net asset value (normally 4:00 p.m. Eastern time) are processed at the net asset value determined on the day the order was received by your investment dealer. Please contact your investment dealer to determine whether it has entered into such a contractual agreement. If your investment dealer has not entered into such a contractual agreement, your order will be processed at the net asset value next determined after your investment dealer submits the order to the Fund.
--------
/1/ Please see the "Buying Shares" section, which provides additional information regarding who can receive a purchase order.


Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in the sections "Buying Shares" and "Selling Shares."

Generally, Fund securities are valued as follows:

.. Equity securities -- market price or as provided by a pricing service if market price is unavailable.

.. Debt securities (other than short-term obligations) -- based upon pricing service valuations, which determine valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.


.. Short-term obligations (purchased with an original or remaining maturity of 60 days or less) -- amortized cost (which approximates market value).

.. Securities traded on foreign exchanges -- market price on the foreign exchange, unless the Fund believes that an occurrence after the close of that exchange will materially affect the security's value. In that case, the security may be fair valued at the time the Fund determines its net asset value by or pursuant to procedures approved by the Board of Trustees. When fair valuing their securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time the Fund's net asset value is calculated.

.. Options -- The Fund generally values index options at the average of the closing bid and asked quotations. Under normal market conditions, the Fund will generally consider the value of index options determined at the close of trading on the Chicago Board Options Exchange (the "CBOE") (normally 4:15 p.m. Eastern time) to be the value at the close of the NYSE (normally 4:00 p.m. Eastern time). However, under some circumstances, the Fund will consider the closing price on the CBOE to not reflect the value of the index options at the close of the NYSE. In such circumstances the options will be fair valued by or pursuant to procedures approved by the Board of Trustees.


.. Futures -- unrealized gain or loss on the contract using current settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or pursuant to procedures approved by the Board of Trustees.

.. All other securities -- fair market value as determined by the adviser of the Fund pursuant to procedures approved by the Board of Trustees.


As described above, if market prices are not readily available for a security, securities may not be priced on the basis of quotations from the primary market in which they are traded but rather may be priced by another method that the Board of Trustees believes is more likely to result in a price that reflects fair value (which is the amount that the Fund might reasonably expect to receive from a current sale of the security in the ordinary course of business). The Fund may also value securities at fair value or estimate their value pursuant to procedures approved by the Board of Trustees in other circumstances such as when extraordinary events occur after the close of the relevant market but prior to the close of the NYSE. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund's net asset value may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Dividends and Distributions


The Fund generally distributes most or all of its net investment income (other than capital gains) in the form of dividends. The Fund declares and pay dividends for each class monthly. The Fund expects to distribute all net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. To the extent permitted by law, the Board of Trustees may adopt a different schedule as long as payments are made at least annually.


Distributions will automatically be reinvested in shares of the same class of the distributing Fund at net asset value, unless you select one of the following alternatives:


    . Participate in the Dividend Diversification Program, which allows you to have all dividends and distributions automatically invested at net asset value in shares of the same class of another Natixis Fund registered in your name. Certain investment minimums and restrictions may apply. For more information about this program, see the section "Additional Investor Services."


    . Receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of the Fund, or in the same class of another Natixis Fund.

    .  Receive all distributions in cash.

For more information or to change your distribution option, contact Natixis Funds in writing or call 800-225-5478.


If you earn more than $10 annually in taxable income from a Natixis Fund held in a non-retirement plan account, you will receive a Form 1099 to help you report the prior calendar year's distributions on your federal income tax return. This information will also be reported to the Internal Revenue Service. Be sure to keep this Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.

Tax Consequences


Except as noted, the discussion below addresses only the U.S. federal income tax consequences of an investment in the Fund and does not address any non-U.S., state or local tax consequences.

The Fund intends to meet all requirements under Subchapter M of the Internal Revenue Code (the "Code") necessary to qualify for treatment as a "regulated investment company" and thus does not expect to pay any federal income tax on income and capital gains distributed to shareholders.

Taxation of Distributions from the Fund. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Distributions by the Fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws generally will not be taxable. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains (that is the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends ("Capital Gain Dividends") will be taxable as long-term capital gains. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. For taxable years beginning before January 1, 2011, distributions of investment income designated by the Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the reduced long-term capital gain rates described below, provided holding period and other requirements are met at both the shareholder and Fund level. "Qualified dividend income" generally includes dividends from domestic and some non-U.S. corporations. Income generated by investments in fixed income securities is not, and REITs is generally not, eligible for treatment as qualified dividend income. The Fund does not expect a significant portion of their distributions to be treated as qualified dividend income.

For taxable years beginning before January 1, 2011, long-term capital gain rates applicable to individuals have generally been temporarily reduced to 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets. For more information, see the SAI under "Taxation of Fund Distributions."

Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price the shareholder paid). Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized or realized but not distributed. Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares.

Sales or Exchanges of Fund Shares. The redemption, sale or exchange of the Fund's shares (including an exchange of Fund shares for shares of another Natixis Fund or Money Market Fund) is a taxable event and may result in the recognition of a gain or loss. Gain or loss, if any, recognized on the redemption, sale, exchange or other disposition of the Fund's shares will be taxed as a long-term capital gain or loss if the shares are capital assets in the shareholder's hands and if the shareholder held the shares for more than one year. See the SAI under "Sale or Redemption of Shares" for more information.

Taxation of Certain Investments. The Fund's investments in foreign securities may be subject to foreign withholding and other taxes. In that case, a Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of a Fund's distributions. Because the Fund invests in foreign securities, shareholders should consult their tax advisers about consequences of their investments under foreign laws.

Dividends derived from interest on securities issued by the U.S. government or its agencies or instrumentalities may be exempt from state and local income taxes. The Fund advises shareholders of the proportion of any Fund's dividends that are derived from such interest.

The Fund's investments in certain debt obligations, mortgage-backed securities, asset-backed securities and derivatives may cause that Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

Non-U.S. Shareholders. Capital gain dividends and exempt-interest dividends generally will not be subject to withholding of federal income tax. In general, dividends (other than Capital Gain Dividends) paid to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "Foreign Person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). However, effective for taxable years of the Fund beginning before January 1, 2008, the Fund generally will not be required to withhold any amounts with respect to distributions of (i) U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, and (ii) net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions are properly designated by the Fund. Pending legislation would extend the exemption from withholding for interest-related distributions and short-term capital gain distributions for one year. At the time of this filing, it is unclear whether the legislation will be enacted. The Fund does not intend to make such designations.

Backup Withholding. The Fund is required in certain circumstances to apply backup withholding on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the U.S.) who does not furnish the Fund certain information and certifications or who is otherwise subject to backup withholding. The backup withholding rate is 28% for amounts paid on or before December 31, 2010 and will be 31% for amounts paid after December 31, 2010. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the United States.


You should consult your tax adviser for more information on your own situation, including possible foreign, state or local taxes.

[GRAPHIC APPEARS HERE]

Fund Services

Additional Investor Services

Retirement Plans

Natixis Funds offer a range of retirement plans, including Coverdell Education Savings Accounts, IRAs, SEPs, SARSEPs*, SIMPLE IRAs**, 403(b) plans and other pension and profit sharing plans. Refer to the section "It's Easy to Open an Account" for investment minimums. For more information about our Retirement Plans, call us at 800-225-5478.

Investment Builder Program


This is Natixis Funds automatic investment plan. Once you meet the Fund minimum, you may authorize automatic monthly transfers of $50 or more per Fund from your bank checking or savings account to purchase shares of one or more Natixis Funds. For instructions on how to join the Investment Builder Program, please refer to the section "Buying Shares."


Dividend Diversification Program

This program allows you to have all dividends and any other distributions automatically invested in shares of the same class of another Natixis Fund or the Money Market Fund, subject to the eligibility requirements of that other fund and to state securities law requirements. Shares will be purchased at the selected fund's net asset value without a front-end sales charge or CDSC on the dividend record date. Before establishing a Dividend Diversification Program into any other Natixis Fund or the Money Market Fund, please read its prospectus carefully.

Automatic Exchange Plan


Natixis Funds have an automatic exchange plan under which shares of a class of a Natixis Fund are automatically exchanged each month for shares of the same class of another Natixis Fund or the Money Market Fund. There is no fee for exchanges made under this plan, but there may be a sales charge in certain circumstances. Please see the section "Exchanging Shares" above and refer to the SAI for more information on the Automatic Exchange Plan.


Systematic Withdrawal Plan

This plan allows you to redeem shares and receive payments from your Fund on a regular schedule. Redemption of shares that are part of the Systematic Withdrawal Plan is not subject to a CDSC. However, the amount or percentage you specify in the plan may not exceed, on an annualized basis, 10% of the value of your Fund account based upon the value of your Fund account on the day you establish your plan. For information on establishing a Systematic Withdrawal Plan, please refer to the section "Selling Shares."

Natixis Funds Personal Access Line(R)

This automated customer service system allows you to have access to your account 24 hours a day by calling 800-225-5478, and pressing 1. With a touch-tone telephone, you can obtain information about your current account balance, recent transactions, Fund prices and recent performance. You may also use Personal Access Line(R) to purchase, exchange or redeem shares in any of your existing accounts. Certain restrictions may apply.

Natixis Funds Web Site

Visit us at www.funds.natixis.com to review your account balance and recent transactions, to view daily prices and performance information or to order duplicate account statements and tax information. You may also go online to purchase, exchange or redeem shares in your existing accounts. Certain restrictions may apply.
--------
* Effective January 1, 1997, the Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRA became available, replacing SARSEP plans. SARSEP plans established prior to January 1, 1997, may remain active and continue to add new employees.

** Effective October 1, 2006, Natixis Funds no longer offers SIMPLE IRAs. SIMPLE IRA plans established prior to October 1, 2006 may remain active and continue to add new employees.

                      This page left blank intentionally.

[GRAPHIC APPEARS HERE]

Financial Performance


The financial highlights table is intended to help you understand the Fund's financial performance for the last five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and
distributions). This information has been audited by [      ], an independent
registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report to shareholders. The annual report is incorporated by reference into the SAI, which are available free of charge upon request from the Distributor.

For a share outstanding throughout period.



                              Income (loss) from investment
                                       operations:             Less distributions:
                              ------------------------------ -----------------------
                    Net asset              Net               Dividends
                     value,      Net     realized Total from  from net
                    beginning investment   gain   investment investment     Total     Redemption
                    of period   income    (loss)  operations   income   distributions    fee
                    --------- ---------- -------- ---------- ---------- ------------- ----------
CORE PLUS BOND FUND
Class A
9/30/2007            $          $         $         $          $           $            $
9/30/2006             11.41      0.50(c)   (0.07)    0.43       (0.61)      (0.61)       0.00(f)
9/30/2005             11.69      0.46(c)   (0.18)    0.28       (0.56)      (0.56)       0.00(f)
9/30/2004             11.63      0.47(c)    0.13     0.60       (0.54)      (0.54)       0.00(f)
9/30/2003(e)          11.28      0.37(c)    0.34     0.71       (0.36)      (0.36)         --
Class B
9/30/2007
9/30/2006             11.41      0.41(c)   (0.05)    0.36       (0.53)      (0.53)       0.00(f)
9/30/2005             11.70      0.37(c)   (0.18)    0.19       (0.48)      (0.48)       0.00(f)
9/30/2004             11.62      0.38(c)    0.14     0.52       (0.44)      (0.44)       0.00(f)
9/30/2003(e)          11.28      0.30(c)    0.34     0.64       (0.30)      (0.30)         --
Class C
9/30/2007
9/30/2006             11.42      0.41(c)   (0.05)    0.36       (0.53)      (0.53)       0.00(f)
9/30/2005             11.71      0.37(c)   (0.18)    0.19       (0.48)      (0.48)       0.00(f)
9/30/2004             11.63      0.38(c)    0.14     0.52       (0.44)      (0.44)       0.00(f)
9/30/2003(e)          11.29      0.30(c)    0.34     0.64       (0.30)      (0.30)         --



(a)A sales charge for Class A and Class C (prior to February 1, 2004) shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(b)Computed on an annualized basis for periods less than one year.
(c)Per share net investment income has been calculated using the average shares outstanding during the period.
(d)Represents the total expenses prior to advisory fee waiver and/or reimbursement of a portion of the Fund's expenses.



                                      Ratio to average net assets:
                                   ----------------------------------
 Net asset             Net assets,                            Net
  value,     Total       end of      Gross        Net      investment Portfolio
  end of     return      period     Expenses    Expenses     Income   turnover
  period     (%)(a)      (000's)     (%)(b)      (%)(b)      (%)(b)   rate (%)
 --------- --------    ----------- --------    --------    ---------- ---------
  $        $            $          $           $            $         $
  11.23         4.0(g)    91,464       1.08(d)     1.05(h)      4.46        91
  11.41         2.4(g)   105,111       1.18(d)     1.13(h)      3.93        64
  11.69         5.3(g)   120,009       1.22(d)     1.19(h)      4.05        69
  11.63         6.4      133,887       1.28         N/A         4.31        61


  11.24         3.3(g)   109,782       1.83(d)     1.80(h)      3.72        91
  11.41         1.6(g)   132,221       1.93(d)     1.88(h)      3.18        64
  11.70         4.6(g)   148,556       1.97(d)     1.94(h)      3.29        69
  11.62         5.8      161,317       2.03         N/A         3.55        61


  11.25         3.3(g)     6,983       1.82(d)     1.80(h)      3.63        91
  11.42         1.6(g)     6,065       1.93(d)     1.88(h)      3.17        64
  11.71         4.6(g)     6,162       1.98(d)     1.94(h)      3.30        69
  11.63         5.8        7,612       2.03         N/A         3.55        61


(e)For the nine months ended September 30, 2003.
(f)Amount rounds to less than $0.01.
(g)Had certain expenses not been reduced during the period, total return would have been lower.
(h)The investment adviser agreed to reimburse a portion of the Fund's expenses and/or waive its management fee during the period. Without this reimbursement/waiver, expenses would have been higher.

Glossary of Terms

Bottom-up analysis -- The analysis of potential performance of individual stocks before considering the impact of economic trends. Such companies may be identified from research reports, stock screens or personal knowledge of the products and services.


Capital gain distributions -- Payments to a fund's shareholders of net profits earned from selling securities in a fund's portfolio. Capital gain distributions are usually paid once a year.


Credit rating -- Independent evaluation of a bond's creditworthiness. This measurement is usually calculated through an index compiled by companies such as Standard & Poor's Rating Service, Inc. ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or Fitch Investors Services, Inc. ("Fitch"). Bonds with a credit rating of BBB or higher by S&P or Fitch, or Baa or higher by Moody's, are generally considered investment-grade.

Derivative -- A financial instrument whose value and performance are based on the value and performance of another security or financial instrument.


Discounted price -- The difference between a bond's current market price and its face or redemption value.


Diversification -- The strategy of investing in a wide range of securities representing different market sectors to reduce the risk if an individual company or one sector suffers losses.

Dividend yield -- The current or estimated annual dividend divided by the market price per share of a security.

Duration -- An estimate of how much a bond's price fluctuates with changes in comparable interest rates.

Earnings growth -- A pattern of increasing rates of growth in earnings per share from one period to another, which usually causes a stock's price to rise.


Income distributions -- Payments to a fund's shareholders resulting from the net interest or dividend income earned by a fund's portfolio.


Inflation -- A general increase in prices coinciding with a fall in the real value of money, as measured by the Consumer Price Index.

Interest rate -- Rate of interest charged for the use of money, usually expressed at an annual rate.


Market capitalization -- Market price multiplied by number of shares outstanding. Whether a company is considered a "large," "medium" or "small" capitalization company for any particular fund will depend upon the company's market capitalization at the time of measurement and the index being used and/or the guidelines used by the portfolio manager.


Maturity -- The final date on which the payment of a debt instrument (e.g., bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.


Net assets -- A fund's assets minus its liabilities. With respect to a fund that has a policy to invest 80% of their net assets in particular kinds of securities, "net assets" as used in such policies means net assets plus borrowings made for investment purposes.

Net asset value (NAV) per share -- The market value of one share of a fund on any given day without taking into account any front-end sales charge or CDSC. It is determined by dividing a fund's total net assets by the number of shares outstanding.

Rule 144A securities -- Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless a manager has determined, under guidelines established by the fund's trustees, that a particular issue of Rule 144A securities is liquid.


Structured Notes -- Structured notes are debt obligations whose principal and/or interest payments are determined by reference to changes in some external factor or factors, such as an interest rate or a commodities or securities index.

Top-down approach -- The method in which an investor first looks at trends in the general economy, and next selects industries and then companies that the investor believes should benefit from those trends.


Total return -- The change in value of an investment in the fund over a specific time period expressed as a percentage. Total returns assume all distributions are reinvested in additional shares of the fund.


Value investing -- A relatively conservative investment approach that focuses on companies that may be temporarily out of favor or whose earnings or assets are not fully reflected in their stock prices. Value stocks will tend to have a lower price-to-earnings ratio than growth stocks.

Volatility -- The general variability of a portfolio's value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.


Yield -- The rate at which the fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

If you would like more information about the Fund, the following documents are available free upon request:

   Annual and Semiannual Reports -- Provide additional information about the Fund's investments. Each report includes a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI) -- Provides more detailed information about the Fund and its investment limitations and policies. Each SAI has been filed with the SEC and is incorporated into this Prospectus by reference.

To order a free copy of the Fund's annual or semiannual report or its SAIs, to request other information about the Fund and to make shareholder inquiries generally, contact your financial representative, or the Fund at:


                          Natixis Distributors, L.P.,
                     399 Boylston Street, Boston, MA 02116
                            Telephone: 800-225-5478


 The Fund's annual and semiannual reports and SAIs are available on the Fund's website at:


                             www.funds.natixis.com

                    Important Notice Regarding Delivery of
                            Shareholder Documents:

In our continuing effort to reduce your fund's expenses and the amount of mail that you receive from us, we will combine mailings of prospectuses, annual or semiannual reports and proxy statements to your household. If more than one family member in your household owns the same fund or funds described in a single prospectus, report or proxy statement, you will receive one mailing unless you request otherwise. Additional copies of our prospectuses, reports or proxy statements may be obtained at any time by calling 800-225-5478. If you are currently receiving multiple mailings to your household and would like to receive only one mailing or if you wish to receive separate mailings for each member of your household in the future, please call us at the telephone number listed above and we will resume separate mailings within 30 days of your request.

  Your financial representative or Natixis Funds will also be happy to answer your questions or to provide any additional information that you may require.


Information about the Fund, including its reports and SAI, can be reviewed and copied at the Public Reference Room of the SEC in Washington, D.C. Text-only copies of the Fund's reports and SAI are available free from the EDGAR Database on the SEC's Internet site at: www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request at the following E-mail address:


     publicinfo@sec.gov, or by writing the SEC's Public Reference Section,
                         Washington, D.C. 20549-0102.


 Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090.

Portfolio Holdings -- A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.


 Natixis Distributors, L.P. ("Natixis Distributors"), and other firms selling shares of Natixis Funds are members of the Financial Industry Regulatory Authority ("FINRA"). As a service to investors, FINRA has asked that we inform you of the availability of a brochure on its Public Disclosure Program. The program provides access to information about



  securities firms and their representatives. Investors may obtain a copy by contacting FINRA at 800-289-9999 or by visiting its Web site at www.FINRA.org.

Natixis Distributors distributes the Natixis Funds and Loomis Sayles Funds. If you have a complaint concerning Natixis Distributors or any of its representatives or associated persons, please direct it to Natixis
Distributors, L.P., Attn: Director of Compliance, 399 Boylston Street, Boston,
                     MA 02116 or call us at 617-449-2828.

                  (Investment Company Act File No. 811-04323)

                            [LOGO OF NATIXIS FUNDS]

                     Natixis Income Funds - Class Y Shares

                    [LOGO OF LOOMIS SAYLES & COMPANY, L.P.]

Loomis Sayles Core Plus Bond Fund



                                                                     Prospectus

                                                               February 1, 2008


The Securities and Exchange Commission has not approved or disapproved any Fund's shares or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a crime.


For general information on the Fund or any of its services and for assistance in opening an account, contact your financial representative or call Natixis Funds.


Natixis Funds
P.O. Box 219579
Kansas City, MO 64121-9579
800-225-5478

www.funds.natixis.com

Table of Contents


Goals, Strategies & Risks                                                    3
   Loomis Sayles Core Plus Bond Fund                                         3
Fund Fees & Expenses                                                         7
More About Risk                                                             10
Management Team                                                             13
   Meet the Fund's Investment Adviser                                       13
   Meet the Fund's Portfolio Managers                                       15
Fund Services                                                               17
   Compensation to Securities Dealers                                       17
   It's Easy to Open an Account                                             18
   Buying Shares                                                            19
   Selling Shares                                                           20
   Selling Shares in Writing                                                21
   Exchanging Shares                                                        21
   Restrictions on Buying, Selling and Exchanging Shares                    22
   How Fund Shares Are Priced                                               25
   Dividends and Distributions                                              26
   Tax Consequences                                                         28
Financial Performance                                                       30
Glossary of Terms                                                           31


If you have any questions about any of the terms used in this Prospectus, please refer to the "Glossary of Terms."


To learn more about the possible risks of investing in the Fund, please refer to the section "More About Risk." This section details the risks of practices in which the Fund may engage. Please read this section carefully before you invest.


Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

[GRAPHIC APPEARS HERE]

Goals, Strategies & Risks

Loomis Sayles Core Plus Bond Fund


Adviser:  Loomis, Sayles & Company, L.P. ("Loomis Sayles")
Managers: Peter W. Palfrey and Richard G. Raczkowski
Category: Corporate Income


                                       Class Y
Ticker Symbol:                         -------
                                       NERYX

Investment Goal

The Fund seeks a high level of current income consistent with what the Fund considers reasonable risk. It invests primarily in corporate and U.S. government bonds.

Principal Investment Strategies


Under normal market conditions, the Fund will invest primarily in U.S. corporate and U.S. government bonds, which include U.S. government sponsored agency debenture and pass-through securities among other things. It will adjust to changes in the relative strengths of the U.S. corporate or U.S. government bond markets by shifting the relative balance between the two. The Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in bond investments. The term "bond investments" includes debt securities of any maturity. In accordance with applicable Securities and Exchange Commission ("SEC") requirements, the Fund will notify shareholders prior to any change to such policy taking effect. In addition, the Fund normally will invest at least 80% of its assets in investment-grade securities (those rated BBB or higher by Standard & Poor's Ratings Group ("S&P") or Fitch Investor Services, Inc. ("Fitch"), Baa or higher by Moody's Investors Service, Inc. ("Moody's") or, if unrated, of comparable quality as determined by Loomis Sayles), including cash and cash equivalent securities, and will generally maintain an effective duration of +/- 2 years relative to the Lehman Aggregate Bond Index. Duration is an approximate measure of the sensitivity of a fixed income security to interest rate risk. Securities with higher durations are generally more sensitive to this risk. For example, if interest rates rise by one percentage point, the share price of the fund with an average duration of five years would generally decline about 5%. If rates decrease by a percentage point, such fund's share price would generally rise about 5%. The Fund may also invest up to 20% of its assets, at the time of purchase, in bonds rated below investment grade (also known as "junk bonds"), or if unrated, of comparable quality as determined by Loomis Sayles.

Loomis Sayles follows a total return-oriented investment approach in selecting securities for the Fund. It takes into account economic and market conditions as well as issuer-specific data, such as:


..   Fixed charge coverage

..   The relationship between cash flows and debt service obligations

..   The experience and perceived strength of management

..   Price responsiveness of the security to interest rate changes

..   Earnings prospects

..   Debt as a percentage of assets

..   Borrowing requirements, debt maturity schedules and liquidation value

In selecting investments for the Fund, Loomis Sayles employs the following strategies:


..   Its research analysts work closely with the Fund's portfolio managers to develop an outlook for the economy from research produced by various Wall Street firms and specific forecasting services or from economic data released by U.S. and foreign governments as well as the Federal Reserve Bank.

..   Next, the analysts conduct a thorough review of individual securities to identify what they consider attractive values in the high quality bond market. This value analysis uses quantitative tools such as internal and external computer systems and software.

..   Loomis Sayles continuously monitors an issuer's creditworthiness to assess whether the obligation remains an appropriate investment for the Fund. It may relax its emphasis on quality with respect to a given security if it believes that the issuer's financial outlook is solid. This may create an opportunity for higher returns.

..   Loomis Sayles seeks to balance opportunities for yield and price performance by combining macroeconomic analysis with individual security selection. Fund holdings are generally diversified across industry groups such as utilities or telecommunications, which tend to move independently of the ebbs and flows in economic growth.

The Fund may also:

..   Invest in Rule 144A securities and structured notes.

..   Invest in foreign securities, including those in emerging markets, and related currency transactions. Loomis Sayles may elect not to hedge currency risk, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

..   Invest in futures.

..   Invest in mortgage-related securities, including mortgage dollar rolls.


..   For temporary defensive purposes, hold any portion of its assets in cash and/or invest in money market instruments or high quality debt securities as Loomis Sayles deems appropriate. The Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment objective.


Principal Investment Risks

The principal risks of investing in the Fund are described below. There are other circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.


Derivative securities risk: Derivative securities are subject to changes in the underlying securities or indices on which such transactions are based. There is no guarantee that the use of derivatives for hedging purposes will be effective or that suitable transactions will be available. Even a small investment in derivatives (which may include options, futures, swap contracts and other transactions) may give rise to leverage risk and can have a significant impact on the Fund's exposure to securities markets values, interest rates or the currency exchange rate. Derivative securities are subject to credit risk and liquidity risk.

Fixed-income securities risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. This means that you may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. Lower-quality fixed-income securities may be subject to these risks to a greater extent than other fixed-income securities. Lower-quality fixed-income securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. Rule 144A securities and structured notes may be more illiquid than other fixed-income securities.


Foreign securities risk: Foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets. The Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.

Management risk: The risk that a strategy used by the Fund's portfolio management may fail to produce the intended result.

Market risk: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition as well as overall market and economic conditions.


Mortgage-related securities risk: In addition to the risks associated with investments in fixed-income securities generally, mortgage-related securities are subject to the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium. A dollar roll involves potential risks of loss that in addition to those related to the securities underlying the transactions. The Fund may be required to purchase securities at a higher price than may otherwise be available on the open market. There is no assurance that the Fund's use of cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.


For additional information, see the section "More About Risk."

Evaluating the Fund's Past Performance

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods compare with those of two broad measures of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.


The Fund's current adviser assumed that function on September 1, 2003. Prior to that it served as subadviser to the Fund, a function it assumed in June 2001. This chart and table reflect results achieved by the previous subadviser under different investment policies for periods prior to June 2001. The Fund's performance might have been different had the current advisory arrangements and investment policies been in place for all periods shown.


The bar chart shows the Fund's total returns for Class Y shares for each of the last ten calendar years.


                                Total Return
                                 ------------
        1998           1999  2000  2001  2002  2003  2004  2005  2006   2007
        ----          -----  ----  ----  ----  ----  ----  ----  ----  -----
        8.26%         -0.01% 7.60% 7.80% 3.45% 9.03% 5.35% 1.35% 5.64% [x.xx]%



                               Highest Quarterly Return:
                               [Third] Quarter [xxxx], up [x.xx]%
                               Lowest Quarterly Return:
                               [Second] Quarter [xxxx], down [x.xx]%


The table below shows how the average annual total returns (before and after taxes) for the one-year, five-year and ten-year periods compare to those of the Lehman Aggregate Bond Index, an unmanaged index of investment-grade bonds with one- to ten-year maturities issued by the U.S. government, its agencies and U.S. corporations. The returns are also compared to the Lehman U.S. Credit Index, an unmanaged index that includes all publicly issued, fixed-rate, nonconvertible, dollar-denominated, SEC-registered, U.S. investment-grade corporate debt and foreign debentures that meet specified maturity, liquidity and quality requirements. You may not invest directly in an index. The Fund's total returns reflect the expenses of the Fund's Class Y shares. Class Y total returns have also been calculated to reflect return after taxes on distributions only and also return after taxes on distributions and sales of Fund shares. The Lehman Aggregate Bond Index and Lehman U.S. Credit Index returns have not been adjusted for ongoing management, distribution and operating expenses applicable to mutual fund investments.


Average Annual Total Returns
(for the periods ended
December 31, 2007)                   Past 1 Year     Past 5 Years Past 10 Years
----------------------             ----------------  ------------ -------------

Loomis Sayles Core Plus Bond Fund

Class Y - Return Before Taxes          [x.xx]%         [x.xx]%       [x.xx]%

   Return After Taxes on
     Distributions*                    [x.xx]%         [x.xx]%       [x.xx]%

Return After Taxes on
  Distributions & Sales of Fund
  Shares*                              [x.xx]%         [x.xx]%       [x.xx]%

Lehman Aggregate Bond Index**          [x.xx]%         [x.xx]%       [x.xx]%

Lehman U.S. Credit Index**             [x.xx]%         [x.xx]%       [x.xx]%

--------
* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
** The returns of each index do not reflect a deduction for fees, expenses or taxes.

For information about Fund expenses, see the section "Fund Fees & Expenses."

[GRAPHIC APPEARS HERE]

Fund Fees & Expenses


The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.


Shareholder Fees

(fees paid directly from your investment)


                                                              Class Y
                                                    ---------------------------
Maximum sales charge (load) imposed on purchases                           None
Maximum deferred sales charge (load)                                       None
Redemption fees                                     2% of redemption proceeds+*

--------
+ Will be charged on redemptions and exchanges of shares held for 60 days or less. For more information, see the section "Redemption Fees".

* Generally, a transaction fee will be charged for expedited payment of redemption proceeds of $5.00 for wire transfers or $20.50 overnight delivery. These fees are subject to change.


Annual Fund Operating Expenses

(expenses that are deducted from Fund assets, as a percentage of average daily net assets)


                                                         Core Plus Bond Fund/1/
                                                                Class Y
                                                         ---------------------
Management fees                                                  [0.43]%
Distribution and/or service (12b-1) fees                          0.00%
Other expenses**                                                 [x.xx]%
Total Annual Fund Operating Expenses                             [x.xx]%
Fee Waiver and/or Expense Reimbursement                          [x.xx]% [+]
Net Expenses                                                     [x.xx]% [+]

--------

* Other Expenses include expenses indirectly borne by the Fund through investments in certain pooled investment vehicles ("Acquired Fund Fees and Expenses") of less than 0.01% of the Fund's average daily net assets. The expense information shown in the table above may differ from the expense information disclosed in the Fund's financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
1 Loomis Sayles and Natixis Asset Management Advisors, L.P. ("Natixis Advisors"), the Fund's advisory administrator, have given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, such as litigation and indemnification expenses, to [ ]% annually of the Fund's average daily net assets for Class Y. This undertaking is in effect through January 31, 2009 and is reevaluated on an annual basis. [Without this undertaking, expenses would have been higher. ]

[GRAPHIC APPEARS HERE]

Loomis Sayles and Natixis Advisors will be permitted to recover, on a class by class basis, expenses it has borne through the undertakings described above to the extent that a class's expenses in later periods fall below the annual rates set forth in the relevant undertaking. The Fund will not be obligated to pay any such deferred fees and expenses more than one year after the end of the fiscal year in which the fees and expenses were deferred.


Example


This example*, which is based upon the expenses shown in the "Annual Fund Operating Expenses" table, is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The example assumes that:


..   You invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods;


..   Your investment has a 5% return each year;

..   The Fund's operating expenses remain the same; and

..   All dividends and distributions are reinvested.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


                                                          Core Plus
                                                          Bond Fund
                                                           Class Y
                                                          ---------
            1 year                                          $[xxx]
            3 years                                         $[xxx]
            5 years                                         $[xxx]
            10 years                                        $[xxx]

--------

* The Example is based on the Net Expenses for the first seven months and on the Total Annual Fund Operating Expenses for the remainder of the 1-year period and the remaining years.

A "snapshot" of the Fund's investments will be found in the Fund's annual and semiannual reports. In addition, a list of the Fund's full portfolio holdings, which is updated monthly after an aging period of at least 30 days, will be available on the Fund's website at www.funds.natixis.com (click on "Fund Information" and then "Portfolio Holdings"). These holdings will remain accessible on the website until the Fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date of the information. In addition, a list of the Fund's top 10 holdings as of the month-end is generally available within 5 days after the month-end on the Fund's website at www.funds.natixis.com (click on "Fund Information," then "Our fund line-up," then the name of the Fund and scroll down to "Portfolio Highlights").

[GRAPHIC APPEARS HERE]

More About Risk


The Fund has principal investment strategies that come with inherent risks. The principal risks of investing in the Fund are described in the Fund summary under "Principal Investment Risks." The following is a list of non-principal risks to which the Fund may be subject because of its investment in various types of securities or engagement in various practices.

Correlation Risk The risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

Credit Risk The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Funds that invest in securities rated below investment -grade quality (i.e., below a rating of Baa by Moody's or below BBB by S&P or Fitch), or that are unrated but judged to be of comparable quality by the Fund's adviser are subject to greater credit risk than funds that do not invest in such securities.

Currency Risk The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

Emerging Markets Risk The risk associated with investing in companies traded in developing securities markets, which may be smaller and have shorter operating histories than companies in developed markets. Emerging markets involve risks in addition to and greater than those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure and capitalization, and regulatory oversight in emerging market economies is generally less than in more developed markets.

Extension Risk The risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the expected prepayment time, typically reducing the security's value.

Foreign Risk The risk associated with investments in issuers located in foreign countries. The Fund's investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. companies. In the event of a nationalization, expropriation or other confiscation, the Fund that invests in foreign securities could lose its entire investment. If the Fund invests in securities from issuers located in countries with emerging markets, it may face greater foreign risk since emerging market countries may be more likely to experience political and economic instability. A Fund's investment in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.

High Yield Risk The risk associated with investing in lower quality fixed income securities (commonly known as "junk bonds") and unrated securities of similar quality , which may be subject to greater levels of interest rate, credit and liquidity risk than other securities. These securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund's ability to sell them.

Information Risk The risk that key information about a security is inaccurate or unavailable. Securities issued in initial public offerings, or IPO's, involve greater information risk than other equity securities due to the lack of public information.

Interest Rate Risk The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and prices fall when interest rates rise.

Leverage Risk The risk associated with securities or practices (e.g., borrowing) that multiply small index or market movements into larger changes in value. When a derivative security (a security whose value is based on another security or index) is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that the Fund uses a derivative security for purposes other than as a hedge, or, if the Fund hedges imperfectly, that Fund is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain. Structured notes may be considered derivative securities and may be subject to this type of risk.

Liquidity Risk The risk that certain securities or instruments may be difficult or impossible to sell at the time and at the price that the seller would like. This may result in a loss or may otherwise be costly to the Fund. These types of risks may also apply to derivatives, restricted securities, Section 4(2) commercial paper, structured notes and Rule 144A securities.

Management Risk The risk that a strategy used by the Fund's portfolio management may fail to produce the intended result.

Market Risk The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition as well as overall market and economic conditions.

Opportunity Risk The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are invested in less profitable investments.

Options, Futures, Swap Contracts and Other Derivatives Risks These transactions are subject to changes in the underlying security on which such transactions are based. It is important to note that even a small investment in these types of derivative securities may give rise to leverage risk and can have a significant impact on the Fund's exposure to stock market values, interest rates or currency exchange rates. These types of transactions will be used primarily for hedging purposes, including anticipatory hedging.

Political Risk The risk of losses directly attributable to government or political actions.

Prepayment Risk The risk that unanticipated prepayments may occur, reducing the return from mortgage- or asset-backed securities, or real estate investment trusts.

Small Capitalization Companies Risk These companies carry special risks, including narrower markets, more limited financial and management resources, less liquidity and greater volatility than large company securities.

Valuation Risk The risk that the Fund has valued certain securities at a higher price than the price at which they can be sold.

[GRAPHIC APPEARS HERE]

Management Team


Meet the Fund's Investment Adviser

The Natixis Funds family (as defined below) currently includes 24 mutual funds. The Natixis Funds family had combined assets of $[xx.x] billion as of December 31, 2007. Natixis Funds are distributed through Natixis Distributors, L.P. (the "Distributor"). This Prospectus covers Class Y shares of the Fund, which, along with the other Natixis Income Funds, Natixis Equity Funds, Natixis Diversified Portfolios, Loomis Sayles Global Markets Fund, Loomis Sayles Growth Fund, Loomis Sayles Research Fund, Loomis Sayles Value Fund, Gateway Fund and Natixis Cash Management Trust -- Money Market Series (the "Money Market Fund") constitute the "Natixis Funds."


Adviser


Loomis Sayles, located at One Financial Center, Boston, Massachusetts 02111, serves as adviser to the Funds. Loomis Sayles is a subsidiary of Natixis Global Asset Management, L.P. (formerly, IXIS Asset Management U.S. Group, L.P., herein referred to as "Natixis US"), which is part of Natixis Global Asset Management (formerly IXIS Asset Management Group). Founded in 1926, Loomis Sayles is one of America's oldest investment advisory firms with over $[xxx.x] billion in assets under management as of December 31, 2007. Loomis Sayles is well known for its professional research staff, which is one of the largest in the industry. Loomis Sayles makes investment decisions for the Fund.

Natixis Advisors, located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the advisory administrator to the Fund. Natixis Advisors is a subsidiary of Natixis US, which is part of Natixis Global Asset Management, an international asset management group based in Paris, France. Natixis Global Asset Management is ultimately owned principally by three large French financial service entities: Natixis, an investment banking and financial services firm which is publicly traded on Euronext in Paris; the Caisse d'Epargne, a financial institution owned by French regional savings banks known as Caisse d'Epargne; and Banque Federale des Banques Populaires, a financial institution owned by regional cooperative banks known as Banque Populaires. Natixis US has 14 principal subsidiary or affiliated asset management firms that collectively had over $[xxx.x] billion in assets under management at December 31, 2007. Natixis Advisors provides certain administrative and oversight services to the Fund. Natixis Advisors does not determine what investments will be purchased or sold by the Fund.

The aggregate advisory fees paid by the Fund during the fiscal year ended September 30, 2007, as a percentage of the Fund's average daily net assets, was [x.xx]% for the Fund/1/.

A discussion of the factors considered by the Fund's Board of Trustees in approving the Fund's investment advisory contract is available in the Fund's annual report for the fiscal year ended September 30, 2007.


Portfolio Trades


In placing portfolio trades, Loomis Sayles may use brokerage firms that market the Fund's shares or are affiliated with Natixis US or Loomis Sayles' parent company. In placing trades, Loomis Sayles will seek to obtain the best combination of price and execution, which involves a number of judgmental factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Board of Trustees.

--------
/1/ The advisory fee for the Fund consisted of a fee of [x.xxx]% payable to Loomis Sayles, as investment adviser to the Fund and an advisory administration fee of [x.xxx]% payable to Natixis Advisors, as advisory administrator to the Fund.

Securities Lending

The Fund may lend a portion of its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see "Investment Strategies" in the Statement of Additional Information ("SAI") for details. When the Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. The Fund may pay lending fees to the party arranging the loan.

Transactions with Other Investment Companies Pursuant to SEC exemptive relief, the Fund may be permitted to invest its daily cash balances in shares of money market and short-term bond funds advised by Natixis Advisors (an affiliate of Loomis Sayles), or its affiliates ("Central Funds"). The Central Funds currently include the Money Market Fund, Institutional Daily Income Fund, Cortland Trust, Inc., and Short Term Income Fund, Inc. Each Central Fund is advised by Reich & Tang Asset Management, LLC ("Reich & Tang"), except for the Money Market Fund, which is advised by Natixis Advisors and subadvised by Reich & Tang. Because Loomis Sayles, Natixis Advisors and Reich & Tang are each subsidiaries of Natixis US, the Funds and the Central Funds may be considered to be related companies comprising a "group of investment companies" under the Investment Company Act of 1940 (the "1940 Act").

Pursuant to such exemptive relief, the Fund may also borrow and lend money for temporary or emergency purposes directly to and from other Funds through an interfund credit facility. In addition to the Fund and the Central Funds, series of the following mutual fund groups may also be able to participate in the facility: Natixis Funds Trust I (except the CGM Advisor Targeted Equity Fund series), Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Harris Associates Investment Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Gateway Trust. The advisers and subadvisers to these mutual funds currently include Natixis Advisors, Reich & Tang, Loomis Sayles, AEW Management and Advisors, L.P., BlackRock Investment Management LLC ("BlackRock"), Dreman Value Management, LLC ("Dreman"), Hansberger Global Investors, Inc. ("Hansberger"), Harris Associates L.P., Vaughan Nelson Investment Management , L.P. and Westpeak Global Advisors, L.P. Each of these advisers and subadvisers (except BlackRock and Dreman) are subsidiaries of Natixis US and are thus "affiliated persons" under the 1940 Act by reason of being under common control by Natixis US. In addition, because the Funds, and other funds, are advised by firms that are affiliated with one another, they may be considered to be related companies comprising a "group of investment companies" under the 1940 Act. The Central Funds will participate in the Credit Facility only as lenders. Participation in such an interfund lending program would be voluntary for both borrowing and lending funds, and the Fund would participate in an interfund lending program only if the Board of Trustees determined that doing so would benefit the Fund. Should the Fund participate in such an interfund lending program, the Board of Trustees would establish procedures for the operation of the program by the advisers or an affiliate. The Fund may engage in the transactions described above without further notice to shareholders.

[GRAPHIC APPEARS HERE]

Management Team


Meet the Fund's Portfolio Managers

The following persons have primary responsibility for the day-to-day management of each indicated Fund's portfolio since the date stated below. Associate Portfolio Managers are actively involved in formulating the overall strategy for the funds they manage but are not the primary decision makers. Each portfolio manager has been employed by Loomis Sayles for at least five years.

Peter W. Palfrey


Peter W. Palfrey has served as co-portfolio manager of the Fund since May 1999 (including service until May 2001 with Back Bay Advisors, the former subadviser of the Core Plus Bond Fund). Mr. Palfrey, Portfolio Manager and Vice President of Loomis Sayles, began his investment career in 1983 and joined Loomis Sayles in 2001. Mr. Palfrey holds the designation of Chartered Financial Analyst. He received his B.A. from Colgate University and has over 24 years of investment experience.


Richard G. Raczkowski


Richard G. Raczkowski has served as a co-portfolio manager of the Fund since May 1999 (including service until May 2001 with Back Bay Advisors, the former subadviser of the Core Plus Bond Fund). Mr. Raczkowski, Portfolio Manager and Vice President of Loomis Sayles, began his investment career in 1985 and joined Loomis Sayles in 2001. He received a B.A. from the University of Massachusetts and an M.B.A. from Northeastern University and has over 21 years of investment experience.

Please see the Fund's SAI for information on Portfolio Manager compensation, other accounts under management by the Portfolio Managers and the Portfolio Managers' ownership of securities in the Fund.

[GRAPHIC APPEARS HERE]

Fund Services


Compensation to Securities Dealers

The Distributor and its affiliates may, out of their own resources, make payments to dealers and other financial intermediaries that satisfy certain criteria established from time to time by the Distributor. Payments may vary based on sales, the amount of assets a dealer's or intermediary's clients have invested in the Fund, and other factors. These payments may also take the form of sponsorship of seminars or informational meetings or payments for attendance by persons associated with a dealer or intermediary at informational meetings. The Distributor and its affiliates may also make payments for recordkeeping and other transfer agency-related services to dealers and intermediaries that sell Fund shares.

The payments described in this section, which may be significant to the dealers and the financial intermediaries, may create an incentive for a dealer or financial intermediary or their representatives to recommend or sell shares of a particular fund or share class over other mutual funds or share classes. Additionally, these payments may result in the Fund's inclusion on a sales list, including a preferred or select sales list, or in other sales programs. Please see the SAI for additional information about payments made by the Distributor and its affiliates to dealers and intermediaries. Please also contact your dealer or financial intermediary for details about payments it may receive.

It's Easy to Open an Account

To Open an Account with Natixis Funds:


1. Read this Prospectus carefully. Except to the extent otherwise permitted by the Distributor, the Fund will only accept accounts from U.S. citizens with a U.S. address or resident aliens with a U.S. address and a U.S. taxpayer identification number.


2. Read the following eligibility and minimum investment requirements to determine if you may purchase Class Y shares.


    Class Y shares of the Fund may be purchased by the following entities at the following investment minimums:


    A minimum initial investment of $100,000 and the minimum subsequent investment of $100 for:

       . Other mutual funds, endowments, foundations, bank trust departments or trust companies.

      There is no initial or subsequent investment minimum for:

       . Wrap Fee Programs of certain broker-dealers, the adviser(s) or the Distributor. Such wrap fee programs may be subject to additional or different conditions, including a wrap account fee. Each broker-dealer is responsible for transmitting to its customer a schedule of fees and other information regarding any such conditions.

       .  Retirement Plans such as 401(a), 401(k), 457 or 403(b) plans.


       . Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the Retirement Plans invested in the Fund as set forth above.

       . Service Accounts through an omnibus account by investment advisers, financial planners, broker-dealers or other intermediaries who have entered into a service agreement with the Fund. A fee may be charged to shareholders purchasing through a service account if they effect transactions through such parties and they should contact such parties regarding information regarding such fees.

At the discretion of Loomis Sayles, employees and clients of Loomis Sayles may purchase Class Y shares of the Fund below the stated minimums. In addition, at the discretion of Natixis Advisors, clients of Natixis Advisors and its affiliates may also purchase Class Y shares of the Fund below the stated minimums.


   Additionally, the following accounts may purchase Class Y shares with no initial or subsequent investment minimum:

       . Insurance Company Accounts of New England Financial, Metropolitan Life Insurance Company ("MetLife") or their affiliates.

       . Deferred Compensation Plan Accounts of New England Life Insurance Company ("NELICO"), MetLife or their affiliates ("Deferred Compensation Accounts").

       . Separate Accounts of New England Financial, MetLife or their affiliates.

3. You should contact Natixis Funds at 800-225-5478 for an application or if you have any questions about purchasing Fund shares.


4. Use the sections of this prospectus that follow as your guide for purchasing shares.


Certificates

Certificates will not be issued for any class of shares.

[GRAPHIC APPEARS HERE]

Fund Services

Buying Shares


                   Opening an Account                       Adding to an Account
Through Your Investment Dealer

         .  Call your investment dealer for information about opening or adding to an account. Dealers may also charge you a processing or service fee in connection with the purchase of fund shares.
By Mail

[GRAPHIC .  Make out a check in U.S. dollars for   .  Make out a check in U.S. dollars for
APPEARS     the investment amount, payable to         the investment amount, payable to
HERE]       "Natixis Funds." Third party checks,      "Natixis Funds." Third party checks,
            "starter" checks and credit card          "starter" checks and credit card
            convenience checks will not be            convenience checks will not be
            accepted.                                 accepted.

         .  Mail the check with your completed     .  Complete the investment slip from an
            application to Natixis Funds, P.O.        account statement or include a
            Box 219579, Kansas City, MO               letter specifying the Fund name,
            64121-9579.                               your class of shares, your account
                                                      number and the registered account
         .  Shares purchased by check are             name(s).
            redeemable although the Fund may
            withhold payment until the purchase    .  Shares purchased by check are
            check has cleared. See the section        redeemable although the Fund may
            "Selling Restrictions."                   withhold payment until the purchase
                                                      check has cleared. See the section
                                                      "Selling Restrictions."

By Exchange (See the section "Exchanging Shares" for more details.)

[GRAPHIC .  Call your investment dealer or
APPEARS     Natixis Funds at 800- 225-5478 to 1)
HERE]       obtain a current prospectus for the    .  Call your investment dealer or
            Fund into which you are exchanging        Natixis Funds at 800- 225-5478 to
            and 2) request an exchange.               request an exchange.
By Wire

[GRAPHIC .  Mail your completed application to     .  Instruct your bank to transfer funds
APPEARS     Natixis Funds, P.O. Box 219579,           to State Street Bank & Trust
HERE]       Kansas City, MO 64121-9579                Company, ABA #011000028, and DDA
                                                      #99011538.
         .  Call Natixis Funds to obtain an
            account number and wire transfer       .  Specify the Fund name, your class of
            instructions. Your bank may charge        shares, your account number and the
            you for such a transfer.                  registered account name(s). Your
                                                      bank may charge you for such a
                                                      transfer.

Through Automated Clearing House ("ACH")

[GRAPHIC .  Although you cannot open an account    .  Call Natixis Funds at 800-225-5478
APPEARS     through ACH, you may add this             or visit www.funds.natixis.com to
HERE]       feature by selecting it on your           add shares to your account through
            account application.                      ACH.

         .  Ask your bank or credit union          .  If you have not signed up for the
            whether it is a member of the ACH         ACH system, please call Natixis
            system.                                   Funds for a Service Options Form. A
                                                      medallion signature guarantee may be
                                                      required to add this privilege.

                                                   .  Shares purchased through ACH may not
                                                      be available immediately for
                                                      redemption. See the section "Selling
                                                      Restrictions."

[GRAPHIC APPEARS HERE]

Fund Services

Selling Shares

                      To Sell Some or All of Your Shares

Certain restrictions may apply. Investments made by check or through ACH may not be available immediately for redemption. See the section "Restrictions on Buying, Selling and Exchanging Shares."


Through Your Investment Dealer

             . Call your investment dealer for information. Dealers may also charge you a processing or service fee in connection with the redemption of fund shares.
By Mail

[GRAPHIC     .  Write a letter to request a redemption. Specify the name of
APPEARS         your fund, class of shares, account number, the exact
HERE]           registered account name(s), the number of shares or the
                dollar amount to be redeemed and the method by which you wish to receive your proceeds. Additional materials may be required. See the section "Selling Shares in Writing."

             . The request must be signed by all of the owners of the shares and must include the capacity in which they are signing, if appropriate.

             . Mail your request by regular mail to Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579 or by registered, express or certified mail to Natixis Funds, 330 West 9/th/ Street, Kansas City, MO 64105-1514.

             . Your proceeds (less any applicable redemption fee) will be delivered by the method chosen in your letter. Proceeds delivered by mail will generally be mailed to you within three business days after the request is received in good order, although it may take longer. See "Restrictions on Buying Selling and Exchanging Shares - Selling Restrictions".

By Exchange (See the section "Exchanging Shares" for more details.)

[GRAPHIC     .  Obtain a current prospectus for the fund into which you are
APPEARS         exchanging by calling your investment dealer or Natixis Funds
HERE]           at 800-225-5478.

             .  Call Natixis Funds to request an exchange.

By Wire

[GRAPHIC     .  Complete the "Bank Information" section on your account
APPEARS         application.
HERE]
             .  Call Natixis Funds at 800-225-5478 or indicate in your
                redemption request letter (see above) that you wish to have your proceeds wired to your bank.

             . Proceeds (less any applicable redemption fee) will generally be wired on the next business day, although it may take longer. See "Restrictions on Buying Selling and Exchanging Shares - Selling Restrictions". A wire fee will be deducted from the proceeds. Your bank may charge you a fee to receive the wire.

Through Automated Clearing House

[GRAPHIC     .  Ask your bank or credit union whether it is a member of the
APPEARS         ACH system.
HERE]
             .  Complete the "Bank Information" section on your account application.

             . If you have not signed up for the ACH system on your application, please call Natixis Funds at 800-225- 5478 for a Service Options Form. A medallion signature guarantee may be required to add this privilege.

             .  Call Natixis Funds to request an ACH redemption.

             . Proceeds (less any applicable redemption fee) will generally arrive at your bank within three business days, although it may take longer. See "Restrictions on Buying Selling and Exchanging Shares - Selling Restrictions".

By Telephone
[GRAPHIC        .  Call Natixis Funds at 800-225-5478 to choose the method you
APPEARS            wish to use to redeem your shares. You may receive your
HERE]              proceeds by mail, by wire or through ACH (see above).
                   Subject to certain restrictions. See the section "Selling
                   Shares in Writing."


Selling Shares in Writing

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations, we also may require a medallion signature guarantee or additional documentation.

A medallion signature guarantee protects you against fraudulent orders and is necessary if:


    . your address of record information or bank account information has been changed within the past 30 days;


    . you are selling more than $100,000 worth of shares and you are requesting the proceeds by check;

    . a proceeds check for any amount is either mailed to an address other than the address of record or not payable to the registered owner(s); or

    . the proceeds are sent by check, wire, or in some circumstances ACH to a bank account whose owner(s) do not match the owner(s) of the fund account.

A notary public cannot provide a medallion signature guarantee. The Funds will only accept medallion signature guarantees bearing the STAMP2000 Medallion imprint. A medallion signature guarantee can be obtained from one of the following sources:

    .  a financial representative or securities dealer;

    .  a federal savings bank, cooperative, or other type of bank;

    .  a savings and loan or other thrift institution;

    .  a credit union; or

    .  a securities exchange or clearing agency.


In some situations additional documentation may be necessary. Please contact your financial representative or Natixis Funds regarding documentation requirements.


Exchanging Shares


You may exchange Class Y shares of the Fund, subject to minimum investment requirements, for Class Y shares of any Natixis Fund that offers Class Y shares, for Institutional Class shares of any series of Loomis Sayles Funds that offers Institutional Class shares or for Class A shares of the Money Market Fund subject to certain restrictions noted below. Certain Funds that offer Institutional Class shares may be subject to redemption fees. The exchange must be for at least the minimum to open an account or the total net asset value of your account, whichever is less. All exchanges are subject to the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. The exchange privilege may be exercised only in those states where shares of such funds may be legally sold. For federal income tax purposes, an exchange of fund shares for shares of another fund is generally treated as a sale on which gain or loss may be recognized. Subject to the applicable rules of the SEC, the Board of Trustees reserves the right to modify the exchange privilege at any time. Before requesting an exchange into any other fund, please read its prospectus carefully. You may be unable to hold your share through the same financial intermediary if you engage in certain share exchanges. You should contact your financial intermediary for further details. Please refer to the SAI for more detailed information on exchanging Fund shares.

[GRAPHIC APPEARS HERE]

Fund Services

Restrictions on Buying, Selling and Exchanging Shares


Frequent purchases and redemptions of Fund shares by shareholders may present certain risks for other shareholders in the Fund. This includes the risk of diluting the value of Fund shares held by long-term shareholders, interfering with the efficient management of the Fund's portfolio, and increasing brokerage and administrative costs. Funds investing in securities that require special valuation processes (such as foreign securities, high yield securities, or small cap securities) may also have increased exposure to these risks. Each Fund discourages excessive, short-term trading that may be detrimental to the Fund and its shareholders. The Fund's Board of Trustees has adopted the following policies to address and discourage frequent purchases and redemptions of Fund shares.

The Fund reserves the right to suspend or change the terms of purchasing or exchanging shares. The Fund and the Distributor reserve the right to reject any purchase or exchange order for any reason, including if the transaction is deemed not to be in the best interests of the Fund's other shareholders or possibly disruptive to the management of the Fund. A shareholder whose exchange order has been rejected may still redeem its shares by submitting a redemption request as described above under "Selling Shares".

Limits on Frequent Trading. Without limiting the right of the Fund and the Distributor to reject any purchase or exchange order, the Fund and the Distributor may (but are not obligated to) restrict purchases and exchanges for the accounts of "market timers." An account may be deemed to be one of a market timer if it makes two "round trips" in the Fund over a 90-day interval, as determined by the Fund. A "round trip" is a purchase (including a purchase by exchange) into the Fund followed by a redemption (including a redemption by exchange) of any amount out of the Fund. The preceding is not an exclusive description of activities that the Fund and the Distributor may consider to be "market timing."

Notwithstanding the above, certain financial intermediaries, such as retirement plan administrators, may monitor and restrict the frequency of purchase and redemption transactions in a manner different from that described above. The policies of these intermediaries may be more or less restrictive than the generally applicable policies described above. Please contact your financial representative for additional information regarding their policies for limiting the frequent trading of fund shares.


Trade Activity Monitoring. Trading activity is monitored selectively on a daily basis in an effort to detect excessive short-term trading activities. If the Fund or the Distributor believes that a shareholder or financial intermediary has engaged in market timing or other excessive, short-term trading activity, it may, in its discretion, request that the shareholder or financial intermediary stop such activities or refuse to process purchases or exchanges in the accounts. In its discretion, the Fund or the Distributor may restrict or prohibit transactions by such identified shareholders or intermediaries. In making such judgments, the Fund and the Distributor seek to act in a manner that they believe is consistent with the best interests of all shareholders. The Fund and the Distributor also reserve the right to notify financial intermediaries of your trading activity. Because the Fund and the Distributor will not always be able to detect market timing activity, investors should not assume the Fund will be able to detect or prevent all market timing or other trading practices that may disadvantage the Fund. For example, the ability of the Fund and the Distributor to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the record of the Fund's underlying beneficial owners. If the Fund believes that an investor has engaged in disruptive, short-term trading in violation of the Fund's policies through an omnibus account, the Fund will attempt to limit transactions by the underlying account or beneficial owner which engaged in such trading, although it may be unable to do so.

The Fund seeks to prevent excessive and disruptive trading practices through the assessment of redemption fees on shares redeemed or exchanged within a given period after their purchase. See the section "Redemption Fees" for more information.


Purchase Restrictions


The Fund is required by federal regulations to obtain certain personal information from you and to use that information to verify your identity. The Fund may not be able to open your account if the requested information is not provided. The Fund reserves the right to refuse to open an account, close an account and redeem your shares at the then current price or take other such steps that the Fund deems necessary to comply with federal regulations if your identity cannot be verified.


[GRAPHIC APPEARS HERE]

Fund Services

Restrictions on Buying, Selling and Exchanging Shares (continued)

Selling Restrictions


The table below describes restrictions placed on selling shares of the Fund described in this Prospectus Please see the SAI for additional information regarding redemption payment policies:



 Restriction                            Situation
 -----------                            ---------

 The Fund may suspend the right of      .  When the New York Stock Exchange
 redemption or postpone payment for        (the "NYSE") is closed (other than
 more than 7 days:                         a weekend/holiday).

                                        .  During an emergency as permitted
                                           by the SEC.

                                        .  During any other period as
                                           permitted by the SEC

 The Fund reserves the right to         .  With a notice of a dispute between
 suspend account services or refuse        registered owners or death of a
 transaction requests:                     registered owner

                                        .  With suspicion/evidence of a
                                           fraudulent act

 The Fund may pay the redemption price  .  When it is detrimental for the
 in whole or in part by a distribution     Fund to make cash payments as
 in kind of readily marketable             determined in the sole discretion
 securities in lieu of cash or may         of the adviser
 take up to 7 days to pay a redemption
 request in order to raise capital:

 The Fund may withhold redemption       .  When redemptions are made within
 proceeds for 10 days from the             10 calendar days of purchase by
 purchase date:                            check or ACH to allow the check or
                                           ACH transaction to clear


If you hold certificates representing your shares, they must be sent with your request for it to be honored. It is recommended that certificates be sent by registered mail.

Although most redemptions are made in cash, as described in the SAI, each Fund reserves the right to redeem shares in kind. If a shareholder receives a distribution in kind, the shareholder will bear the market risk associated with the distributed securities and would incur brokerage or other charges in converting the securities to cash.


Redemption Fees


Shareholders will be charged a 2% redemption fee if they redeem, including redeeming by exchange, Class Y shares of the Fund within 60 days of their acquisition (including acquisition by exchange). The redemption fee is intended to help deter harmful short-term trading and to offset the costs to the Fund of short-term trading, such as portfolio transaction and market impact costs associated with redemption activity and administrative costs associated with processing redemptions. The redemption fee is deducted from the shareholder's redemption or exchange proceeds and is paid to the Fund, although there may be a delay between the time the fee is deducted from such proceeds and when it is paid to the Fund.


The "first-in, first-out" (FIFO) method is used to determine the holding period of redeemed or exchanged shares, which means that if you acquired shares on different days, the shares acquired first will be redeemed or exchanged first for purposes of determining whether the redemption fee applies. A new holding period begins with each purchase or exchange.


The Fund currently does not impose a redemption fee on a redemption of:

..  shares acquired by reinvestment of dividends or distributions of the Fund; or


.. shares held in an account of certain retirement plans or profit sharing plans or purchased through certain intermediaries; or

..  shares redeemed as part of a systematic withdrawal plan; or

..  shares redeemed due to the death or disability of the shareholder; or


.. shares redeemed by the Fund due to the shareholder's failure to satisfy the Fund's minimum balance policy or in connection with the merger or liquidation of the Fund; or

.. shares redeemed to return an excess contribution in a Natixis/Loomis-sponsored retirement plan, such as an IRA or 403(b)(7) plan, or to effect a required minimum distribution from such a retirement plan.

The redemption fee also does not apply to changes of account registration or transfers within the same Fund or to shares converted from one share class to another share class of the same Fund. In these transactions, subject to systematic limitations, the redemption fee aging period will carry over to the acquired shares, such that if the acquired shares are redeemed or exchanged before the expiration of the aging period, a redemption fee will be applied.

The Fund may modify or eliminate these waivers at any time. In addition, the Fund may modify the way the redemption fee is applied, including the amount of the redemption fee and/or the length of time shares must be held before the redemption fee is no longer applied, for certain categories of investors or for shareholders investing through financial intermediaries which apply the redemption fee in a manner different from that described above.

The ability of the Fund to assess a redemption fee on transactions by underlying shareholders of omnibus and other accounts maintained by brokers, retirement plan accounts and fee-based program accounts may be limited.

[GRAPHIC APPEARS HERE]

Fund Services

How Fund Shares Are Priced


"Net asset value" is the price of one share of the Fund without a sales charge and is calculated each business day using this formula:



Net Asset Value = Total market value of securities + Cash and other assets - Liabilities
                  ----------------------------------------------------------------------
                                      Number of outstanding shares



The net asset value of Fund shares is determined pursuant to policies and procedures approved by the Fund's Board of Trustees, as summarized below:

.. A share's net asset value is determined at the close of regular trading on the NYSE on the days the NYSE is open for trading. This is normally 4:00 p.m. Eastern time. The Fund's shares will not be priced on the days on which the NYSE is closed for trading. In addition, the Fund's shares will not be priced on the holidays listed in the SAI. See the section "Net Asset Value and Public Offering Price" in the SAI for more details.

.. The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated (plus or minus applicable sales charges as described earlier in this Prospectus) after your order is received "in good order."/1/

.. Requests received by the Fund after the NYSE closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the NYSE is open. The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated after your order is received by the transfer agent "in good order." If the transfer agent receives the order in good order by 4:00 p.m. Eastern time, the shareholder will receive that day's net asset value. Under limited circumstances, the Distributor may enter into contractual agreements pursuant to which orders received by your investment dealer before the Fund determines its net asset value (normally 4:00 p.m. Eastern time) are processed at the net asset value determined on the day the order was received by your investment dealer. Please contact your investment dealer to determine whether it has entered into such a contractual agreement. If your investment dealer has not entered into such a contractual agreement, your order will be processed at the net asset value next determined after your investment dealer submits the order to the Fund.

Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in the sections "Buying Shares" and "Selling Shares."

--------
/1/ Please see the "Buying Shares" section which provides additional information regarding who can receive a purchase order.

Generally, Fund securities are valued as follows:


.. Equity securities -- market price or as provided by a pricing service if market price is unavailable.

.. Debt securities (other than short-term obligations) -- based upon pricing service valuations, which determine valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.


.. Short-term obligations (purchased with an original or remaining maturity of 60 days or less) -- amortized cost (which approximates market value).

.. Securities traded on foreign exchanges -- market price on the foreign exchange, unless the Fund believes that an occurrence after the close of that exchange will materially affect the security's value. In that case, the security may be fair valued at the time the Fund determines its net asset value by or pursuant to procedures approved by the Board of Trustees. When fair valuing their securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time the Fund's net asset value is calculated.

.. Options -- The Fund generally values index options at the average of the closing bid and asked quotations. Under normal market conditions, the Fund will generally consider the value of index options determined at the close of trading on the Chicago Board Options Exchange (the "CBOE") (normally 4:15 p.m. Eastern time) to be the value at the close of the NYSE (normally 4:00 p.m. Eastern time). However, under some circumstances, the Fund will consider the closing price on the CBOE to not reflect the value of the index options at the close of the NYSE. In such circumstances the options will be fair valued by or pursuant to procedures approved by the Board of Trustees.


.. Futures -- unrealized gain or loss on the contract using current settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or pursuant to procedures approved by the Board of Trustees.

.. All other securities -- fair market value as determined by the adviser of the Fund pursuant to procedures approved by the Board of Trustees.


As described above, if market prices are not readily available for a security, securities may not be priced on the basis of quotations from the primary market in which they are traded but rather may be priced by another method that the Board of Trustees believes is more likely to result in a price that reflects fair value (which is the amount that the Fund might reasonably expect to receive from a current sale of the security in the ordinary course of business). The Fund may also value securities at fair value or estimate their value pursuant to procedures approved by the Board of Trustees in other circumstances such as when extraordinary events occur after the close of the relevant market but prior to the close of the NYSE. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund's net asset value may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.


Dividends and Distributions


The Fund generally distributes most or all of its net investment income (other than capital gains) in the form of dividends. The Fund declares and pays dividends for each class monthly. The Fund expects to distribute all net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. To the extent permitted by law, the Board of Trustees may adopt a different schedule as long as payments are made at least annually.


Distributions will automatically be reinvested in shares of the same class of the distributing Fund at net asset value, unless you select one of the following alternatives:

    . Receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional Class Y shares of the Fund, or in Class Y shares of another Natixis Fund.

    .  Receive all distributions in cash.

For more information or to change your distribution option, contact Natixis Funds in writing or call 800-225-5478.

If you earn more than $10 annually in taxable income from a Natixis Fund held in a non-retirement plan account, you will receive a Form 1099 to help you report the prior calendar year's distributions on your federal income tax return. This information will also be reported to the Internal Revenue Service. Be sure to keep this Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.

[GRAPHIC APPEARS HERE]

Fund Services

Tax Consequences


Except as noted, the discussion below addresses only the U.S. federal income tax consequences of an investment in the Fund and does not address any non-U.S., state or local tax consequences.

The Fund intends to meet all requirements under Subchapter M of the Internal Revenue Code (the "Code") necessary to qualify for treatment as a "regulated investment company" and thus does not expect to pay any federal income tax on income and capital gains distributed to shareholders.

Taxation of Distributions from the Fund. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Distributions by the Fund to retirement funds that qualify for tax-exempt treatment under federal income tax laws generally will not be taxable. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends ("Capital Gain Dividends") will be taxable as long-term capital gains. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. For taxable years beginning before January 1, 2011, distributions of investment income designated by the Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the reduced long-term capital gain rates described below, provided holding period and other requirements are met at both the shareholder and Fund level. "Qualified dividend income" generally includes dividends from domestic and some non-U.S. corporations. Income generated by investments in fixed income securities is not, and REITS is generally not, eligible for treatment as qualified dividend income. The Fund does not expect a significant portion of their distributions to be treated as qualified dividend income.

For taxable years beginning on or before January 1, 2011, long-term capital gain rates applicable to individuals have been temporarily reduced to, in general, 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets. For more information, see the SAI under "Taxation of Fund Distributions."

Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price the shareholder paid). Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized or realized but not distributed. Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares.

Sales or Exchanges of Fund Shares. The redemption, sale or exchange of the Fund's shares (including an exchange of Fund shares for shares of another Natixis Fund or Money Market Fund) is a taxable event and may result in the recognition of a gain or loss. Gain or loss, if any, recognized on the redemption, sale, exchange or other disposition of the Fund's shares will be taxed as a long-term capital gain or loss if the shares are capital assets in the shareholder's hands and if the shareholder held the shares for more than one year. See the SAI under "Sale or Redemption of Shares" for more information.

Taxation of Certain Investments. Income received by the Fund from shares within foreign countries may be subject to foreign withholding and other taxes. In that case, the Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions. Because the Fund invests in foreign securities, shareholders should consult their tax advisers about consequences of their investments under foreign laws.

Dividends derived from interest on securities issued by the U.S. government or its agencies or instrumentalities may be exempt from state and local income taxes. The Fund advises shareholders of the proportion of the Fund's dividends that are derived from such interest.

The Fund's investments in certain debt obligations, asset-backed securities, mortgage-backed securities and derivatives may cause that Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

Non-U.S. Shareholders. Capital Gain Dividends will not be subject to withholding. In general, dividends (other than Capital Gain Dividends) paid to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "Foreign Person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). However, effective for taxable years of the Fund beginning before January 1, 2008, the Fund generally will not be required to withhold any amounts with respect to distributions of (i) U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, and
(ii) net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions are properly designated by the Fund. Pending legislation would extend the exemption from withholding for interest-related distributions and short-term capital gain distributions for one year. At the time of this filing, it is unclear whether the legislation will be enacted. The Fund does not intend to make such designations.

Backup Withholding. The Fund is required in certain circumstances to apply backup withholding on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the U.S.) who does not furnish the Fund certain information and certifications or who is otherwise subject to backup withholding. The backup withholding rate is 28% for amounts paid on or before December 31, 2010 and will be 31% for amounts paid after December 31, 2010. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the United States.


You should consult your tax adviser for more information on your own situation, including possible foreign, state or local taxes.

[GRAPHIC APPEARS HERE]

Financial Performance


The financial highlights table is intended to help you understand the Fund's financial performance for the last five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and
distributions). This information has been audited by [      ], an independent
registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report to shareholders. The annual report is incorporated by reference into the SAI, which is available free of charge upon request from the Distributor.

For a share outstanding throughout each period.



                                 Income (loss) from Investment
                                          operations:               Less distribution:
                              ----------------------------------  ----------------------
                                               Net
                    Net asset               realized              Dividends
                     value,      Net           and     Total from  from net
                    beginning Investment   unrealized  investment investment    Total     Redemption
                    of period   Income     gain (loss) operations   Income   distribution    fee
                    --------- ----------   ----------- ---------- ---------- ------------ ----------
CORE PLUS BOND FUND
Class Y
9/30/2007           $[      ]  $[      ]    $[      ]   $[      ]  $[      ]   $[      ]   $[      ]
9/30/2006              11.46       0.51(b)     (0.04)       0.47      (0.64)      (0.64)       0.00(e)
9/30/2005              11.74       0.49(b)     (0.18)       0.31      (0.59)      (0.59)       0.00(e)
9/30/2004              11.69       0.50(b)      0.13        0.63      (0.58)      (0.58)       0.00(e)
9/30/2003(d)           11.33       0.41(b)      0.35        0.76      (0.40)      (0.40)         --



(a)Computed on an annualized basis for periods less than one year.
(b)Per share net investment income has been calculated using the average shares outstanding during the period.
(c)Represents the total expenses prior to advisory fee waiver and/or reimbursement of a portion of the Fund's expenses.
(d)For the nine months ended September 30, 2003.
(e)Amount rounds to less than $0.01.
(f)Had certain expenses not been reduced during the period, total return would have been lower.
(g)The investment adviser agreed to reimburse a portion of the Fund's expenses and/or waive its management fee during the period. Without this reimbursement/waiver, expenses would have been higher.
(h)Includes expense recapture of 0.06%



                                   Ratios to average net assets:
                                   -----------------------------
    Net asset          Net assets,                        Net
    value,     Total     end of     Gross      Net     investment Portfolio
    end of     return    period    Expenses  Expenses    income   turnover
    period      (%)      (000's)    (%)(a)    (%)(a)     (%)(a)   rate (%)
    --------- ------   ----------- --------  --------  ---------- ---------
     $[    ]  [    ]    $[      ]   [    ]    [    ]     [    ]     [    ]
       11.29    4.3       11,986     0.80(h)    N/A       4.58         91
       11.46    2.7(f)     9,060     0.99(c)   0.88(g)    4.18         64
       11.74    5.5(f)    10,941     0.98(c)   0.94(g)    4.30         69
       11.69    6.9       17,889     0.73       N/A       4.85         61

Glossary of Terms

Bottom-up analysis -- The analysis of potential performance of individual stocks before considering the impact of economic trends. Such companies may be identified from research reports, stock screens or personal knowledge of the products and services.


Capital gain distributions -- Payments to a fund's shareholders of net profits earned from selling securities in a fund's portfolio. Capital gain distributions are usually paid once a year.


Credit rating -- Independent evaluation of a bond's creditworthiness. This measurement is usually calculated through an index compiled by companies such as Standard & Poor's Rating Service, Inc. ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or Fitch Investors Services, Inc. ("Fitch"). Bonds with a credit rating of BBB or higher by S&P or Fitch, or Baa or higher by Moody's, are generally considered investment grade.

Derivative -- A financial instrument whose value and performance are based on the value and performance of another security or financial instrument.

Discounted price -- The difference between a bond's current market price and its face or redemption value.

Diversification -- The strategy of investing in a wide range of securities representing different market sectors to reduce the risk if an individual company or one sector suffers losses.

Dividend yield -- The current or estimated annual dividend divided by the market price per share of a security.

Duration -- An estimate of how much a bond's price fluctuates with changes in comparable interest rates.


Earnings growth -- A pattern of increasing rates of growth in earnings per share from one period to another, which usually causes a stock's price to rise.

Income distributions -- Payments to a fund's shareholders resulting from the net interest or dividend income earned by a fund's portfolio.

Inflation -- A general increase in prices coinciding with a fall in the real value of money, as measured by the Consumer Price Index.


Interest rate -- Rate of interest charged for the use of money, usually expressed at an annual rate.


Market capitalization -- Market price multiplied by number of shares outstanding. Whether a company is considered a "large," "medium" or "small" capitalization company for any particular fund will depend upon the company's market capitalization at the time of measurement and the index being used and/or the guidelines used by the portfolio manager.


Maturity -- The final date on which the payment of a debt instrument (e.g., bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.


Net assets -- A fund's assets minus its liabilities. With respect to a fund that has a policy to invest 80% of their net assets in particular kinds of securities, "net assets" as used in such policies means net assets plus borrowings made for investment purposes.

Net asset value (NAV) per share -- The market value of one share of a fund on any given day without taking into account any front-end sales charge or CDSC. It is determined by dividing a fund's total net assets by the number of shares outstanding.

Rule 144A securities -- Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless a manager has determined, under guidelines established by the fund's trustees, that a particular issue of Rule 144A securities is liquid.


Structured Notes -- Structured notes are debt obligations whose principal and/or interest payments are determined by reference to changes in some external factor or factors, such as an interest rate or a commodities or securities index.

Top-down approach -- The method in which an investor first looks at trends in the general economy, and next selects industries and then companies that the investor believes should benefit from those trends.


Total return -- The change in value of an investment in a fund over a specific time period expressed as a percentage. Total returns assume all distributions are reinvested in additional shares of a fund.

Value investing -- A relatively conservative investment approach that focuses on companies that may be temporarily out of favor or whose earnings or assets are not fully reflected in their stock prices. Value stocks will tend to have a lower price-to-earnings ratio than growth stocks.


Volatility -- The general variability of a portfolio's value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.


Yield -- The rate at which a fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

If you would like more information about the Fund, the following documents are available free upon request:

  Annual and Semiannual Reports -- Provide additional information about each Fund's investments. Each report includes a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


Statement of Additional Information (SAI) -- Provides more detailed information about the Fund and its investment limitations and policies. The SAI has been filed with the SEC and is incorporated into this Prospectus by reference.

 To order a free copy of the Fund's annual or semiannual report or its SAI, to request other information about the Fund and to make shareholder inquiries generally, contact your financial representative, or the Fund at:

                          Natixis Distributors, L.P.,
                     399 Boylston Street, Boston, MA 02116
                            Telephone: 800-225-5478

 The Fund's annual and semiannual reports and SAI are available on the Fund's website at: www.funds.natixis.com

                    Important Notice Regarding Delivery of
                            Shareholder Documents:
In our continuing effort to reduce your fund's expenses and the amount of mail that you receive from us, we will combine mailings of prospectuses, annual or semiannual reports and proxy statements to your household. If more than one family member in your household owns the same fund or funds described in a single prospectus, report or proxy statement, you will receive one mailing unless you request otherwise. Additional copies of our prospectuses, reports or proxy statements may be obtained at any time by calling 800-225-5478. If you are currently receiving multiple mailings to your household and would like to receive only one mailing or if you wish to receive separate mailings for each member of your household in the future, please call us at the telephone number listed above and we will resume separate mailings within 30 days of your request.

  Your financial representative or Natixis Funds will also be happy to answer your questions or to provide any additional information that you may require.


Information about the Fund, including its reports and SAI, can be reviewed and copied at the Public Reference Room of the SEC in Washington, D.C. Text-only copies of the Fund's reports and SAI are available free from the EDGAR Database on the SEC's Internet site at: www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public
                              Reference Section,

                         Washington, D.C. 20549-0102.


 Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090.

Portfolio Holdings -- A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.


 Natixis Distributors, L.P. ("Natixis Distributors"), and other firms selling shares of Natixis Funds are members of the Financial Industry Regulatory Authority ("FINRA"). As a service to investors, FINRA has asked that we inform you of the availability of a brochure on its Public Disclosure Program. The program provides access to information about securities firms and their representatives.



Investors may obtain a copy by contacting FINRA at-800-289-9999 or by visiting its Web site at www.FINRA.org.

Natixis Distributors distributes the Natixis Funds and Loomis Sayles Funds. If you have a complaint concerning Natixis Distributors or any of its representatives or associated persons, please direct it to Natixis
Distributors, L.P., Attn: Director of Compliance, 399 Boylston Street, Boston,
                     MA 02116 or call us at 617-449-2828.

                  (Investment Company Act File No. 811-04323)

[LOGO OF NATIXIS FUNDS]

STATEMENT OF ADDITIONAL INFORMATION -- PART I

February 1, 2008

Loomis Sayles Core Plus Bond Fund


This Statement of Additional Information contains specific information which may be useful to investors but which is not included in the Prospectuses of the Loomis Sayles Core Plus Bond Fund (the "Fund"). Certain information about the Fund is included in Part II of this Statement of Additional Information (together with this document the "Statement"). This Statement is not a prospectus and is only authorized for distribution when accompanied or preceded by the Fund's Class A, B and C Prospectus, or the Fund's Class Y Prospectus, each dated February 1, 2008, as from time to time revised or supplemented (the "Prospectus" or "Prospectuses"). This Statement should be read together with the Prospectuses. Investors may obtain the Prospectuses without charge from Natixis Distributors, L.P. (the "Distributor"), Prospectus Fulfillment Desk, 399 Boylston Street, Boston, Massachusetts 02116, by calling Natixis Funds at 800-225-5478 or by visiting the Fund's website at www.funds.natixis.com.

The Fund's financial statements and accompanying notes that appear in the Fund's annual report are incorporated by reference into Part I of this Statement. The Fund's annual and semiannual report contain additional performance information and are available upon request and without charge by calling 800-225-5478 or by visiting the Fund's website at www.funds.natixis.com.

                               Table of Contents


PART I                                                                 PAGE

INVESTMENT RESTRICTIONS...............................................  iii
FUND CHARGES AND EXPENSES.............................................    v
OWNERSHIP OF FUND SHARES..............................................  xii

PART II

THE TRUST.............................................................    3
INVESTMENT STRATEGIES AND RISKS.......................................    4
TEMPORARY DEFENSIVE POSITIONS.........................................   26
PORTFOLIO TURNOVER....................................................   27
PORTFOLIO HOLDINGS INFORMATION........................................   27
MANAGEMENT OF THE TRUST...............................................   29
INVESTMENT ADVISORY AND OTHER SERVICES................................   39
PORTFOLIO MANAGEMENT INFORMATION......................................   48
PORTFOLIO TRANSACTIONS AND BROKERAGE..................................   52
DESCRIPTION OF THE TRUST..............................................   56
VOTING RIGHTS.........................................................   57
SHAREHOLDER AND TRUSTEE LIABILIT......................................   58
HOW TO BUY SHARES.....................................................   58
REDEMPTIONS...........................................................   59
SHAREHOLDER SERVICES..................................................   61
NET ASSET VALUE.......................................................   67
REDUCED SALES CHARGES.................................................   68
TAXES.................................................................   71
PERFORMANCE INFORMATION...............................................   78
FINANCIAL STATEMENTS..................................................   78
APPENDIX A............................................................   79

                            INVESTMENT RESTRICTIONS


   The following is a description of restrictions on the investments to be made by the Fund. The restrictions marked with an asterisk (*) are fundamental policies that may not be changed without the vote of a majority of the outstanding voting securities of the Fund (as defined in the Investment Company Act of 1940, as amended, (the "1940 Act")). The other restrictions set forth below are not fundamental policies and may be changed by the Natixis Funds Trust I (the "Trust") Board of Trustees. Except in the case of restrictions marked with a dagger (+) below, the percentages set forth below and the percentage limitations set forth in the Prospectuses apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.


Loomis Sayles Core Plus Bond Fund (the "Core Plus Bond Fund") will not:

*(1)Purchase any securities (other than U.S. government securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries and finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents. For purposes of this restriction with regard to bank obligations, bank obligations are considered to be one industry, and asset-backed securities are not considered to be bank obligations.

*(2)Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions, and the Fund may make any short sales or maintain any short positions where the short sales or short positions would not constitute "senior securities" under the 1940 Act.

*(3)With respect to 75% of its total assets, purchase any security if, as a result, more than 5% of its total assets (based on current value) would then be invested in the securities of a single issuer or acquire more than 10% of the outstanding voting securities of any issuer (in each case excluding U.S. government securities, cash and cash equivalents and the securities of other investment companies); provided, however, this limitation does not apply to government securities as defined in the 1940 Act.

*(4)Borrow money except for temporary or emergency purposes; provided, however, that the Fund may loan securities and engage in reverse repurchase agreements and dollar rolls, in an amount not exceeding 33 1/3% of its total assets taken at cost.

*(5)Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies; provided, however, that this restriction does not apply to repurchase agreements or loans of portfolio securities.

*(6)Purchase or sell commodities, except that the Fund may purchase and sell futures contracts and options, may enter into foreign exchange contracts and swap agreements and other financial transactions not requiring the delivery of physical commodities.

*(7)Purchase or sell real estate, although it may purchase securities of issuers that deal in real estate, securities that are secured by interests in real estate, and securities that represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

*(8)Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

(9) Write, purchase or sell options or warrants, except that the Fund may
    (a) acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights or of parents or subsidiaries of such companies, provided that such warrants or other rights to subscribe are attached to, or part of a unit offering, other securities, and (b) write, purchase or sell put or call options on securities, securities indexes or futures contracts.

*(10)Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act.

+(11)Invest more than 15% of the Fund's total net assets in illiquid securities
     (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by the Trust's trustees).

(12)Invest, under normal circumstances, less than 80% of its net assets (plus borrowings made for investment purposes) in bond investments. The term "bond investments" includes debt securities of any duration. Prior to any change to such policy adopted by the Board of Trustees of the Fund, the Fund will provide notice to shareholders as required by Rule 35d-1 under the 1940 Act, as such Rule may be interpreted from time to time by the staff of the Securities and Exchange Commission ("SEC").

(13)Invest, under normal circumstances, less than 80% of its assets in investment-grade securities those rated BBB or higher by Standard and Poor's Rating Group ("S&P")or Fitch Investor Services, Inc. ("Fitch"), or Baa or higher by Moody's Investors Service, Inc. ("Moody's") or, if unrated, of comparable quality as determined by Loomis, Sayles & Company, L.P. ("Loomis Sayles").

(14)Invest more than 20% of its assets, at the time of purchase, in bonds rated below BBB by S&P or Fitch and below Baa by Moody's (also known as "junk bonds") or, if unrated, of comparable quality as determined by Loomis Sayles.

   The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid and thus subject to restriction
(11) above.

   In restriction (12), the 80% policy is applied at the time of investment. However, if the Fund no longer meets the 80% policy (due to changes in the value of its portfolio holdings or other circumstances beyond its control), it must make future investments in a manner that would bring the Fund into compliance with the 80% requirement, but would not be required to sell portfolio holdings that have increased in value.

                           FUND CHARGES AND EXPENSES


ADVISORY FEES

   Pursuant to separate advisory agreements, Loomis Sayles has agreed, subject to the supervision of the Board of Trustees of the Trust, to manage the investment and reinvestment of the assets of the Fund.

   For the services described in the advisory agreements, the Fund has agreed to pay Loomis Sayles an advisory fee at the annual rate set forth in the following table:



                                          Advisory Fee Payable by Fund to
                                          Loomis Sayles
                                          (as a % of average daily net assets
Fund                  Date of Agreement   of the Fund)
----                 -------------------  ------------------------------------
Core Plus Bond Fund  September 1, 2003    0.2500% of the first $100 million
                                          0.1875% of amounts in excess of $100
                                          million

   The following table shows the total advisory fees paid by the Fund for the last three fiscal years:



                                           Advisory Fees/1/
                       --------------------------------------------------------
Core Plus Bond Fund    10/01/04 - 9/30/05 10/01/05 - 9/30/06 10/01/06 - 9/30/07
-------------------    ------------------ ------------------ ------------------
Total Advisory Fee          $569,296           $492,131             $[xx]



--------
/1/  This table does not reflect any fees paid under the Advisory
     Administration agreements described later in this Statement.

   The table below shows the class level and other expenses of the Fund that were reimbursed for the fiscal years ended September 30, 2005, September 30, 2006 and September 30, 2007.



                          Fiscal Year Ended Fiscal Year Ended Fiscal Year Ended
Fund                           9/30/05           9/30/06           9/30/07
----                      ----------------- ----------------- -----------------
Core Plus Bond Fund           $154,449           $73,029            $[xx]



   Loomis Sayles and Natixis Asset Management Advisors, L.P. ("Natixis Advisors") have given a binding contractual undertaking (for all classes of the Fund in the table below) to reduce the advisory fees and, if necessary, to bear certain expenses related to operating the Fund in order to limit their expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and organizational and extraordinary expenses to the annual rates indicated below. The undertaking is binding on Loomis Sayles and Natixis Advisors for a period of one-year from the date shown, and is reevaluated on an annual basis. Loomis Sayles and Natixis Advisors will be permitted to recover, on a class by class, expenses it has borne through the undertaking described above (whether through reduction of its management fee or otherwise) to the extent that the class's expenses in later periods fall below the annual rate set forth in the relevant undertaking. The Fund will not be obligated to pay any such deferred fees more than one year after the end of the fiscal year in which the fee was deferred.



Fund                           Expense Limit          Date of Undertaking
----                      ------------------------  ------------------------
Core Plus Bond Fund                                     January 31, 2008
   Class A                         1.00%
   Class B                         1.75%
   Class C                         1.75%
   Class Y                         0.75%

Advisory Administration Agreement


   Pursuant to separate advisory administration agreements, the Fund has retained Natixis Advisors to provide certain administrative and oversight services to the Fund. For the services described in the advisory administration agreements, Natixis Advisors receives fees at the annual rates set forth in the following table:



                                  Advisory Administration Fee Payable by Fund
                                  to Natixis Advisors
                                  (as a % of average daily net assets of
Fund            Date of Agreement the Fund)
----            ----------------- --------------------------------------------
Core Plus Bond  September 1, 2003 0.2500% of the first $100 million
  Fund                            0.1875% of amounts in excess of $100 million



   For the fiscal years ended September 30, 2005, September 30, 2006 and September 30, 2007, the following table shows the advisory administration fees paid by the Fund to Natixis Advisors:



Fund                   10/01/04 - 9/30/05 10/01/05 - 9/30/06 10/01/06 - 9/30/07
----                   ------------------ ------------------ ------------------
Core Plus Bond Fund         $569,296           $492,132             $[xx]

Brokerage Commissions


   [In fiscal year 2005, 2006 and 2007, the Fund did not pay any brokerage commissions.]

   For a description of how transactions in portfolio securities are effected and how the Fund's adviser selects brokers, see the section entitled "Portfolio Transactions and Brokerage" in Part II of this Statement.


Regular Broker-Dealers


   The table below contains the aggregate value of securities of the Fund's regular broker-dealers.+ (or the parent of the regular broker-dealers) held by the Fund, if any, as of the close of the fiscal year ended September 30, 2007.



                                                 Aggregate Value of Securities
                                                 of each Regular Broker or
                                                 Dealer (or its Parent) held by
 Fund                      Regular Broker-Dealer Fund
 ----                      --------------------- ------------------------------
 Core Plus Bond Fund                [  ]                      $[xx]

--------
+ "Regular Broker-Dealers" are defined by the SEC as: (a) one of the 10 brokers or dealers that received the greatest dollar amount of brokerage commissions by virtue of direct or indirect participation in the company's portfolio transactions during the company's most recent fiscal year; (b) one of the 10 brokers or dealers that engaged as principal in the largest dollar amount of portfolio transactions of the investment company during the company's most recent fiscal year; or (c) one of the 10 brokers or dealers that sold the largest dollar amount of securities of the investment company during the company's most recent fiscal year.

Sales Charges and 12b-1 Fees


   As explained in Part II of this Statement, the Class A, Class B and Class C shares of the Fund pay the Distributor fees under plans adopted pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). The following table shows the amounts of Rule 12b-1 fees paid by the Fund under the Plan during the past three fiscal years. All amounts paid under the Plan during the last fiscal year were paid as compensation to the Distributor. Compensation payable under the Plan may be paid regardless of the Distributor's expenses. The anticipated benefits to the Fund of the Plan include the ability to attract and maintain assets.



Fund                      10/1/04 - 9/30/05 10/1/05 - 9/30/06 10/1/06 - 9/30/07
----                      ----------------- ----------------- -----------------
Core Plus Bond Fund
   Class A                   $  279,297        $  239,223           $[xx]
   Class B                   $1,420,420        $1,182,431           $[xx]
   Class C                   $   62,026        $   59,983           $[xx]
Total                        $1,761,743        $1,481,637           $[xx]

   During the fiscal year ended September 30, 2007, the Distributor's expenses relating to the Fund's 12b-1 plan were as follows (Class B compensation to investment dealers excludes advanced commissions sold to a third party):



                     Advertising/
                     Printing and
                      Mailing of
                     Prospectuses                                          Interest,
                       to other   Compensation Compensation Compensation  carrying or
                     than current      to       to Broker-    to Sales   other finance       Other
Fund                 shareholders Underwriters   Dealers     Personnel      charges    Distribution Cost
----                 ------------ ------------ ------------ ------------ ------------- -----------------
Core Plus Bond Fund      $[xx]        $[xx]        $[xx]        $[xx]        $[xx]           $[xx]

                           OWNERSHIP OF FUND SHARES


   As of January [xx], 2008, to the Trust's knowledge, the following persons owned of record or beneficially 5% or more of the outstanding shares of the indicated classes of the Fund as set forth below.*



Fund                        Shareholder and Address     Ownership Percentage
----                        ------------------------  ------------------------
Core Plus Bond Fund          [____________________]            [x.x]%

--------

* Such ownership may be beneficially held by individuals or entities other than the owner listed. To the extent that any listed shareholder beneficially owns more than 25% of the Fund, it may be deemed to "control" the Fund within the meaning of the 1940 Act. The effect of such control may be to reduce the ability of other shareholders of the Fund to take actions requiring the affirmative vote of holders of a plurality or majority of the Fund's shares without the approval of the controlling shareholder.

[LOGO OF NATIXIS FUNDS]

STATEMENT OF ADDITIONAL INFORMATION -- PART II

February 1, 2008


NATIXIS FUNDS TRUST I (formerly, IXIS Advisor Funds Trust I) (the "Trust")

Loomis Sayles Core Plus Bond Fund ("Core Plus Bond Fund") (the "Fund")

This Statement of Additional Information ("SAI") contains specific information which may be useful to investors but which is not included in the Prospectuses of the series of Natixis Funds Trust I. Certain data applicable to the Fund is found in Part I of this Statement of Additional Information (together with this document, the "Statement"). This Statement is not a prospectus and is authorized for distribution only when accompanied or preceded by the Fund's Class A, B and C Prospectus, or the Fund's Class Y Prospectus, each dated February 1, 2008, as from time to time revised or supplemented (the "Prospectus" or "Prospectuses"). This Statement should be read together with the Prospectus. Investors may obtain the Prospectuses without charge from Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by calling Natixis Funds at 800-225-5478 or by visiting the Fund's website at www.funds.natixis.com.

The Fund's financial statements and accompanying notes that appear in the Fund's annual report are incorporated by reference into this Statement. The Fund's annual and semiannual reports contain additional performance information and are available upon request and without charge by calling 800-225-5478 or by visiting the Fund's website at www.funds.natixis.com.

                               TABLE OF CONTENTS


                                                                           Page
                                                                           ----
THE TRUST.................................................................   3
INVESTMENT STRATEGIES AND RISKS...........................................   4
TEMPORARY DEFENSIVE POSITIONS.............................................  26
PORTFOLIO TURNOVER........................................................  27
PORTFOLIO HOLDINGS INFORMATION............................................  27
MANAGEMENT OF THE TRUST...................................................  29
INVESTMENT ADVISORY AND OTHER SERVICES....................................  39
PORTFOLIO MANAGEMENT INFORMATION..........................................  48
PORTFOLIO TRANSACTIONS AND BROKERAGE......................................  52
DESCRIPTION OF THE TRUST..................................................  56
VOTING RIGHTS.............................................................  57
SHAREHOLDER AND TRUSTEE LIABILITY.........................................  58
HOW TO BUY SHARES.........................................................  58
REDEMPTIONS...............................................................  59
SHAREHOLDER SERVICES......................................................  61
NET ASSET VALUE...........................................................  67
REDUCED SALES CHARGES.....................................................  68
TAXES.....................................................................  71
PERFORMANCE INFORMATION...................................................  78
FINANCIAL STATEMENTS......................................................  78
APPENDIX A................................................................ A-1

                                   THE TRUST


   Natixis Funds Trust I (formerly, IXIS Advisors Funds Trust I) is registered with the Securities and Exchange Commission (the "SEC") as an open-end management investment company and is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust (a "Declaration of Trust") dated June 7, 1985, as amended and restated on June 2, 2005, and is a "series" company as described in Section 18(f)(2) of the Investment Company Act of 1940 (the "1940 Act"). Each series of the Trust is diversified. The name of the Trust has changed several times since its organization as noted below:

Trust Name                                       Date
The New England Life Government Securities Trust June 1985 to August 1986
The New England Funds                            September 1986 to March 1994
New England Funds Trust I                        April 1994 to December 2000
Nvest Funds Trust I                              January 2001 to April 2001
CDC Nvest Funds Trust I                          May 2001 to April 2005
IXIS Advisor Funds Trust I                       May 2005 to August 2007
Natixis Funds Trust I                            August 2007 to present


   Natixis Funds Trust I has eight (8) separate portfolios. Seven of the portfolios have a different fiscal year end and information regarding these portfolios can be found in the Natixis Funds Statement of Additional Information dated May 1, 2007. The Fund is a successor to a corporation that was organized in 1973 and reorganized as a series of Natixis Funds Trust I. The Fund commenced operations on November 7, 1973. Prior to September 15, 2003, the name of the Fund was "CDC Nvest Bond Income Fund."

                        INVESTMENT STRATEGIES AND RISKS

Investment Restrictions


   The following is a list of certain investment strategies, including particular types of securities or instruments or specific practices, which may be used by the adviser of the Fund in managing the Fund. The Fund's primary strategies are detailed in its Prospectus. The list of securities or other instruments under each category below is not intended to be an exclusive list of securities, instruments and practices for investment, and unless a strategy, practice or security is specifically prohibited by the investment restrictions listed in the prospectus, under "Investment Restrictions" in Part I of this Statement, or under applicable law, the Fund may engage in each of the strategies and invest in each security and instrument listed below. The adviser may invest in a general category listed below and, where applicable, with particular emphasis on a certain type of security, but investment is not limited to the categories listed below or the securities specifically enumerated under each category. The adviser may invest in any security that falls under the specific category including securities that are not listed below. The Prospectuses and/or this Statement will be updated if the Fund begins to engage in investment practices that are not described in the Prospectus and/or this Statement.

Fund                           Securities                     Practices
----                           ----------                     ---------

Core Plus Bond Fund                                           When-issued
                               Debt Securities (Asset-backed  Securities
                               Securities, Collateralized     Futures Contracts
                               Mortgage Obligations,          Illiquid
                               Mortgage Dollar Rolls,         Securities
                               Pay-in-Kind Securities,        Options
                               Structured Notes, Stripped     Swap Contracts
                               Securities, Zero-Coupon        When-issued
                               Securities, Convertible        Securities
                               Securities, Inflation Linked
                               Bonds, Real Estate Investment
                               Trusts)
                               Equity Securities (Investment
                               Companies)
                               Foreign Securities
                               (Depositary Receipts,
                               Currency Transactions)


Investment Strategies

TYPES OF SECURITIES

Debt Securities


   The Fund may invest in debt securities. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero-coupon securities, do not pay interest but are sold at a discount from their face values. Debt securities include corporate bonds, government securities and mortgage and other asset-backed securities. Debt securities include a broad array of short-, medium- and long-term obligations issued by the U.S. or foreign governments, government or international agencies and instrumentalities, and corporate issuers of various types. Some debt securities represent uncollateralized obligations of their issuers; in other cases, the securities may be backed by specific assets (such as mortgages or other receivables) that have been set aside as collateral for the issuer's obligation. Debt securities generally involve an obligation of the issuer to pay interest or dividends on either a current basis or at the maturity of the securities, as well as the obligation to repay the principal amount of the security at maturity.

   Risks. Debt securities are subject to market risk and credit risk. Credit risk relates to the ability of the issuer to make payments of principal and interest and includes the risk of default. Sometimes, an issuer may make these payments from money raised through a variety of sources, including, with respect to issuers of municipal securities, (i) the issuer's general taxing power, (ii) a specific type of tax such as a property tax, or (iii) a particular facility or project such as a highway. The ability of an issuer to make these payments could be affected by general economic conditions, issues specific to the issuer, litigation, legislation or other political events, the bankruptcy of the issuer, war, natural disasters, terrorism or other major events. U.S. government securities do not involve the credit risks associated with other types of fixed-income securities; as a result, the yields available from U.S. government securities are generally lower than the yields available from corporate and municipal debt securities. Market risk is the risk that the value of the security will fall because of changes in market rates of interest. (Generally, the value of debt securities falls when market rates of interest are rising.) Some debt securities also involve prepayment or call risk. This is the risk that the issuer will repay the Fund the principal on the security before it is due, thus depriving the Fund of a favorable stream of future interest payments.

   Because interest rates vary, it is impossible to predict the income of the Fund that invests in debt securities for any particular period. Fluctuations in the value of the Fund's investments in debt securities will cause the Fund's net asset value to increase or decrease.

Asset-Backed Securities


   The securitization techniques used to develop mortgage securities are also being applied to a broad range of other assets. (Mortgage-backed securities are a type of asset-backed security.) Through the use of trusts and special purpose vehicles, assets, such as automobile and credit card receivables, are being securitized in pass-through structures similar to mortgage pass-through structures or in a pay-through structure similar to a collateralized mortgage obligation structure (described below). Generally, the issuers of asset-backed bonds, notes or pass-through certificates are special purpose entities and do not have any significant assets other than the receivables securing such obligations. In general, the collateral supporting asset-backed securities is of shorter maturity than mortgage loans. Instruments backed by pools of receivables are similar to mortgage-backed securities in that they are subject to unscheduled prepayments of principal prior to maturity. When the obligations are prepaid, the Fund will ordinarily reinvest the prepaid amounts in securities the yields of which reflect interest rates prevailing at the time. Therefore, the Fund's ability to maintain a portfolio that includes high-yielding asset-backed securities will be adversely affected to the extent that prepayments of principal must be reinvested in securities that have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss.

Collateralized Mortgage Obligations ("CMOs")


   CMOs are securities backed by a portfolio of mortgages or mortgage securities held under indentures. The underlying mortgages or mortgage securities are issued or guaranteed by the U.S. government or an agency or instrumentality thereof. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage securities. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to its maturity. Thus, the early retirement of a particular class or series of CMO held by the Fund would have the same effect as the prepayment of mortgages underlying a mortgage pass-through security. CMOs and other asset-backed and mortgage-backed securities may be considered derivative securities. CMOs involve risks similar to those described under "Mortgage-Related Securities" below.

Inflation-Linked and Inflation-Indexed Securities


   The Fund may invest in inflation-linked bonds. Inflation-linked bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. The Fund may invest in inflation-linked bonds issued by the Japanese government. These bonds generally have maturities of ten or thirty years and interest is payable semiannually. The principal amount of these bonds increases with increases in the price index used as a reference for the bonds. In addition, the amounts payable as coupon interest payments increase when the price index increases because the interest amount is calculated by multiplying the principal (as adjusted) by a fixed coupon rate.

   Although inflation-indexed bonds protect their holders from long-term inflationary trends, short-term increases in inflation may result in a decline in value. The values of inflation linked bonds generally fluctuate in response to changes to real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. In inflation were to rise at a rate faster than nominal interest rates, real interest rates might decline, leading to an increase in value of the inflation linked bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rate might rise, leading to a decrease in the value of inflation linked bonds. If inflation is lower than expected during a period holds inflation linked bonds, the Fund may earn less on such bonds than on a conventional bond. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in inflation linked bonds may not be protected to the extent the increase is not reflected in the price index used as a reference for the bonds. There can be no assurance that the price index used for an inflation linked bond will accurately measure the real rate of inflation in the prices of goods and services. The Fund may also invest in Treasury Inflation-Protected Securities issued by the U.S. government. See "U.S. Government Securities" for additional information.


Mortgage Dollar Rolls


   The Fund may enter into mortgage dollar rolls. A dollar roll involves the sale of a security by the Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. The Fund will designate on its records or segregate with its custodian bank assets determined to be liquid in an amount sufficient to meet its obligations under the transactions. A dollar roll involves potential risks of loss that are different from those related to the securities underlying the transactions. The Fund may be required to purchase securities at a higher price than may otherwise be available on the open market. Since the counterparty in the transaction is required to deliver a similar, but not identical, security to the Fund, the security that the Fund is required to buy under the dollar roll may be worth less than an identical security. There is no assurance that the Fund's use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

Mortgage-Related Securities


   The Fund may invest in mortgage-related securities, such as Government National Mortgage Association ("GNMA") or Federal National Mortgage Association ("FNMA") certificates, which differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. As a result, if the Fund purchases these assets at a premium, a faster-than-expected prepayment rate will tend to reduce yield to maturity, and a slower-than-expected prepayment rate may have the opposite effect of increasing yield to maturity. If the Fund purchases mortgage-related securities at a discount, faster-than-expected prepayments will tend to increase, and slower-than-expected prepayments tend to reduce, yield to maturity. Prepayments, and resulting amounts available for reinvestment by the Fund, are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates. Accelerated prepayments on securities purchased at a premium may result in a loss of principal if the premium has not been fully amortized at the time of prepayment. Although these securities will decrease in value as a result of increases in interest rates generally, they are likely to appreciate less than other fixed-income securities when interest rates decline because of the risk of prepayments. In addition, an increase in interest rates would also increase the inherent volatility of the Fund by increasing the average life of the Fund's portfolio securities.


Pay-in-Kind Securities


   The Fund may invest in pay-in-kind securities. Pay-in-kind securities pay dividends or interest in the form of additional securities of the issuer, rather than in cash. These securities are usually issued and traded at a discount from their face amounts. The amount of the discount varies depending on such factors as the time remaining until maturity of the securities, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of pay-in-kind securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than are other types of securities having similar maturities and credit quality.

"Stripped" Securities


   The Fund may invest in stripped securities, which are usually structured with two or more classes that receive different proportions of the interest and principal distribution on a pool of U.S. government or foreign government securities or mortgage assets. In some cases, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). Stripped securities commonly have greater market volatility than other types of fixed-income securities. In the case of stripped mortgage securities, if the underlying mortgage assets experience greater than anticipated payments of principal, the Fund may fail to recoup fully its investments in IOs. The staff of the SEC has indicated that it views stripped mortgage securities as illiquid unless the securities are issued by the U.S. government or its agencies and are backed by fixed-rate mortgages. The Fund intend to abide by the staff's position. Stripped securities may be considered derivative securities.


Structured Notes


   The Fund may invest in a broad category of instruments known as "structured notes." These instruments are debt obligations issued by industrial corporations, financial institutions or governmental or international agencies. Traditional debt obligations typically obligate the issuer to repay the principal plus a specified rate of interest. Structured notes, by contrast, obligate the issuer to pay amounts of principal or interest that are determined by reference to changes in some external factor or factors, or the principal and interest rate may vary from the stated rate because of changes in these factors. For example, the issuer's obligations could be determined by reference to changes in the value of a commodity (such as gold or oil) or commodity index, a foreign currency, an index of securities (such as the S&P 500 Index) or an interest rate (such as the U.S. Treasury bill rate). In some cases, the issuer's obligations are determined by reference to changes over time in the difference (or "spread") between two or more external factors (such as the U.S. prime lending rate and the total return of the stock market in a particular country, as measured by a stock index). In some cases, the issuer's obligations may fluctuate inversely with changes in an external factor or factors (for example, if the U.S. prime lending rate goes up, the issuer's interest payment obligations are reduced). In some cases, the issuer's obligations may be determined by some multiple of the change in an external factor or factors (for example, three times the change in the U.S. Treasury bill rate). In some cases, the issuer's obligations remain fixed (as with a traditional debt instrument) so long as an external factor or factors do not change by more than the specified amount (for example, if the value of a stock index does not exceed some specified maximum), but if the external factor or factors change by more than the specified amount, the issuer's obligations may be sharply reduced.

   Structured notes can serve many different purposes in the management of a mutual fund. For example, they can be used to increase the Fund's exposure to changes in the value of assets that the Fund would not ordinarily purchase directly (such as commodities or stocks traded in a market that is not open to U.S. investors). They can also be used to hedge the risks associated with other investments the Fund holds. For example, if a structured note has an interest rate that fluctuates inversely with general changes in a country's stock market index, the value of the structured note would generally move in the opposite direction to the value of holdings of stocks in that market, thus moderating the effect of stock market movements on the value of the Fund's portfolio as a whole.

   Risks. Structured notes involve special risks. As with any debt obligation, structured notes involve the risk that the issuer will become insolvent or otherwise default on its payment obligations. This risk is in addition to the risk that the issuer's obligations (and thus the value of the Fund's investment) will be reduced because of adverse changes in the external factor or factors to which the obligations are linked. The value of structured notes will in many cases be more volatile (that is, will change more rapidly or severely) than the value of traditional debt instruments. Volatility will be especially high if the issuer's obligations are determined by reference to some multiple of the change in the external factor or factors. Many structured notes have limited or no liquidity, so that the Fund would be unable to dispose of the investment prior to maturity. As with all investments, successful use of structured notes depends in significant part on the accuracy of the adviser's analysis of the issuer's creditworthiness and financial prospects, and of the adviser's forecast as to changes in relevant economic and financial market conditions and factors. In instances where the issuer of a structured note is a foreign entity, the usual risks associated with investments in foreign securities (described below) apply. Structured notes may be considered derivative securities.

Zero-Coupon Securities


   The Fund may invest in zero-coupon securities. Zero-coupon securities are debt obligations that do not entitle the holder to any periodic payments of interest either for the entire life of the obligation or for an initial period after the issuance of the obligations. These securities are issued and traded at a discount from their face amounts. The amount of the discount varies depending on such factors as the time remaining until maturity of the securities, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of zero-coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than are other types of securities having similar maturities and credit quality. In order to satisfy a requirement for qualification as a "regulated investment company" under the Internal Revenue Code (the "Code"), the Fund must distribute each year at least 90% of its net investment income, including the original issue discount accrued on zero-coupon securities. Because the Fund will not, on a current basis, receive cash payments from the issuer of a zero-coupon security in respect of accrued original issue discount, in some years the Fund may have to distribute cash obtained from other sources in order to satisfy the 90% distribution requirement under the Code. Such cash might be obtained from selling other portfolio holdings of the Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Fund to sell such securities at such time.


Equity Securities

   Equity securities are securities that represent an ownership interest (or the right to acquire such an interest) in a company and may include common and preferred stocks, securities exercisable for, or convertible into, common or preferred stocks (such as warrants, convertible debt securities and convertible preferred stock) and other equity-like interests in an entity. Equity securities may take the form of stock in a corporation, limited partnership interests, interests in limited liability companies, real estate investment trusts (REITs) or other trusts and other similar securities. Common stocks represent an equity or ownership interest in an issuer. Preferred stocks represent an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over holders of preferred stock, whose claims take precedence over the claims of those who own common stock.


   While offering greater potential for long-term growth, equity securities generally are more volatile and more risky than some other forms of investment, particularly debt securities. Therefore, the value of your investment in the Fund that invests in equity securities may sometimes decrease. The Fund may invest in equity securities of companies with relatively small market capitalizations. Securities of such companies may be more volatile than the securities of larger, more established companies and the broad equity market indices. See "Small Capitalization Companies" below. The Fund's investments may include securities traded "over-the-counter" as well as those traded on a securities exchange. Some securities, particularly over-the-counter securities, may be more difficult to sell under some market conditions.

Investment Companies


   The Fund may invest in other investment companies. Investment companies, including companies such as "iShares," "SPDRs" and "VIPERs," are essentially pools of securities. Investing in other investment companies involves substantially the same risks as investing directly in the underlying securities, but may involve additional expenses at the investment company level, such as investment advisory fees and operating expenses. In some cases, investing in an investment company may involve the payment of a premium over the value of the assets held in that investment company's portfolio. As an investor in another investment company, the Fund will bear its ratable share of the investment company's expenses, including advisory fees, and the Fund's shareholders will bear such expenses indirectly, in addition to similar fees and expenses of the Fund.

   Despite the possibility of greater fees and expenses, investment in other investment companies may be attractive nonetheless for several reasons, especially in connection with foreign investments. Because of restrictions on direct investment by U.S. entities in certain countries, investing indirectly in such countries (by purchasing shares of another fund that is permitted to invest in such countries) may be the most practical and efficient way for the Fund to invest in such countries. In other cases, when the Fund's adviser desires to make only a relatively small investment in a particular country, investing through another fund that holds a diversified portfolio in that country may be more effective than investing directly in issuers in that country.


Foreign Securities


   The Fund may invest in foreign securities. In addition to the risks associated with investing in securities generally, such investments present additional risks not typically associated with investments in comparable securities of U.S. issuers.

   Since most foreign securities are denominated in foreign currencies or traded primarily in securities markets in which settlements are made in foreign currencies, the value of these investments and the net investment income available for distribution to shareholders of the Fund may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations. Because the Fund may purchase securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income available for distribution.

   In addition, although the Fund's income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after the Fund's income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of such dividend, the Fund could be required to liquidate portfolio securities to pay such dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time the Fund incurs expenses or other obligations in U.S. dollars and the time such expenses or obligations are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.


   There may be less information publicly available about a foreign corporate or government issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than those in the United States, and judgments against foreign entities may be more difficult to obtain and enforce. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. The receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations.

Depositary Receipts


   The Fund may invest in foreign equity securities by purchasing "depositary receipts." Depositary receipts are instruments issued by a bank that represent an interest in equity securities held by arrangement with the bank. Depositary receipts can be either "sponsored" or "unsponsored." Sponsored depositary receipts are issued by banks in cooperation with the issuer of the underlying equity securities. Unsponsored depositary receipts are arranged without involvement by the issuer of the underlying equity securities and, therefore, less information about the issuer of the underlying equity securities may be available and price may be more volatile than sponsored depositary receipts. American Depositary Receipts ("ADRs") are depositary receipts that are bought and sold in the United States and are typically issued by a U.S. bank or trust company which evidence ownership of underlying securities by a foreign corporation. European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") are depositary receipts that are typically issued by foreign banks or trust companies which evidence ownership of underlying securities issued by either a foreign or United States corporation. All depositary receipts, including those denominated in U.S. dollars, will be subject to foreign currency exchange risk.


Foreign Currency Transactions


   Most foreign securities in the Fund's portfolio will be denominated in foreign currencies or traded in securities markets in which settlements are made in foreign currencies. Similarly, any income on such securities is generally paid to the Fund in foreign currencies. The value of these foreign currencies relative to the U.S. dollar varies continually, causing changes in the dollar value of the Fund's portfolio investments (even if the local market price of the investments is unchanged) and changes in the dollar value of the Fund's income available for distribution to its shareholders. The effect of changes in the dollar value of a foreign currency on the dollar value of the Fund's assets and on the net investment income available for distribution may be favorable or unfavorable.

   The Fund may incur costs in connection with conversions between various currencies. In addition, the Fund may be required to liquidate portfolio assets, or may incur increased currency conversion costs, to compensate for a decline in the dollar value of a foreign currency occurring between the time when the Fund declares and pays a dividend, or between the time when the Fund accrues and pays an operating expense in U.S. dollars.

   The Fund may engage in currency transactions. To protect against a change in the foreign currency exchange rate between the date on which the Fund contracts to purchase or sell a security and the settlement date for the purchase or sale, to gain exposure to one or more foreign currencies or to "lock in" the equivalent of a dividend or interest payment in another currency, the Fund might purchase or sell a foreign currency on a spot (i.e., cash) basis at the prevailing spot rate. If conditions warrant, the Fund may also enter into contracts with banks or broker-dealers to purchase or sell foreign currencies at a future date ("forward contracts"). The Fund will maintain cash or other liquid assets eligible for purchase by the Fund either "earmarked" on the Fund's records or in a segregated account with the custodian in an amount at least equal to the lesser of (i) the difference between the current value of the Fund's liquid holdings that settle in the relevant currency and the Fund's outstanding obligations under currency forward contracts, or (ii) the current amount, if any, that would be required to be paid to enter into an offsetting forward currency contract which would have the effect of closing out the original forward contract. The Fund's use of currency transactions may be limited by tax considerations. The adviser may decide not to engage in currency transactions and there is no assurance that any currency strategy used by the Fund will succeed. In addition, suitable currency transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions when they would be beneficial. The Fund may also purchase or sell foreign currency futures contracts traded on futures exchanges. Foreign currency futures contract transactions involve risks similar to those of other futures transactions. See "Futures Contracts," "Options" and "Swap Contracts" below.

Money Market Instruments

   The Fund may seek to minimize risk by investing in money market instruments, which are high-quality, short-term securities. Although changes in interest rates can change the market value of a security, the Fund expects those changes to be minimal with respect to these securities, which are often purchased for defensive purposes.


   Money market obligations of foreign banks or of foreign branches or subsidiaries of U.S. banks may be subject to different risks than obligations of domestic banks, such as foreign economic, political and legal developments and the fact that different regulatory requirements apply.

TYPES OF PRACTICES


Repurchase Agreements

   The Fund may enter into repurchase agreements, by which the Fund purchases a security and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-upon price and date. The resale price is in excess of the purchase price and reflects an agreed-upon market interest rate unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on temporarily available cash at relatively low market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. government, the obligation of the seller is not guaranteed by the U.S. government and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (i) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (ii) possible reduced levels of income and lack of access to income during this period and
(iii) inability to enforce rights and the expenses involved in the attempted enforcement.


When-issued Securities


   "When-issued" equity securities are traded on a price basis prior to actual issuance. Such purchases will only be made to achieve the Fund's investment objective and not for leverage. The when-issued trading period generally lasts from a few days to months, or a year or more; during this period dividends on equity securities are not payable. No dividend income accrues to the Fund prior to the time it takes delivery. A frequent form of when-issued trading occurs when corporate securities to be created by a merger of companies are traded prior to the actual consummation of the merger. When-issued securities may involve a risk of loss if the value of the securities falls below the price committed to prior to actual issuance. The Fund will either designate on its records or cause its custodian to establish a segregated account for the Fund when it purchases securities on a when-issued basis consisting of cash or liquid securities equal to the amount of the when-issued commitments. Securities transactions involving delayed deliveries or forward commitments are frequently characterized as when-issued transactions and are similarly treated by the Fund.


Illiquid Securities


   The Fund may purchase illiquid securities. Illiquid securities are those that are not readily resalable, which may include securities whose disposition is restricted by federal securities laws. Investment in restricted or other illiquid securities involves the risk that the Fund may be unable to sell such a security at the desired time. Also, the Fund may incur expenses, losses or delays in the process of registering restricted securities prior to resale.

   The Fund may purchase Rule 144A securities, which are privately offered securities that can be resold only to certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 (the "Securities Act"). The Fund may also purchase commercial paper issued under Section 4(2) of the Securities Act. Investing in Rule 144A securities and Section 4(2) commercial paper could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Rule 144A securities and
Section 4(2) commercial paper are treated as illiquid, unless the adviser has determined, under guidelines established by each Trust's Board of Trustees, that the particular issue is liquid.

Futures Contracts


   The Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy and sell a particular commodity, instrument or index (e.g., an interest-bearing security) for a specified price on a specified future date. In the case of futures on an index, the seller and buyer agree to settle in cash, at a future date, based on the difference in value of the contract between the date it is opened and the settlement date. The value of each contract is equal to the value of the index from time to time multiplied by a specified dollar amount.

   When a trader, such as the Fund, enters into a futures contract, it is required to deposit with (or for the benefit of) its broker as "initial margin" an amount of cash or short-term high-quality securities (such as U.S. Treasury bills or high-quality tax exempt bonds acceptable to the broker) equal to approximately 2% to 5% of the delivery or settlement price of the contract (depending on applicable exchange rules). Initial margin is held to secure the performance of the holder of the futures contract. As the value of the contract changes, the value of futures contract positions increases or declines. At the end of each trading day, the amount of such increase and decline is received and paid respectively by and to the holders of these positions. The amount received or paid is known as "variation margin." If the Fund has a long position in a futures contract it will designate on the Fund's records or establish a segregated account with the Fund's custodian containing cash or liquid securities eligible for purchase by the Fund equal to the purchase price of the contract (less any margin on deposit). For short positions in futures contracts, the Fund will designate on the Fund's records or establish a segregated account with the custodian with cash or liquid securities eligible for purchase by the Fund that, when added to the amounts deposited as margin, equal the market value of the instruments or currency underlying the futures contracts. For futures contracts which are contractually required to settle in cash (rather than by delivery of the underlying security or commodity), the Fund may designate or segregate liquid assets in an amount equal to the Fund's daily marked-to-market of such contract.


   Although futures contracts by their terms require actual delivery and acceptance of securities (or cash in the case of index futures), in most cases the contracts are closed out before settlement. A futures sale is closed by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and with the same delivery date. Similarly, the closing out of a futures purchase is closed by the purchaser selling an offsetting futures contract.

   Gain or loss on a futures position is equal to the net variation margin received or paid over the time the position is held, plus or minus the amount received or paid when the position is closed, minus brokerage commissions and other transaction costs.

Options


   The Fund may purchase options. An option on a futures contract obligates the writer, in return for the premium received, to assume a position in a futures contract (a short position if the option is a call and a long position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option generally will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying contract, the remaining term of the option, supply and demand and interest rates. An "American style" option allows exercise of the option at any time during the term of the option. A "European style" option allows an option to be exercised only at the end of its term. Options on futures contracts traded in the United States may only be traded on a U.S. board of trade licensed by the Commodity Futures Trading Commission (the "CFTC").

   A call option on a futures contract written by the Fund is considered by the Fund to be covered if the Fund owns the security subject to the underlying futures contract or other securities whose values are expected to move in tandem with the values of the securities subject to such futures contract, based on historical price movement volatility relationships. A call option on a security written by the Fund is considered to be covered if the Fund owns a security deliverable under the option. A written call option is also covered if the Fund holds a call on the same futures contract or security as the call written where the exercise price of the call held is (a) equal to or less than the exercise price of the call written or (b) greater than the exercise price of the call written if the difference is maintained by the Fund in cash or liquid securities eligible for purchase by the Fund is designated on the Fund's records or placed in a segregated account with its custodian.

   A put option on a futures contract written by the Fund, or a put option on a security written by the Fund, is covered if the Fund maintains cash or liquid securities eligible for purchase by the Fund with a value equal to the exercise price either in a segregated account with the Fund's custodian or designated on the Fund's records, or else holds a put on the same futures contract (or security, as the case may be) as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.


   If the writer of an option wishes to terminate its position, it may effect a closing purchase transaction by buying an option identical to the option previously written. The effect of the purchase is that the writer's position will be canceled. Likewise, the holder of an option may liquidate its position by selling an option identical to the option previously purchased.

   Closing a written call option will permit the Fund to write another call option on the portfolio securities used to cover the closed call option. Closing a written put option will permit the Fund to write another put option secured by the assets used to cover the closed put option. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any futures contract or securities subject to the option to be used for other Fund investments. If the Fund desires to sell particular securities covering a written call option position, it will close out its position or will designate from its portfolio comparable securities to cover the option prior to or concurrent with the sale of the covering securities.

   The Fund will realize a profit from closing out an option if the price of the offsetting position is less than the premium received from writing the option or is more than the premium paid to purchase the option; and the Fund will realize a loss from closing out an option transaction if the price of the offsetting option position is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the covering securities, any loss resulting from the closing of a written call option position is expected to be offset in whole or in part by appreciation of such covering securities. Conversely, writing a call option limits the opportunity for gain on the securities under the option.

   Since premiums on options having an exercise price close to the value of the underlying securities or futures contracts usually have a time value component (i.e., a value that diminishes as the time within which the option can be exercised grows shorter) an option writer may profit from the lapse of time even though the value of the futures contract (or security in some cases) underlying the option (and of the security deliverable under the futures contract) has not changed. Consequently, profit from option writing may or may not be offset by a decline in the value of securities covering the option. If the profit is not entirely offset, the Fund will have a net gain from the options transaction, and the Fund's total return will be enhanced. Likewise, the profit or loss from writing put options may or may not be offset in whole or in part by changes in the market value of securities acquired by the Fund when the put options are closed.

   As an alternative to purchasing call and put options on index futures, the Fund may purchase or sell call or put options on the underlying indices themselves. Such options would be used in a manner similar to the use of options on index futures.

   The Fund may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices ("index warrants"). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at a time when, in the case of a call warrant, the exercise price is less than the value of the underlying index, or in the case of a put warrant, the exercise price is less than the value of the underlying index. If the Fund were not to exercise an index warrant prior to its expiration, then the Fund would lose the amount of the purchase price paid by it for the warrant.

   The Fund will normally use index warrants in a manner similar to its use of options on securities indices. The risks of the Fund's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Although the Fund will normally invest only in exchange-listed warrants, index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the Fund's ability to exercise the warrants at such time, or in such quantities, as the Fund would otherwise wish to do.

   The Fund may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of the portfolio securities, the Fund may buy put options on the foreign currency. If the value of the currency declines, the Fund will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

   Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Fund may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent desired, the Fund could sustain losses on transactions in foreign currency options that would require the Fund to forego a portion or all of the benefits of advantageous changes in those rates.

   The Fund may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, the Fund could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of portfolio securities be offset at least in part by the amount of the premium received.

   Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, the Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge the increased cost up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss, which may not be fully offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may lose all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

   All call options written by the Fund on foreign currencies will be covered. A call option written on a foreign currency by the Fund is covered if the Fund owns the foreign currency underlying the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currencies held in its portfolio. A call option is also covered if the Fund has a call on the same foreign currency in the same principal amount as the call written if the exercise price of the call held is (i) equal to or less than the exercise price of the call written or (ii) greater than the exercise price of the call written, if the difference is maintained by the Fund in cash or liquid securities eligible to be purchased by the Fund in a segregated account with the Fund's custodian or designated on the Fund's records. For this purpose, a call option is also considered covered if the Fund owns securities denominated in (or which trade principally in markets where settlement occurs in) the same currency, which securities are readily marketable, and the Fund maintains in a segregated account with its custodian cash or liquid securities eligible to be purchased by the Fund in an amount that at all times at least equals the excess of (x) the amount of the Fund's obligation under the call option over (y) the value of such securities.

    . Swap Contracts. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies. An index swap is an agreement to make or receive payments based on the different returns that would be achieved if a notional amount were invested in a specified basket of securities (such as the S&P 500 Index) or in some other investment (such as U.S. Treasury securities). The Fund will maintain at all times in a segregated account with its custodian or designated on the Fund's records cash or liquid securities eligible to be purchased by the Fund in amounts sufficient to satisfy its obligations under swap contracts.

   Risks. The use of futures contracts, options and swap contracts involves risks. One risk arises because of the imperfect correlation between movements in the price of futures contracts and movements in the price of the securities that are the subject of the hedge. The Fund's hedging strategies will not be fully effective unless the Fund can compensate for such imperfect correlation. There is no assurance that the Fund will be able to effect such compensation.

   Options, futures and swap contracts fall into the broad category of financial instruments known as "derivatives" and involve special risks. Use of options, futures or swaps for other than hedging purposes may be considered a speculative activity, involving greater risks than are involved in hedging. The correlation between the price movement of the futures contract and the hedged security may be distorted due to differences in the nature of the relevant markets. If the price of the futures contract moves more than the price of the hedged security, the relevant Fund would experience either a loss or a gain on the future that is not completely offset by movements in the price of the hedged securities. In an attempt to compensate for imperfect price movement correlations, the Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the price movement volatility of the hedged securities is historically greater than the volatility of the futures contract. Conversely, the Fund may purchase or sell fewer contracts if the volatility of the price of hedged securities is historically less than that of the futures contracts.

   The price of index futures may not correlate perfectly with movement in the relevant index due to certain market distortions. One such distortion stems from the fact that all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the index and futures markets. Another market distortion results from the deposit requirements in the futures market being less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. A third distortion is caused by the fact that trading hours for foreign stock index futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock index future relates. This may result in a disparity between the price of index futures and the value of the relevant index due to the lack of continuous arbitrage between the index futures price and the value of the underlying index. Finally, hedging transactions using stock indices involve the risk that movements in the price of the index may not correlate with price movements of the particular portfolio securities being hedged.

   Price movement correlation also may be distorted by the illiquidity of the futures and options markets and the participation of speculators in such markets. If an insufficient number of contracts are traded, commercial users may not deal in futures contracts or options because they do not want to assume the risk that they may not be able to close out their positions within a reasonable amount of time. In such instances, futures and options market prices may be driven by different forces than those driving the market in the underlying securities, and price spreads between these markets may widen. The participation of speculators in the market enhances its liquidity. Nonetheless, speculators trading spreads between futures markets may create temporary price distortions unrelated to the market in the underlying securities.


   Positions in futures contracts and options on futures contracts may be established or closed out only on an exchange or board of trade. There is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract or at any particular time. The liquidity of markets in futures contracts and options on futures contracts may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures or options price during a single trading day. Once the daily limit has been reached in a contract, no trades may be entered into at a price beyond the limit, which may prevent the liquidation of open futures or options positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days. If there is not a liquid market at a particular time, it may not be possible to close a futures or options position at such time, and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, if futures or options are used to hedge portfolio securities, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract.

   An exchange-traded option may be closed out only on a national securities or commodities exchange, which generally provides a liquid secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option with the result that the Fund would have to exercise the option in order to realize any profit or protect against loss. If the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market on an exchange include the following:
(i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation or other clearing organization may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

   Because the specific procedures for trading foreign stock index futures on futures exchanges are developing, additional or different margin requirements as well as settlement procedures may be applicable to foreign stock index futures at the time the Fund purchases foreign stock index futures.

   The successful use of transactions in futures and options depends in part on the ability of the Fund's adviser to forecast correctly the direction and extent of interest rate movements within a given time frame. To the extent interest rates move in a direction opposite to that anticipated, the Fund may realize a loss on the transaction that is not fully or partially offset by an increase in the value of portfolio securities. In addition, whether or not interest rates move during the period that the Fund holds futures or options positions, the Fund will pay the cost of taking those positions (i.e., brokerage costs). As a result of these factors, the Fund's total return for such period may be less than if it had not engaged in the hedging transaction.


   Options trading involves price movement correlation risks similar to those inherent in futures trading. Additionally, price movements in options on futures may not correlate perfectly with price movements and/or movements of the relevant indices in the futures underlying the options. Like futures, options positions may become less liquid because of adverse economic circumstances. The securities covering written option positions are expected to offset adverse price movements if those options positions cannot be closed out in a timely manner, but there is no assurance that such offset will occur. Also, an option writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

Securities Lending

   The Fund may lend from their total assets in the form of their portfolio securities to brokers, dealers or other financial institutions under contracts calling for collateral equal to at least the market value of the securities loaned, marked to market on a daily basis. The Fund will continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral, which may include shares of a money market fund subject to any investment restrictions listed in Part I of this Statement. Under some securities lending arrangements the Fund may receive a set fee for keeping its securities available for lending. Any voting rights, or rights to consent, relating to securities loaned pass to the borrower. However, if a material event (as determined by the adviser) affecting the investment occurs, such loans will be called, if possible, so that the securities may be voted by the Fund. The Fund pays various fees in connection with such loans, including fees to the party arranging the loans shipping fees and custodian and placement fees approved by the Boards of Trustees of the Trust or persons acting pursuant to the direction of the Board.


   These transactions must be fully collateralized at all times, but involve some credit risk to the Fund if the borrower or the party (if any) guaranteeing the loan should default on its obligation and the Fund is delayed in or prevented from recovering the collateral.


Short-Term Trading

   The Fund may, consistent with their investment objectives, engage in portfolio trading in anticipation of, or in response to, changing economic or market conditions and trends. These policies may result in higher turnover rates in the Fund's portfolio, which may produce higher transaction costs and a higher level of taxable capital gains. Portfolio turnover considerations will not limit the adviser's investment discretion in managing the Fund's assets.
The Fund anticipate that their portfolio turnover rates will vary significantly from time to time depending on the volatility of economic and market conditions.


                         TEMPORARY DEFENSIVE POSITIONS


   The Fund has the flexibility to respond promptly to changes in market and economic conditions. In the interest of preserving shareholders' capital, the adviser of the Fund may employ a temporary defensive strategy if it determines such a strategy to be warranted. Pursuant to such a defensive strategy, the Fund temporarily may hold cash (U.S. dollars, foreign currencies, or multinational currency units) and/or invest up to 100% of its assets in high-quality debt securities or money market instruments of U.S. or foreign issuers. It is impossible to predict whether, when or for how long the Fund will employ defensive strategies. The use of defensive strategies may prevent the Fund from achieving its goal.

   In addition, pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs, the Fund may temporarily hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest any portion of its assets in money market instruments.

                              PORTFOLIO TURNOVER


   The Fund's portfolio turnover rate for a fiscal year is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year, in each case excluding securities having maturity dates at acquisition of one year or less. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund, thereby decreasing the Fund's total return. It is impossible to predict with certainty whether future portfolio turnover rates will be higher or lower than those experienced during past periods.

   Generally, the Fund intends to invest for long-term purposes. However, the rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when the adviser believes that portfolio changes are appropriate.


                        PORTFOLIO HOLDINGS INFORMATION


   The Fund's Board of Trustees has adopted policies to limit the disclosure of confidential portfolio holdings information and to ensure equal access to such information, except in certain circumstances as approved by the Board of Trustees. These policies are summarized below. Generally, portfolio holdings information will not be disclosed until it is first posted on the Fund's website at www.funds.natixis.com. Generally, full portfolio holdings information will not be posted until it is aged for at least 30 days. Any holdings information that is released must clearly indicate the date of the information, and must state that due to active management, the Fund may or may not still invest in the securities listed. Portfolio characteristics, such as industry/sector breakdown, current yield, quality breakdown, duration, average price-earnings ratio and other similar information may be provided on a current basis. However, portfolio characteristics do not include references to specific portfolio holdings.

   The Board of Trustees has approved exceptions to the general policy on the sharing of portfolio holdings information as in the best interests of the Fund:

    (1)Disclosure of portfolio holdings posted on the Fund's website provided that information is shared no sooner than the next day following the day on which the information is posted.

    (2)Disclosure to firms offering industry-wide services, provided that the firm has agreed in writing to maintain the confidentiality of the Fund's portfolio holdings. Entities that receive information pursuant to this exception include Lipper (monthly disclosure of full portfolio holdings, provided 5 days after month-end); and FactSet (daily disclosure of full portfolio holdings, provided the next business day);

    (3)Disclosure (subject to a written confidentiality provision) to Broadridge Financial Solutions, Inc. as part of the proxy voting recordkeeping services provided to the Fund, and to vendors that provide proxy services, including proxy voting administration and research services, to the adviser of the Fund (portfolio holdings of issuers as of record date for shareholder meetings);

    (4)Disclosure to employees of the adviser, principal underwriter, administrator, custodian, fund accounting agent, independent registered public accountants, fund counsel and independent trustees' counsel, as well as to broker dealers executing portfolio transactions for the Fund, provided that such disclosure is made for bona fide business purposes; and

    (5)Other disclosures made for non-investment purposes, but only if approved in writing in advance by an officer of the Fund. Such exceptions will be reported to the Board of Trustees.

   With respect to items (2) through (4) above, disclosure is made pursuant to procedures that have been approved by the Board of Trustees, and may be made by employees of the Fund's adviser, administrator or custodian. With respect to
(5) above, approval will be granted only when the officer determines that the Fund has a legitimate business reason for sharing the portfolio holdings information and the recipients are subject to a duty of confidentiality, including a duty not to trade on the information. As of the date of this Statement, the only entity that receives information pursuant to this exception is GCom2 (quarterly, or more frequently as needed, disclosure of full portfolio holdings) for the purpose of performing certain functions related to the production of the Fund's semiannual financial statements, quarterly Form N-Q filing and other related items. Although the Trust may enter into written confidentiality agreements, in other circumstances, such as those described in
(4) above, the obligation to keep information confidential may be based on common law, professional or statutory duties of confidentiality. Common law, professional or statutory duties of confidentiality, including the duty not to trade on the information, may not be as clearly delineated and may be more difficult to enforce than contractual duties. The Fund's officers determine on a case by case basis whether it is appropriate for the Fund to rely on such common law, professional or statutory duties. The Fund's Board of Trustees exercises oversight of the disclosure of portfolio holdings by, among other things, receiving and reviewing reports from the Fund's chief compliance officer regarding any material issues concerning the Fund's disclosure of portfolio holdings or from officers of the Fund in connection with proposed new exceptions or new disclosures pursuant to item (5) above. Notwithstanding the above, there is no assurance that the Fund's policies on the sharing of portfolio holdings information will protect the Fund from the potential misuse of holdings by individuals or firms in possession of that information.

   In addition, any disclosures of portfolio holdings information by the Fund or the adviser must be consistent with the anti-fraud provisions of the federal securities laws, the Fund's and the adviser's fiduciary duty to shareholders, and the Fund's code of ethics. The Fund's policies expressly prohibit the sharing of portfolio holdings information if the Fund, the adviser, or any other affiliated party receives compensation or other consideration in connection with such arrangement. The term "consideration" includes any agreement to maintain assets in the Fund or in other funds or accounts managed by the adviser or by any affiliated person of the adviser.

                            MANAGEMENT OF THE TRUST

   The Fund are governed by a Board of Trustees, which is responsible for generally overseeing the conduct of Fund business and for protecting the interests of shareholders. The trustees meet periodically throughout the year to oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund and review the Fund's performance.


Trustees and Officers


   The table below provides certain information regarding the trustees and officers of the Trust. For purposes of this table and for purposes of this Statement, the term "Independent Trustee" means those trustees who are not "interested persons," as defined in the 1940 Act, of the relevant Trust. In certain circumstances, trustees are also required to have no direct or indirect financial interest in the approval of a matter being voted on in order to be considered "independent" for the purposes of the requisite approval. For purposes of this Statement, the term "Interested Trustee" means those trustees who are "interested persons" of the relevant Trust.


   Unless otherwise indicated, the address of all persons below is 399 Boylston Street, Boston, MA 02116.

                                                                                  Number of
                           Position(s) Held with                             Portfolios in Fund
                            the Trust, Length of                             Complex Overseen***
    Name and Year of      Time Served and Term of   Principal Occupation(s)       and Other
         Birth                    Office*            During Past 5 Years**   Directorships Held
    ----------------      ------------------------  -----------------------  -------------------
INDEPENDENT TRUSTEES
--------------------
Graham T. Allison, Jr.       Trustee since 1984         Douglas Dillon               41
  (1940)                                            Professor and Director
                            Contract Review and      of the Belfer Center     Director, Taubman
                            Governance Committee        for Science and      Centers, Inc. (real
                                   Member           International Affairs,    estate investment
                                                    John F. Kennedy School         trust)
                                                    of Government, Harvard
                                                          University

Charles D. Baker (1956)      Trustee since 2005       President and Chief            41
                                                      Executive Officer,
                            Contract Review and     Harvard Pilgrim Health          None
                            Governance Committee      Care (health plan)
                                   Member

Edward A. Benjamin (1938)    Trustee since 2003             Retired                  41

                          Chairman of the Contract                                  None
                           Review and Governance
                                 Committee

                           Position(s) Held with                              Number of Portfolios in
                            the Trust, Length of                              Fund Complex Overseen***
    Name and Year of      Time Served and Term of   Principal Occupation(s)   and Other Directorships
         Birth                    Office*            During Past 5 Years**              Held
    ----------------      ------------------------  ------------------------  -------------------------
Daniel M. Cain (1945)        Trustee since 1996       President and Chief                41
                                                    Executive Officer, Cain
                           Chairman of the Audit      Brothers & Company,        Director, Sheridan
                                 Committee          Incorporated (investment      Healthcare Inc.
                                                            banking)            (physician practice
                                                                               management); Trustee,
                                                                                Lexington Strategic
                                                                                 Asset Corporation
                                                                              (realty investment trust)
Richard Darman (1943)        Trustee since 1996       Partner, The Carlyle               41
                                                      Group (investments);
                            Contract Review and       formerly, Professor,    Director and Chairman of
                            Governance Committee     John F. Kennedy School   Board of Directors, AES
                                   Member            of Government, Harvard         Corporation
                                                           University           (international power
                                                                                      company)

Jonathan P. Mason (1958)     Trustee since 2007     Chief Financial Officer,             41
                                                     Cabot Corp. (specialty
                           Audit Committee Member    chemicals); formerly,              None
                                                       Vice President and
                                                    Treasurer, International
                                                    Paper Company; formerly,
                                                    Chief Financial Officer,
                                                       Carter Holt Harvey
                                                      (forestry products)

Sandra O. Moose (1942)    Chairperson of the Board    President, Strategic               41
                             of Trustees since         Advisory Services
                               November 2005        (management consulting);     Director, Verizon
                                                     formerly, Senior Vice        Communications;
                             Trustee since 1982     President and Director,   Director, Rohm and Haas
                                                     The Boston Consulting       Company (specialty
                          Ex officio member of the  Group, Inc. (management         chemicals);
                                   Audit                  consulting)              Director, AES
                           Committee and Contract                                   Corporation
                           Review and Governance                                (international power
                                 Committee                                            company)

                         Position(s) Held with the Trust,                                     Number of Portfolios in Fund
    Name and Year of      Length of Time Served and Term  Principal Occupation(s) During Past Complex Overseen*** and Other
         Birth                      of Office*                         5 Years**                   Directorships Held
    ----------------     -------------------------------- ----------------------------------- -----------------------------
Cynthia L. Walker (1956)        Trustee since 2005           Higher Education consultant;                  41
                              Audit Committee Member         formerly, Executive Dean for
                                                               Administration, Dean for                   None
                                                               Finance and CFO, Harvard
                                                                    Medical School



                                                                                          Number of
                                 Position(s) Held with                               Portfolios in Fund
                                  the Trust, Length of                               Complex Overseen***
      Name and Year of          Time Served and Term of    Principal Occupation(s)        and Other
            Birth                       Office*             During Past 5 Years**    Directorships Held
      ----------------          ------------------------   ------------------------- -------------------
INTERESTED TRUSTEES
-------------------

Robert J. Blanding/1/ (1947)       Trustee since 2003        President, Chairman,            41
                                                             Director, and Chief
555 California Street                                         Executive Officer,            None
                                                               Loomis, Sayles &
San Francisco, CA 94104                                    Company, L.P.; President
                                                             and Chief Executive
                                                            Officer, Loomis Sayles
                                                                   Funds I

                                                           Chief Executive Officer
                                                           of Loomis Sayles Funds II

John T. Hailer/2/ (1960)            President, Chief         President and Chief             41
                                 Executive Officer and        Executive Officer,
                                   Trustee since 2000      Natixis Asset Management         None
                                                           Advisors, L.P., Natixis
                                                             Distributors, L.P.,
                                                                Natixis Global
                                                             Associates, Inc. and
                                                             Natixis Global Asset
                                                               Management North
                                                            America; President and
                                                           Chief Executive Officer,
                                                           Natixis Funds Trust II,
                                                           Natixis Funds Trust III,
                                                           Natixis Funds Trust IV,
                                                           Natixis Cash Management
                                                           Trust, Gateway Trust and
                                                           Hansberger International
                                                             Series; President of
                                                           Loomis Sayles Funds II;
                                                           Executive Vice President
                                                           of Loomis Sayles Funds I

--------
* Each Trustee serves until retirement, resignation or removal from the Board of Trustees. The current retirement age is 72. The position of Chairperson of the Board is appointed for a two-year term. Ms. Moose was re-appointed to serve an additional two-year term as the Chairperson of the Board of Trustees on June 1, 2007.

** Each person listed above, except as noted, holds the same position(s) with the Natixis Funds, Loomis Sayles Funds Trusts and Hansberger International Series. Previous positions during the past five years with Natixis Distributors, L.P. (the "Distributor"), Natixis Asset Management Advisors, L.P. ("Natixis Advisors"), or Loomis, Sayles & Company, L.P. are omitted if not materially different from a trustee's or officers current position with such entity.

*** The trustees of the Trust serve as trustees of the Fund complex that includes all series of Gateway Trust, Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Hansberger International Series (collectively, the "Fund Complex"). The number of portfolios overseen includes AEW Real Estate Income Fund which liquidated on April 13, 2007.
/1/ Mr. Blanding is deemed an "interested person" of the Trust because he holds the following positions with affiliated persons of the Trust: President, Chairman, Director and Chief Executive Officer of Loomis, Sayles & Company, L.P.

/2/ Mr. Hailer is deemed an "interested person" of the Trust because he holds the following positions with affiliated persons of the Trust: Chairman of the Board, President and Chief Executive Officer of Natixis Distribution Corporation; and President and Chief Executive Officer of Natixis Global Asset Management North America, Natixis Advisors, Natixis Global Associates, L.P. and the Distributor.


Officers of the Trust
---------------------
                           Position(s) Held With    Term of Office* and Length of    Principal Occupation(s)
 Name and Year of Birth          the Trust                   Time Served              During Past 5 Years**
 ----------------------   ------------------------- ----------------------------- -----------------------------

Coleen Downs Dinneen        Secretary, Clerk and        Since September 2004         Senior Vice President,
  (1960)                    Chief Legal Officer                                    General Counsel, Secretary
                                                                                   and Clerk (formerly, Deputy
                                                                                   General Counsel, Assistant
                                                                                     Secretary and Assistant
                                                                                  Clerk), Natixis Distribution
                                                                                      Corporation, Natixis
                                                                                     Distributors, L.P. and
                                                                                    Natixis Asset Management
                                                                                         Advisors, L.P.

Russell L. Kane (1969)    Chief Compliance Officer;  Chief Compliance Officer,      Chief Compliance Officer
                          Assistant Secretary and    since May 2006; Assistant      for Mutual Funds, Senior
                           Anti-Money Laundering     Secretary since June 2004;      Vice President, Deputy
                                  Officer              Anti-Money Laundering       General Counsel, Assistant
                                                      Officer since April 2007       Secretary and Assistant
                                                                                  Clerk, Natixis Distributors,
                                                                                     L.P. and Natixis Asset
                                                                                      Management Advisors,
                                                                                      L.P.; Vice President,
                                                                                   Associate General Counsel,
                                                                                     Assistant Secretary and
                                                                                    Assistant Clerk, Natixis
                                                                                    Distribution Corporation;
                                                                                    formerly, Senior Counsel,
                                                                                       Columbia Management
                                                                                             Group.

Michael C. Kardok (1959)    Treasurer, Principal         Since October 2004          Senior Vice President,
                          Financial and Accounting                                  Natixis Asset Management
                                  Officer                                          Advisors, L.P. and Natixis
                                                                                  Distributors, L.P.; formerly,
                                                                                   Senior Director, PFPC Inc.

Robert Krantz (1964)      Executive Vice President      Since September 2007        Executive Vice President,
                                                                                   Natixis Distributors, L.P.
                                                                                        and Natixis Asset
                                                                                    Management Advisors, L.P.



* Each officer of the Trust serves for an indefinite term in accordance with the Trust's current By-laws until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.


** Each person listed above, except as noted, holds the same position(s) with the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series. Previous positions during the past five years with the Distributor, Natixis Advisors or Loomis Sayles are omitted, if not materially different from a trustee's or officer's current position with such entity.

Standing Board Committees

   The trustees have delegated certain authority to the two standing committees of the Trust, the Audit Committee and Contract Review and Governance Committee. The Contract Review and Governance Committee of the Trust consists solely of Independent Trustees and considers matters relating to advisory, subadvisory and distribution arrangements, potential conflicts of interest between the adviser and the Trust, and governance matters relating to the Trust. During the fiscal year ended September 30, 2007, this Committee held five meetings.

   The Contract Review and Governance Committee also makes nominations for independent trustee membership on the Board of Trustees when necessary and considers recommendations from shareholders of the Fund that are submitted in accordance with the procedures by which shareholders may communicate with the Board of Trustees. Pursuant to those procedures, shareholders must submit a recommendation for nomination in a signed writing addressed to the attention of the Board of Trustees, c/o Secretary of the Funds, Natixis Asset Management Advisors, L.P., 399 Boylston Street, 12/th/ Floor, Boston, MA 02116. This written communication must (i) be signed by the shareholder, (ii) include the name and address of the shareholder, (iii) identify the Fund(s) to which the communication relates, and (iv) identify the account number, class and number of shares held by the shareholder as of a recent date or the intermediary through which the shares are held. The recommendation must contain sufficient background information concerning the trustee candidate to enable a proper judgment to be made as to the candidate's qualifications, which may include
(i) the nominee's knowledge of the mutual fund industry; (ii) any experience possessed by the nominee as a director or senior officer of other public companies; (iii) the nominee's educational background; (iv) the nominee's reputation for high ethical standards and personal and professional integrity;
(v) any specific financial, technical or other expertise possessed by the nominee, and the extent to which such expertise would complement the Board's existing mix of skills and qualifications; (vi) the nominee's perceived ability to contribute to the ongoing functions of the Board, including the nominee's ability and commitment to attend meetings regularly and work collaboratively with other members of the Board; (vii) the nominee's ability to qualify as an Independent Trustee for purposes of applicable regulations; and (viii) such other factors as the appropriate Board Committee may request in light of the existing composition of the Board and any anticipated vacancies or other transitions. The recommendation must be received in a timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to the Fund). A recommendation for trustee nomination shall be kept on file and considered by the Board for six
(6) months from the date of receipt, after which the recommendation shall be considered stale and discarded.


   The Audit Committee of the Trust consists solely of Independent Trustees and considers matters relating to the scope and results of the Trust's audits and serves as a forum in which the independent registered public accounting firm can raise any issues or problems identified in the audit with the Board of Trustees. This Committee also reviews and monitors compliance with stated investment objectives and policies, SEC and Treasury regulations as well as operational issues relating to the transfer agent and custodian. During the fiscal year ended September 30, 2007, this Committee held five meetings.


   The current membership of each committee is as follows:

        Audit Committee              Contract Review and Governance Committee
        ---------------              ----------------------------------------
        Daniel M. Cain - Chairman         Edward A. Benjamin - Chairman
        Jonathan P. Mason                 Graham T. Allison, Jr.
        Cynthia L. Walker                 Charles D. Baker
                                          Richard Darman

As chairperson of the Board of Trustees, Ms. Sandra O. Moose is an ex officio member of both Committees.

Fund Securities Owned by the Trustees


   As of December 31, 2007, the trustees had the following ownership in the
Fund:


Independent Trustees


                          Graham T.
Dollar Range of Fund      Allison,  Charles D. Edward A.  Daniel M. Richard  Jonathan Sandra O. Cynthia L.
Shares                      Jr.**     Baker    Benjamin**  Cain**   Darman** Mason***  Moose**    Walker
--------------------      --------- ---------- ---------- --------- -------- -------- --------- ----------
Core Plus Bond Fund          [  ]      [  ]       [  ]       [  ]     [  ]     [  ]      [  ]      [  ]
Aggregate Dollar             [  ]      [  ]       [  ]       [  ]     [  ]     [  ]      [  ]      [  ]
Range of Fund
Shares in Funds
Overseen by Trustee
in the Trust

--------
* A. None
  B. $1 - 10,000
  C. $10,001 - $50,000
  D. $50,001 - $100,000
  E. over $100,000
** Amounts include economic value of notional investments held through the deferred compensation plan.
*** Mr. Mason was appointed a trustee effective April 1, 2007.

Interested Trustees


Dollar Range of Fund Shares*                  Robert J. Blanding John T. Hailer
----------------------------                  ------------------ --------------
Core Plus Bond Fund                                  [  ]             [  ]
Aggregate Dollar Range of Fund
  Shares in Funds Overseen by
Trustee in the Trust                                 [  ]             [  ]

--------
* A. None
  B. $1 - 10,000
  C. $10,001 - $50,000
  D. $50,001 - $100,000
  E. over $100,000

Trustee Fees


   The Trust pays no compensation to their officers or to its trustees who are Interested Trustees.


   The Chairperson of the Board receives a retainer fee at the annual rate of $200,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $55,000. Each Independent Trustee also receives a meeting attendance fee of $6,000 for each meeting of the Board of Trustees that he or she attends in person and $3,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairman receives an additional retainer fee at the annual rate of $10,000. Each Contract Review and Governance Committee member is compensated $4,000 for each Committee meeting that he or she attends in person and $2,000 for each committee meeting that he or she attends telephonically. Each Audit Committee member is compensated $5,000 for each Committee meeting that he or she attends in person and $2,500 for each meeting he or she attends telephonically. These fees are allocated among the mutual fund portfolios in the Natixis Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each mutual fund portfolio.

   In addition, prior to the liquidation of the AEW Real Estate Income Fund on April 13, 2007, each Independent Trustee (other than the Chairperson) received a retainer fee at the annual rate of $2,000 and meeting attendance fees of $375 for each meeting of the Board of Trustees that he or she attended for oversight of the AEW Real Estate Income Fund, a closed-end fund advised by AEW Management and Advisors, L.P., an affiliate of Natixis Advisors and Loomis Sayles. Each committee member received an additional retainer fee at the annual rate of $2,000. Furthermore, each committee chairman received an additional retainer fee at the annual rate of $1,000. The retainer fees for the AEW Real Estate Income Fund assumed four Committee meetings per year. Each Trustee of the AEW Real Estate Income Fund was compensated $200 per Committee meeting that he or she attended in excess of four per year.


   During the fiscal year ended September 30, 2007 the trustees of the Trust received the amounts set forth in the following table for serving as a trustee and for also serving as trustees of Gateway Trust, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II, Hansberger International Series and AEW Real Estate Income Fund (a closed-end investment company that has since liquidated). The table also sets forth, as applicable, pension or retirement benefits accrued as part of fund expenses, as well as estimated annual retirement benefits:


                              Compensation Table
                 For the Fiscal Year Ended September 30, 2007

                                             Pension or
                                             Retirement
                                 Aggregate    Benefits  Estimated     Total
                                Compensation Accrued as   Annual   Compensation
                                from Natixis  Part of    Benefits    from the
                                Funds Trust     Fund       Upon        Fund
                                     I*       Expenses  Retirement  Complex**
 Graham T. Allison, Jr.              $           $          $        $102,125
 Charles D. Baker                    $           $          $        $ 94,075
 Edward A. Benjamin                  $           $          $        $112,625
 Daniel M. Cain                      $           $          $        $112,825
 Paul G. Chenault***                 $           $          $        $      0
 Kenneth J. Cowan***                 $           $          $        $      0
 Richard Darman                      $           $          $        $100,125
 Jonathan P. Mason****               $           $          $        $ 43,500
 Sandra O. Moose                     $           $          $        $200,000
 John A. Shane***                    $           $          $        $      0
 Cynthia L. Walker                   $           $          $        $102,325
 John T. Hailer                      $           $          $        $
 Robert J. Blanding                  $           $          $        $
--------

* Amounts include payments deferred by trustees for the fiscal year ended September 30, 2007, with respect to the Trust. The total amount of deferred compensation accrued for Natixis Funds Trust I as of September 30, 2007 for the trustees is as follows: Allison ($[ ]), Benjamin ($[ ]), Cain
    ($[  ]), Chenault ($[  ]), Cowan ($[  ]), Darman ($[  ]) and Walker
    ($[  ]). The total amount of deferred compensation accrued for Natixis Funds

    Trust II as of September 30, 2007 for the trustees is as follows: Allison ($[ ]), Benjamin ($[ ]), Cain ($[ ]), Chenault ($[ ]), Cowan ($[ ]),
    Darman ($[ ]) and Walker ($[ ]). The total amount of deferred compensation accrued for Loomis Sayles Funds Trust II as of September 30, 2007 for the trustees is as follows: Allison ($558,297), Baker ($17,580), Benjamin ($119,931), Cain ($270,581), , Darman ($243,741), Mason ($5,082)
    and Walker ($42,638).


** Total Compensation represents amounts paid during the fiscal year ended September 30, 2007 to a trustee for serving on the board of trustees of ten
    (10) trusts with a total of forty-one (41) funds as of September 30, 2007. The number of trusts and funds includes the AEW Real Estate Income Fund, which was liquidated on April 13, 2007.


*** Kenneth J. Cowan, Paul G. Chenault and John A. Shane retired from the
    Natixis and Loomis Sayles Funds Trusts Board of Trustees effective December 31, 2006.

****Mr.Mason was appointed as trustee effective April 1, 2007.


   The Natixis Funds and Loomis Sayles Funds trusts do not provide pension or retirement benefits to trustees, but have adopted a deferred payment arrangement under which each Trustee may elect not to receive fees from the Fund on a current basis but to receive in a subsequent period an amount equal to the value that such fees would have been if they had been invested in the fund or funds selected by the Trustee on the normal payment date for such fees.


Management Ownership


   As of record on January [], 2008, the officers and trustees of the Trust collectively owned less than 1% of the then outstanding shares of the Fund except that the officers and trustees of the Trust owned beneficially []% of the Loomis Sayles Global Markets Fund. These amounts include shares held by the Loomis Sayles Employees' Profit Sharing Plan (the "Profit Sharing Plan") for the accounts of officers and trustees of the Trust, but exclude all other holdings of the Profit Sharing Plan and the Loomis Sayles Funded Pension Plan (the "Pension Plan").


   The trustee of the Pension Plan and Profit Sharing Plan is Charles Schwab Trust Company. The Pension Plan's Advisory/Committee, which is composed of the same individuals listed below as trustees of the Profit Sharing Plan, has the sole voting and investment power with respect to the Pension Plan's shares. The trustees of the Profit Sharing Plan are John DeBeer, Stephanie Lord, Teri Mason, Richard Skaggs, Timothy Hunt, Greg O'Hara, John McGraw, Paul Sherba, John Russell and Kurt Wagner. Except for Timothy Hunt, John DeBeer and John McGraw, each member of the Advisory Committee is an officer and employee of Loomis Sayles. Plan participants are entitled to exercise investment and voting power over shares owned of record by the Profit Sharing Plan. Shares not voted by participants are voted in the same proportion as the shares voted by the voting participants. The address for the Profit Sharing Plan and the Pension Plan is One Financial Center, Boston, Massachusetts.


   Code of Ethics. The Trust, Loomis Sayles and the Distributor each have adopted a code of ethics under Rule 17j-1 of the 1940 Act. These codes of ethics permit the personnel of these entities to invest in securities, including securities that the Fund may purchase or hold. The codes of ethics are on public file with, and are available from, the SEC.

   Proxy Voting Policies. The Board of Trustees of the Fund has adopted the Proxy Voting Policy and Guidelines (the "Guidelines") for the voting of proxies for securities held by the Fund. Under the Guidelines, the responsibility for voting proxies generally is delegated to the Fund's investment adviser. Under the Guidelines, decisions regarding the voting of proxies are to be made solely in the interest of the Fund and its shareholders. The adviser shall exercise its fiduciary responsibilities to vote proxies with respect to the Fund's investments that are managed by that adviser in a prudent manner in accordance with the Guidelines and the proxy voting policies of the adviser. Proposals that, in the opinion of the adviser, are in the best interests of shareholders are generally voted "for" and proposals that, in the judgment of the adviser, are not in the best interests of shareholders are generally voted "against." The adviser is responsible for maintaining certain records and reporting to the Audit Committee of the Trust in connection with the voting of proxies. The adviser shall make available to the Fund, or Natixis Advisors, the Fund's administrator, the records and information maintained by the adviser under the Guidelines.


   Loomis Sayles uses the services of third parties ("Proxy Voting Service(s)"), to research and administer the vote on proxies for those accounts and funds for which Loomis Sayles has voting authority. Each Proxy Voting Service has a copy of Loomis Sayles' proxy voting procedures ("Procedures") and provides vote recommendations and/or analysis to Loomis Sayles based on the Proxy Voting Service's own research. Loomis Sayles will generally follow its express policy with input from the Proxy Voting Services unless Loomis Sayles' Proxy Committee (the "Proxy Committee") determines that the client's best interests are served by voting otherwise.


   All issues presented for shareholder vote will be considered under the oversight of the Proxy Committee. All non-routine issues will be directly considered by the Proxy Committee and, when necessary, the equity analyst following the company and/or the portfolio manager of the Fund holding the security, and will be voted in the best investment interests of the Fund. All routine issues will be voted according to Loomis Sayles' policy approved by the Proxy Committee unless special factors require that they be considered by the Proxy Committee and, when necessary, the equity analyst following the company and/or the portfolio manager of the Fund holding the security. Loomis Sayles' Proxy Committee has established these routine policies in what it believes are the best investment interests of Loomis Sayles' clients.


   The specific responsibilities of the Proxy Committee include (1) developing, authorizing, implementing and updating the Procedures, including an annual review of the Procedures, existing voting guidelines and the proxy voting process in general, (2) oversight of the proxy voting process including oversight of the vote on proposals according to the predetermined policies in the voting guidelines, directing the vote on proposals where there is reason not to vote according to the predetermined policies in the voting guidelines or where proposals require special consideration, and consultation with the portfolio managers and analysts for the Fund(s) holding the security when necessary or appropriate and, (3) engagement and oversight of third-party vendors, including Proxy Voting Services.

   Loomis Sayles has established several policies to ensure that proxies are voted in its clients' best interest and are not affected by any possible conflicts of interest. First, except in certain limited instances, Loomis Sayles votes in accordance with its pre-determined policies set forth in the Procedures. Second, where these Procedures allow for discretion, Loomis Sayles will generally consider the recommendations of the Proxy Voting Services in making its voting decisions. However, if the Proxy Committee determines that the Proxy Voting Services' recommendation is not in the best interest of its clients, then the Proxy Committee may use its discretion to vote against the Proxy Voting Services' recommendation, but only after taking the following steps: (1) conducting a review for any material conflict of interest Loomis Sayles may have and, (2) if any material conflict is found to exist, excluding anyone at Loomis Sayles who is subject to that conflict of interest from participating in the voting decision in any way. However, if deemed necessary or appropriate by the Proxy Committee after full prior disclosure of any conflict, that person may provide information, opinions or recommendations on any proposal to the Proxy Committee. In such event the Proxy Committee will make reasonable efforts to obtain and consider, prior to directing any vote information, opinions or recommendations from or about the opposing position on any proposal.


   Information regarding how the Fund voted proxies related to their respective portfolio securities during the 12-month period ended June 30, 2007 is available without charge (i) through the Fund's websites, www.funds.natixis.com and www.loomissayles.com and (ii) on the SEC's website at www.sec.gov.

                    INVESTMENT ADVISORY AND OTHER SERVICES

   Natixis Asset Management Advisors, L.P. ("Natixis Advisors"), (formerly IXIS Asset Management Advisors, L.P.), formed in 1995, is a limited partnership owned by Natixis Global Asset Management, L.P. ("Natixis US") (formerly IXIS Asset Management US Group, L.P.).

   Natixis US is part of Natixis Global Asset Management (formerly IXIS Asset Management Group), an international asset management group based in Paris, France. Natixis Global Asset Management is ultimately owned principally by three large French financial services entities: Natixis, an investment banking and financial services firm which is publicly traded on Euronext in Paris; the Caisse Nationale des Caisses d'Epargne ("CNCE"), a financial institution owned by French regional savings banks known as the Caisses d'Epargne; and Banque Federale des Banques Populaires ("BFBP"), a financial institution owned by regional cooperative banks known as the Banques Populaires. The registered address of Natixis is 45, rue Saint-Dominique, 75007 Paris, France. The registered address of CNCE is 5, rue Masseran, 75007 Paris, France. The registered address of BFBP is 5, rue Leblanc, 75011 Paris, France.

   The 14 principal subsidiary or affiliated asset management firms of Natixis
US collectively had over $[      ] billion in assets under management or
administration as of September 30, 2007.

   Loomis, Sayles & Company, L.P. is a registered investment adviser whose origins date back to 1926. An important feature of the Loomis Sayles investment approach is its emphasis on investment research. Recommendations and reports of the Loomis Sayles research department are circulated throughout the Loomis Sayles organization and are available to the individuals in the Loomis Sayles organization who are responsible for making investment decisions for the Funds' portfolios as well as numerous other institutional and individual clients to which Loomis Sayles provides investment advice. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is a wholly-owned subsidiary of Natixis US. Natixis US owns the entire limited partnership interest in Loomis Sayles.


   Advisory Agreements. The Fund's advisory agreement with Loomis Sayles provides that the adviser will furnish or pay the expenses of the applicable Fund for office space, facilities and equipment, services of executive and other personnel of the Trust and certain administrative services. The adviser is responsible for obtaining and evaluating such economic, statistical and financial data and information and performing such additional research as is necessary to manage the Fund's assets in accordance with its investment objectives and policies.

   The Fund pays all expenses not borne by the adviser including, but not limited to, the charges and expenses of the Fund's custodian and transfer agent, independent registered public accounting firm and legal counsel for the Fund and the Trust's Independent Trustees, 12b-1 fees, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders' and trustees' meetings and of preparing, printing and mailing reports to shareholders and the compensation of trustees who are not directors, officers or employees of the Fund's adviser, or its affiliates, other than affiliated registered investment companies. In the case of a Fund with Class Y shares, certain expenses may be allocated differently among the Fund's Classes A, B and C shares, on the one hand, and Class Y shares on the other hand. (See "Description of the Trust and Ownership of Shares")


   Each advisory agreement provides that it will continue in effect for two years from its date of execution and thereafter from year to year if its continuance is approved at least annually (i) by the Board of Trustees of the relevant Trust or by vote of a majority of the outstanding voting securities of the relevant Fund and (ii) by vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval.


   Each advisory agreement may be terminated without penalty by vote of the Board of Trustees of the relevant Trust or by vote of a majority of the outstanding voting securities of the relevant Fund, upon 60 days' written notice, or by the Fund's adviser upon 90 days' written notice, and each terminates automatically in the event of its assignment (as defined in the 1940
Act).


   Each advisory agreement provides that the adviser shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

   Advisory Administration Agreement. Under a separate Advisory Administration Agreement dated September 1, 2003, Natixis Advisors oversees the portfolio management services provided by Loomis Sayles to the Fund and provides certain administrative services to the Fund. Subject to the review of the Board of Trustees, Natixis Advisors monitors Loomis Sayles to assure that Loomis Sayles is managing the Fund's assets consistently with the Fund's investment objective and restrictions and applicable laws and guidelines, including, but not limited to, compliance with the diversification requirements set forth in the 1940 Act and Subchapter M of the Code. In addition, Natixis Advisors also provides the Fund with administrative services which include, among other things, day-to-day administration of matters related to the Fund's existence, maintenance of its records, preparation of reports and assistance in the preparation of the Fund's registration statements under federal and state laws. Natixis Advisors does not determine what investments will be purchased or sold for the Fund.

   Distribution Agreement and Rule 12b-1 Plans. Under a separate agreement with the Fund, the Distributor serves as the principal distributor of each class of shares of the Fund. The Distributor's principal business address is 399 Boylston Street, Boston, Massachusetts 02116. Under this agreement (the "Distribution Agreement"), the Distributor conducts a continuous offering and is not obligated to sell a specific number of shares. The Distributor bears the cost of making information about the Fund available through advertising and other means and the cost of printing and mailing Prospectuses to persons other than shareholders. The Fund pays the cost of registering and qualifying its shares under state and federal securities laws and distributing Prospectuses to existing shareholders.

   The Distributor is compensated under each agreement through receipt of the sales charges on Class A shares described below under "Net Asset Value and Public Offering Price" and is paid by the Fund the service and distribution fees described in the applicable Prospectus. The Distributor may, at its discretion, reallow the entire sales charge imposed on the sale of Class A and Class C shares of the Fund to investment dealers from time to time. The SEC is of the view that dealers receiving all or substantially all of the sales charge may be deemed underwriters of the Fund's shares.

   The Fund has adopted Rule 12b-1 plans (the "Plans") for its Classes A, B and C shares which, among other things, permit it to pay the Distributor monthly fees out of its net assets. These fees consist of a service fee and a distribution fee. Any such fees that are paid by a distributor to securities dealers are known as "trail commissions." Pursuant to Rule 12b-1 under the 1940 Act, the Plan was approved by the shareholders of the Fund, and (together with the related Distribution Agreement) by the Board of Trustees, including a majority of the Independent Trustees of the relevant Trust. (Note that Class B shares are no longer offered for sale.)

   Under the Plans, the Fund pays the Distributor a monthly service fee at an annual rate not to exceed 0.25% of the Fund's average daily net assets attributable to the Classes A and C shares. In the case of Class C shares, the Distributor retains the first year's service fee of 0.25% assessed against such shares. For Class A and, after the first year, for Class B and Class C shares, the Distributor may pay up to the entire amount of this fee to securities dealers who are dealers of record with respect to the Fund's shares, on a quarterly basis, unless other arrangements are made between the Distributor and the securities dealer, for providing personal services to investors in shares of the Fund and/or the maintenance of shareholder accounts. This service fee will accrue to securities dealers of record immediately with respect to reinvested income dividends and capital gain distributions of the Fund's
Class A and Class B shares.


   The service fee on Class A shares may be paid only to reimburse the Distributor for expenses of providing personal services to investors, including, but not limited to, (i) expenses (including overhead expenses) of the Distributor for providing personal services to investors in connection with the maintenance of shareholder accounts and (ii) payments made by the Distributor to any securities dealer or other organization (including, but not limited to, any affiliate of the Distributor) with which the Distributor has entered into a written agreement for this purpose, for providing personal services to investors and/or the maintenance of shareholder accounts, which payments to any such organization may be in amounts in excess of the cost incurred by such organization in connection therewith.


   The Fund's Class B and Class C shares also pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average net assets of the respective Fund's Class B and Class C shares. The Distributor retains the 0.75% distribution fee assessed against both Class B and Class C shares during the first year of investment. After the first year for Class B shares, the Distributor retains the annual distribution fee as compensation for its services as distributor of such shares. After the first year for Class C shares, the Distributor may pay up to the entire amount of this fee to securities dealers who are dealers of record with respect to the Fund's shares, as distribution fees in connection with the sale of the Fund's shares on a quarterly basis, unless other arrangements are made between the Distributor and the securities dealer. As noted in the prospectus, Class B shares automatically convert into Class A shares after 8 years. This conversion from Class B to Class A shares occurs once per month for all Class B shares that reach their eighth year over the course of that particular month. As stated in the prospectuses, investors will not be permitted to purchase $1,000,000 or more of Class C share as a single investment per account.


   The Plans may be terminated by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of the relevant class of shares of the relevant Fund. The Plans may be amended by vote of the relevant trustees, including a majority of the relevant Independent Trustees, cast in person at a meeting called for that purpose. Any change in any Plan that would materially increase the fees payable thereunder by the relevant class of shares of the relevant Fund requires approval by a vote of the holders of a majority of such shares outstanding. The Trust's trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. For so long as a Plan is in effect, selection and nomination of those trustees who are Independent Trustees of the relevant Trust shall be committed to the discretion of such trustees.

   Fees paid by Class A, Class B or Class C shares of any Fund may indirectly support sales and servicing efforts relating to shares of the other series of the Natixis Funds Trusts or the Loomis Sayles Funds Trusts. In reporting its expenses to the trustees, the Distributor itemizes expenses that relate to the distribution and/or servicing of a single Fund's shares, and allocates other expenses among the relevant funds based on their relative net assets or relative sales. Expenses allocated to the Fund are further allocated among its classes of shares annually based on the relative sales of each class, except for any expenses that relate only to the sale or servicing of a single class.

   The Distributor has entered into selling agreements with investment dealers, including affiliates of the Distributor, for the sale of the Fund's shares. As described in more detail below, the Distributor, at its expense, may pay additional amounts to dealers who have selling agreements with the Distributor. Class Y shares of the Fund may be offered by registered representatives of certain affiliates who are also employees of Natixis US and may receive compensation from the Fund's adviser with respect to sales of Class Y shares.


   The Distribution Agreement for any Fund may be terminated at any time on 60 days' written notice without payment of any penalty by the Distributor or by vote of a majority of the outstanding voting securities of the relevant Fund or by vote of a majority of the Independent Trustees. The Distribution Agreement may be terminated at any time on 90 days, written notice to the Trust, without payment of any penalty.


   The Distribution Agreements and the Plans will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose or by a vote of a majority of the outstanding securities of the Fund (or the relevant class, in the case of the Plan).

   With the exception of the Distributor, its affiliated companies and those trustees that are not Independent Trustees, no interested person of the Trust or any trustee of the Trust had any direct or indirect financial interest in the operation of the Plan or any related agreement. Benefits to the Fund and its shareholders resulting from the Plan are believed to include (1) enhanced shareholder service, (2) asset retention and (3) enhanced portfolio management opportunities and bargaining position with third party service providers and economies of scale arising from having asset levels higher than they would be if the Plan were not in place.

   The Distributor controls the words "Natixis" in the names of the Natixis Funds Trusts and if it should cease to be the principal distributor of such Fund's shares, the Trust may be required to change their names and delete these words or letters. The Distributor also acts as principal distributor for Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust Loomis Sayles Funds I. The address of the Distributor is 399 Boylston Street, Boston Massachusetts, 02116.

   The portion of the various fees and expenses for offering Classes A and C shares that are paid (reallowed) to securities dealers are shown below.

Loomis Sayles Core Plus Bond Fund

   For Class A shares of the Fund, the service fee is payable only to reimburse the Distributor for amounts it pays in connection with providing personal services to investors and/or maintaining shareholder accounts. The portion of the various fees and expenses for Class A shares of the Fund that are paid to securities dealers are shown below:


                                            Maximum               Maximum               Maximum               Maximum
                                       Sales Charge Paid      Reallowance or          First Year            First Year
                                         by Investors           Commission            Service Fee          Compensation
Investment                           (% of offering price) (% of offering price) (% of net investment) (% of offering price)
----------                           --------------------- --------------------- --------------------- ---------------------
Less than $100,000                           4.50%                 4.00%                 0.25%                 4.25%
$100,000 - $249,999                          3.50%                 3.00%                 0.25%                 3.25%
$250,000 - $499,999                          2.50%                 2.15%                 0.25%                 2.40%
$500,000 - $999,999                          2.00%                 1.70%                 0.25%                 1.95%

Investments of $1 million or more
First $3 million                             none                  1.00%(1)              0.25%                 1.25%
Excess over $3 million                       none                  0.50%(1)              0.25%                 0.75%

Investments with no Sales Charge (2)         none                  0.00%                 0.25%                 0.25%




   The Class B and Class C service fees are payable regardless of the amount of the Distributor's related expenses. The portion of the various fees and expenses for Class B and Class C shares of the Fund that are paid to securities dealers are shown below:

Core Plus Bond Fund


                               Maximum
                           Front -End Sales           Maximum                Maximum               Maximum
                            Charge Paid by         Reallowance or          First Year            First Year
                              Investors              Commission            Service Fee          Compensation
Investment              (% of offering price)* (% of offering price)* (% of net investment) (% of offering price)
----------              ---------------------- ---------------------- --------------------- ---------------------
All amounts for Class B           N/A                    N/A                  0.25%                 4.00%
All amounts for Class C          none                   1.00%                 0.00%                 1.00%

All Funds


   As previously discussed, Class B shares are no longer offered on any fund. As described in the Prospectus, each purchase or sale of shares is effected at the net asset value next determined after an order is received, less any applicable sales charge. The sales charge is allocated between the investment dealer and the Distributor, as indicated in the tables above. The Distributor receives the contingent deferred sales charge (the "CDSC"). Proceeds from the CDSC on Class A and C shares are paid to the Distributor and are used by the Distributor to defray the expenses for services the Distributor provides the Trust. The Distributor may, at its discretion, pay (reallow) the entire sales charge imposed on the sale of Class A shares to investment dealers from time to time. Redemption fees are paid to the Fund.


   For new amounts invested at net asset value by an eligible governmental authority, the Distributor may, at its expense, pay investment dealers a commission of 0.025% of the average daily net assets of an account at the end of each calendar quarter for up to one year. These commissions are not payable if the purchase represents the reinvestment of redemption proceeds from any other Natixis Fund or if the account is registered in street name.


   The Distributor, the adviser and their affiliates may out of their own resources make additional payments to dealers who sell shares of the Fund. These payments may include: (i) full reallowance of the sales charge of Class A shares, (ii) additional compensation with respect to the sale and/or servicing of Class A, B and C shares, (iii) payments based upon various factors, as described below, (iv) financial assistance programs to firms who sell or arrange for the sale of Fund shares including, but not limited to, remuneration for: the firm's internal sales contests and incentive programs, marketing and sales fees, expenses related to advertising or promotional activity and events, and shareholder record keeping or miscellaneous administrative services. Payment for travel, lodging and related expenses may be provided for attendance at Fund seminars and conferences, e.g., due diligence meetings held for training and educational purposes. The payment of these concessions and any other compensation offered will conform with state and federal laws and the rules of any self-regulatory organization, such as the Financial Industry Regulatory Authority ("FINRA").

   Dealers may charge their customers a processing fee or service fee in connection with the purchase or redemption of fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by its individual dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the Fund's Prospectuses and SAI. Customers will be provided with specific information about any processing or service fees charged by their dealer.

The commissions and sales charges for the last three fiscal years were allocated as follows:

NATIXIS FUNDS TRUST I*

                                                     09/30/05 09/30/06 09/30/07
                                                     -------- -------- --------
Total commissions on sales of Class A shares         $ 57,237 $49,062    $[  ]
   Amount reallowed to other securities dealers      $ 50,468 $43,029    $[  ]
   Amount retained by Distributor                    $  6,769 $ 6,033    $[  ]
Total CDSCs on redemptions of Classes A, B and C
  shares                                             $115,694 $55,609    $[  ]
   Amount paid to SG Constellation, LLC              $114,951 $52,890    $[  ]
   Amount retained by Distributor*                   $    743 $ 2,719    $[  ]

--------

*See"Other Arrangements" for information about amounts received by the Distributor from Natixis Funds Trust I's investment advisers or the Fund directly for providing certain administrative services relating to Natixis Funds Trust I.



   Other Services. Natixis Advisors performs certain accounting and administrative services for the Fund, pursuant to an Administrative Services Agreement dated January 1, 2005, as amended from time to time (the "Administrative Agreement"). Under the Administrative Agreement, Natixis Advisors provides the following services to the Fund: (i) personnel that perform bookkeeping, accounting, internal auditing and financial reporting functions and clerical functions relating to the Fund, (ii) services required in connection with the preparation of registration statements and prospectuses, registration of shares in various states, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance, and (iii) the various registrations, filings required by various regulatory authorities and
(iv) consultation and legal advice on Fund related matters.

   Prior to January 1, 2005, IXIS Asset Management Services Company ("IXIS Services") performed these same services for the Fund, pursuant to separate administrative services agreements with each Trust.

   For the fiscal years ended September 30, 2005, September 30, 2006 and September 30, 2007, IXIS Services or Natixis Advisors received the following fees from the Fund for administrative service:

                                            Fiscal Year Fiscal Year Fiscal Year
                                               Ended       Ended       Ended
Fund                                         9/30/05*     9/30/06     9/30/07
----                                        ----------- ----------- -----------
Core Plus Bond Fund                          $170,210    $136,903       $[]

--------
* For the period between October 1, 2004 through December 31, 2004 of the fiscal year ended September 30, 2005, the table reflects fees paid to IXIS Services.


   Custodial Arrangements. State Street Bank and Trust Company ("State Street Bank"), One Lincoln Street, Boston, Massachusetts, 02111, serves as the custodian for the Trust. As such, State Street Bank holds in safekeeping certificated securities and cash belonging to the Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to the Fund. Upon instruction, State Street Bank receives and delivers cash and securities of the Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. State Street Bank also maintains certain accounts and records of the Trust and calculates the total net asset value, total net income and net asset value per share of the Fund on a daily basis.

   Transfer Agency Services. Pursuant to contracts between the Trust, on behalf of the Fund, and Boston Financial Data Services, Inc. ("Boston Financial"), whose principal business address is Two Heritage Drive, Quincy, Massachusetts, 02171, Boston Financial acts as shareholder servicing and transfer agent for the Fund and is responsible for services in connection with the establishment, maintenance and recording of shareholder accounts, including all related tax and other reporting requirements and the implementation of investment and redemption arrangements offered in connection with the sale of the Fund's shares.

   Prior to October 1, 2005, IXIS Services, a subsidiary of IXIS Distribution Corporation, served as the transfer agent for the Fund and it, along with Boston Financial as sub-transfer agent, provided the services that Boston Financial now provides. For these services, IXIS Services received the following fees from the Fund:


                                                                    Fiscal Year
                                                                       Ended
Fund                                                                  9/30/05
----                                                                -----------
Core Plus Bond Fund                                                  $314,229




   The Fund may also pay dealers whose clients invest in the Fund fees for sub-transfer agency and other similar services. As indicated above, the Distributor, the Adviser and their affiliates may also make payments for sub-transfer agency and similar services.

   Independent Registered Public Accounting Firm. The Trust's independent
registered public accounting firm is [      ]. The independent registered
public accounting firm conducts an annual audit of the Fund's financial statements, assists in the review of federal and state income tax returns and consults with the Trust as to matters of accounting and federal and state income taxation. The financial highlights in the Prospectuses for the Fund, and the financial statements contained in those Fund's Annual Report for the year ended September 30, 2007 and incorporated by reference into this Statement, have been so included in reliance on the reports of the Trust's independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

   Counsel to the Fund. Ropes & Gray LLP, located at One International Place, Boston, MA 02110, serves as counsel to the Fund.

                       PORTFOLIO MANAGEMENT INFORMATION

Portfolio Managers' Management of Other Accounts


   As of September 30, 2007, the Portfolio Managers of the Fund managed other accounts in addition to managing one or more of the Fund. The following table provides information on the other accounts managed by each Portfolio Manager.



                         Registered Investment      Other Pooled Investment
                               Companies                   Vehicles                 Other Accounts
                         ---------------------      -----------------------         --------------
                          Other     Advisory fee      Other     Advisory fee      Other     Advisory fee
                        Accounts     is based on    Accounts     is based on    Accounts     is based on
                         Managed     performance     Managed     performance     Managed     performance
                        --------    ------------    --------    ------------    --------    ------------
Name of Portfolio     # of  Total   # of  Total   # of  Total   # of  Total   # of  Total   # of  Total
Manager               Accts Assets  Accts Assets  Accts Assets  Accts Assets  Accts Assets  Accts Assets
-----------------     ----- ------  ----- ------  ----- ------  ----- ------  ----- ------  ----- ------

Peter W. Palfrey       [  ]   $[  ]  [  ]   $[  ]  [  ]   $[  ]  [  ]   $[  ]  [  ]   $[  ]  [  ]   $[  ]

Richard G. Raczkowski  [  ]   $[  ]  [  ]   $[  ]  [  ]   $[  ]  [  ]   $[  ]  [  ]   $[  ]  [  ]   $[  ]




Material Conflicts of Interest


   Conflicts of interest may arise in the allocation of investment opportunities and the allocation of aggregated orders among the Fund and other accounts managed by the portfolio managers. A portfolio manager potentially could give favorable treatment to some accounts for a variety of reasons, including favoring larger accounts, accounts that pay higher fees, accounts that pay performance-based fees, accounts of affiliated companies and accounts in which the portfolio manager has an interest. Such favorable treatment could lead to more favorable investment opportunities or allocations for some accounts. Loomis Sayles makes investment decisions for all accounts (including institutional accounts, mutual funds, hedge funds and affiliated accounts) based on each account's availability of other comparable investment opportunities and Loomis Sayles' desire to treat all accounts fairly and equitably over time. Loomis Sayles maintains trade allocation and aggregation policies and procedures to address these potential conflicts. Conflicts of interest also may arise to the extent a portfolio manager short sells a stock in one client account but holds that stock long in other accounts, including the Fund or sells short for some accounts while buying it for others, and through the use of "soft dollar arrangements," which are discussed in the section "Portfolio Transactions and Brokerage" below.


Portfolio Managers' Compensation

   The following describes the structure of, and the method used to determine, the compensation of each of the above-listed portfolio managers as of September 30, 2007:

   Loomis Sayles believes that portfolio manager compensation should be driven primarily by the delivery of consistent and superior long-term performance for its clients. Portfolio manager compensation is made up primarily of three main components: base salary, variable compensation and a long-term incentive program. Although portfolio manager compensation is not directly tied to assets under management, a portfolio manager's base salary and/or variable compensation potential may reflect the amount of assets for which the manager is responsible relative to other portfolio managers. Loomis Sayles also offers a profit sharing plan. Base salary is a fixed amount based on a combination of factors including industry experience, firm experience, job performance and market considerations. Variable compensation is an incentive-based component and generally represents a significant multiple of base salary. Variable compensation is based on four factors: investment performance, profit growth of the firm, profit growth of the manager's business unit and team commitment. Investment performance is the primary component of total variable compensation and generally represents at least 60% of the total. The other three factors are used to determine the remainder of variable compensation, subject to the discretion of the department's Chief Investment Officer (CIO) and senior management. The CIO and senior management evaluate these other factors annually.

Fixed Income Managers

   While mutual fund performance and asset size do not directly contribute to the compensation calculation, investment performance for fixed-income managers is measured by comparing the performance of the firm's institutional composite (pre-tax and net of fees) in the manager's style to the performance of an external benchmark and a customized peer group. The external benchmark used for the investment style utilized by each fixed-income fund is noted in the table below:


FUND                                                       MANAGER BENCHMARK
----                                                     ----------------------
Loomis Sayles Core Plus Bond Fund                        Lehman Aggregate Index


   The customized peer group is created by the firm and is made up of institutional managers in the particular investment style. A manager's relative performance for the past five years is used to calculate the amount of variable compensation payable due to performance. To ensure consistency, the firm analyzes the five year performance on a rolling three year basis. If a manager is responsible for more than one product, the rankings of each product are weighted based on relative asset size of accounts represented in each product.

   Loomis Sayles uses both an external benchmark and a customized peer group as measuring sticks for fixed-income manager performance because it believes they represent an appropriate combination of the competitive fixed-income product universe and the investment styles offered by the firm.

General

   Mutual funds are not included in the firm's composites, so unlike other managed accounts, fund performance and asset size do not directly contribute to this calculation. However, each fund managed by the firm employs strategies endorsed by the firm and fits into the product category for the relevant investment style. Loomis Sayles may adjust compensation if there is significant dispersion among the returns of the composite and accounts not included in the composite.

   Loomis Sayles has developed and implemented two distinct long-term incentive plans to attract and retain investment talent. These plans supplement existing compensation. The first plan has several important components distinguishing it from traditional equity ownership plans:

    . the plan grants units that entitle participants to an annual payment based on a percentage of company earnings above an established threshold;

    . upon retirement a participant will receive a multi-year payout for his or her vested units;

    . participation is contingent upon signing an award agreement, which includes a non-compete covenant.


   Senior management expects that the variable compensation portion of overall compensation will continue to remain the largest source of income for those investment professionals included in the plan. The plan is initially offered to portfolio managers and over time the scope of eligibility is likely to widen. Management has full discretion on what units are issued and to whom.


   Portfolio managers also participate in the Loomis Sayles profit sharing plan, in which Loomis Sayles makes a contribution to the retirement plan of each employee based on a percentage of base salary (up to a maximum amount). The portfolio managers also participate in the Loomis Sayles defined benefit pension plan, which applies to all Loomis Sayles employees who joined the firm prior to May 1, 2003. The defined benefit is based on years of service and base compensation (up to a maximum amount).

Portfolio Managers' Ownership of Fund Shares


As of September 30, 2007, the Portfolio Managers had the following ownership in the Fund:


                                                              Dollar Range of
                                                              Equity Securities
Name of Portfolio Manager   Fund(s) Managed                   Invested
-------------------------   --------------------------------- -----------------

Peter W. Palfrey            Loomis Sayles Core Plus Bond Fund       [  ]

Richard G. Raczkowski       Loomis Sayles Core Plus Bond Fund       [  ]

*   A. None D. $50,001--$100,000 G. over $1,000,000
B.  $1--10,000 E. $100,001--$500,000
C.  $10,001--$50,000 F. $500,001--$1,000,000


   There are various reasons why a Portfolio Manager may not own shares of the fund he or she manages. One reason is that the Fund's investment objectives and strategies may not match those of the Portfolio

Manager. Administrative reasons (such as facilitating compliance with an adviser's code of ethics) also may explain why a Portfolio Manager has chosen not to invest in the Natixis Funds trusts.

Allocation of Investment Opportunity Among Natixis Funds Trusts and Loomis Sayles Funds (the "funds") and Other Investors Managed by the Adviser; Cross Relationships of Officers and Trustees

   Loomis Sayles has organized its business into two investment groups: The Fixed Income Group and The Equity Group. The Fixed Income Group and the Equity Group make investment decisions for the funds managed by Loomis Sayles. The groups make investment decisions independently of one another. These groups also have responsibility for the management of other client portfolios. The other investment companies and clients served by Loomis Sayles' investment platforms sometimes invest in securities in which the funds (or segments thereof) advised or subadvised by Loomis Sayles also invest. If one of these funds and such other clients advised or subadvised by the same investment group of Loomis Sayles desire to buy or sell the same portfolio securities at or about the same time, the respective group allocates purchases and sales, to the extent practicable, on a pro rata basis in proportion to the amount desired to be purchased or sold for each fund or client advised or subadvised by that investment group. It is recognized that in some cases the practices described in this paragraph could have a detrimental effect on the price or amount of the securities which each of the funds purchases or sells. In other cases, however, it is believed that these practices may benefit the relevant Fund.


                     PORTFOLIO TRANSACTIONS AND BROKERAGE


Income Funds

   In placing orders for the purchase and sale of portfolio securities for a fund, including the Fund, Loomis Sayles always seeks the best price and execution. Some of a fund's portfolio transactions are placed with brokers and dealers that provide Loomis Sayles with supplementary investment and statistical information or furnish market quotations to that fund, the other funds or other investment companies advised by Loomis Sayles. The business would not be so placed if the funds would not thereby obtain the best price and execution. Although it is not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce the expenses of Loomis Sayles. The services may also be used by Loomis Sayles in connection with their other advisory accounts and in some cases may not be used with respect to the funds.

Commissions and Other Factors in Broker or Dealer Selection

   Loomis Sayles uses its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and to evaluate the overall reasonableness of brokerage commissions paid on client portfolio transactions by reference to such data. In making this evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker or dealer, are taken into account. Other relevant factors may include, without limitation: (a) the execution capabilities of the brokers and/or dealers, (b) research and other products or services (as described under "Soft Dollars" below) provided by such brokers and/or dealers which are expected to enhance Loomis Sayles' general portfolio management capabilities, (c) the size of the transaction, (d) the difficulty of execution, (e) the operations facilities of the brokers and/or dealers involved, (f) the risk in positioning a block of securities, and
(g) the quality of the overall brokerage and research services provided by the broker and/or dealer.

Soft Dollars


   Loomis Sayles' receipt of brokerage and research products or services may sometimes be a factor in Loomis Sayles' selection of a broker or dealer to execute transactions for the fund where Loomis Sayles believes that the broker or dealer will provide best execution of the transactions. Such brokerage and research products or services may be paid for with Loomis Sayles' own assets or may, in connection with transactions in equity securities effected for client accounts for which Loomis Sayles exercises investment discretion, be paid for with client commissions (the latter, sometimes referred to as "Soft Dollars").

   Loomis Sayles will only acquire research and brokerage products and services that are deemed to qualify as eligible products and services under the safe harbor of Section 28(e) of the Securities and Exchange Act of 1934, as amended. Eligible research services and products that may be acquired by Loomis Sayles are those products and services that provide advice, analysis or reports that will aid Loomis Sayles in carrying out its investment decision-making responsibilities. Eligible research must reflect the expression of reasoning or knowledge (having inherently intangible and non-physical attributes) and may include the following research items: traditional research reports; discussions with research analysts and corporate executives; seminars or conferences; financial and economic publications that are not targeted to a wide public audience; software that provides analysis of securities portfolios; market research including pre-trade and post-trade analytics; and market data.
Eligible brokerage services and products that may be acquired by Loomis Sayles are those services or products that (i) are required to effect securities transactions; (ii) perform functions incidental to securities transactions; or
(iii) is a service that is required by an applicable SRO or SEC rule(s). The brokerage and research products or services provided to Loomis Sayles by a particular broker or dealer may include both (a) products and services created by such broker or dealer and (b) products and services created by a third party.


   If Loomis Sayles receives a particular product or service that both aids it in carrying out its investment decision-making responsibilities (i.e., a "research use") and provides non-research related uses, Loomis Sayles will make a good faith determination as to the allocation of the cost of such "mixed-use item" between the research and non-research uses and will only use Soft Dollars to pay for the portion of the cost relating to its research use.


   In connection with Loomis Sayles' use of Soft Dollars, the fund may pay a broker or dealer an amount of commission for effecting a transaction for the Fund in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if Loomis Sayles determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research products or services received, either in terms of the particular transaction or Loomis Sayles' overall responsibility to discretionary accounts.

   Loomis Sayles may use Soft Dollars to acquire brokerage or research products and services that have potential application to all client accounts including the Fund or to acquire brokerage or research products and services that will be applied in the management of a certain group of client accounts and, in some cases, may not be used with respect to the Fund. The products or services may not be used in connection with the management of some of the accounts including the Fund that paid commissions to the broker or dealer providing the products or services and may be used in connection with the management of other accounts.

   Loomis Sayles' use of Soft Dollars to acquire brokerage and research products and services benefits Loomis Sayles by allowing it to obtain such products and services without having to purchase them with its own assets. Loomis Sayles believes that its use of Soft Dollars also benefits the Fund as described above. However, conflicts may arise between the fund's interest in paying the lowest commission rates available and Loomis Sayles' interest in receiving brokerage and research products and services from particular brokers and dealers without having to purchase such products and services with Loomis Sayles' own assets.

   For purposes of this Soft Dollars discussion, the term "commission" may include (to the extent applicable) both commissions paid to brokers in connection with transactions effected on an agency basis and markups, markdowns, commission equivalents, or other fees paid to dealers in connection with certain transactions as encompassed by relevant SEC interpretations. Loomis Sayles does not generate "Soft Dollars" on fixed-income transactions.

Brokerage Commissions

   The tables in Part I of this Statement set forth, for each of the last three fiscal years, (1) the aggregate dollar amount of brokerage commissions paid on portfolio transactions during such year, (2) the dollar amount of transactions on which brokerage commissions were paid during such year that were directed to brokers providing research services ("directed transactions") and (3) the dollar amount of commissions paid on directed transactions during such year. The information in the tables includes transactions that were directed to broker dealers based on the internal "broker vote" allocation policy of Loomis Sayles as well as transactions that were allocated under arrangements with brokers providing research services. The "broker vote" is an internal evaluation conducted by Loomis Sayles trading personnel which consists of reviewing the brokers or dealers with whom Loomis Sayles executes client transactions to rate such firms after considering a variety of factors, including the quality of their research, the quality of their sales coverage, execution capabilities, willingness to commit capital on transactions, market knowledge, competitive commissions rates and prices and their ability to affect difficult trades in less liquid, smaller capitalized, and more closely held issues. When Loomis Sayles believes that more than one broker is capable of providing best execution on a particular transaction, the transaction may be allocated among those brokers based on the results of the "broker vote" and/or pursuant to Soft Dollar arrangements.

General


   Subject to procedures adopted by the Board of Trustees of each Trust, the Fund's brokerage transactions may be executed by brokers that are affiliated with Natixis US or Loomis Sayles. Any such transactions will comply with Rule 17e-1 under the 1940 Act, or other applicable restrictions as permitted by the SEC pursuant to exemptive relief or otherwise.

   Under the 1940 Act, persons affiliated with each Trust are prohibited from dealing with each Trust's funds as a principal in the purchase and sale of securities. Since transactions in the over-the-counter market usually involve transactions with dealers acting as principals for their own accounts, affiliated persons of the Trust may not serve as the Fund's dealer in connection with such transactions.

   To the extent permitted by applicable law, and in all instances subject to the foregoing policy of best execution, the adviser may allocate brokerage transactions to broker-dealers (including affiliates of the Distributor) that have entered into arrangements in which the broker-dealer allocates a portion of the commissions paid by the Fund toward the reduction of that Fund's expenses.


   It is expected that the portfolio transactions in fixed-income securities will generally be with issuers or dealers on a net basis without a stated commission. Securities firms may receive brokerage commissions on transactions involving options, futures and options on futures and the purchase and sale of underlying securities upon exercise of options. The brokerage commissions associated with buying and selling options may be proportionately higher than those associated with general securities transactions.

                           DESCRIPTION OF THE TRUST

   The Declarations of Trust of Natixis Funds Trust I permits the Trust's trustees to issue an unlimited number of full and fractional shares of each series. Each share of each fund represents an equal proportionate interest in such Fund with each other share of that Fund and is entitled to a proportionate interest in the dividends and distributions from that Fund. The Declarations of Trust further permit each Trust's Board of Trustees to divide the shares of each series into any number of separate classes, each having such rights and preferences relative to other classes of the same series as each Trust's Board of Trustees may determine. When you invest in a fund, including the Fund, you acquire freely transferable shares of beneficial interest that entitle you to receive dividends as determined by each Trust's Board of Trustees and to cast a vote for each share you own at shareholder meetings. The shares of the Fund do not have any preemptive rights. Upon termination of any Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of each class of that Fund are entitled to share pro rata in the net assets attributable to that class of shares of that Fund available for distribution to shareholders. Each Declaration of Trust also permits the Board of Trustees to charge shareholders directly for custodial, transfer agency and servicing expenses.

   Shares of each series of the Trust, including the Fund (except as noted in the Fund's Prospectus), are divided into four Classes: Class A, Class B (no longer offered for sale), Class C and Class Y. (Class Y shares are offered through a different Prospectus than Class A and Class C.) Each Fund offers such classes of shares as set forth in such fund's Prospectuses. As disclosed in the Prospectus, not every fund offers each class of shares. Class Y shares are available for purchase only by certain eligible investors and have higher minimum purchase requirements than Classes A and C. All expenses of each fund (including advisory and subadvisory fees but excluding class specific expenses such as transfer agency fees and expenses of printing and mailing the Prospectuses to Shareholders ("Other Expenses")) are borne by its classes on a pro rata basis, except for 12b-1 fees, which are borne only by Classes A, B and C and may be charged at a separate rate to each such class. Other expenses are borne by such classes on a pro rata basis. The multiple class structure could be terminated should certain IRS rulings or SEC regulatory positions be rescinded or modified.

   The assets received by each class of the Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, that class of the Fund. The underlying assets of each class of the Fund are segregated and are charged with the expenses with respect to that class of the Fund and with a share of the general expenses of the relevant Fund and the Trust. Any general expenses of the Trust that are not readily identifiable as belonging to a particular class of the Fund are allocated by or under the direction of the trustees in such manner as the trustees determine to be fair and equitable. While the expenses of each Trust are allocated to the separate books of account of the Fund, certain expenses may be legally chargeable against the assets of all of the Fund in a Trust.

   The Declaration of Trust also permits the Trust's Board of Trustees, without shareholder approval, to subdivide any Fund or series or class of shares into various sub-series or sub-classes with such dividend preferences and other rights as the trustees may designate. The Trust's Board of Trustees may also, without shareholder approval, establish one or more additional series or classes or, with shareholder approval, merge two or more existing series or classes. Shareholders' investments in such an additional or merged series would be evidenced by a separate series of shares (i.e., a new "fund").

   The Declaration of Trust provides for the perpetual existence of the Trust. Any Trust or any Fund, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of the Fund affected. Similarly, any class within the Fund may be terminated by vote of at least two-thirds of the outstanding shares of such class. The Declaration of Trust further provides that the Board of Trustees may also without shareholder approval terminate the relevant Trust or Fund upon written notice to its shareholders.

                                 VOTING RIGHTS


   Shareholders of each fund are entitled to one vote for each full share held (with fractional votes for each fractional share held) and may vote (to the extent provided therein) on the election of trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.

   All classes of shares of a fund have identical voting rights except that each class of shares has exclusive voting rights on any matter submitted to shareholders that relates solely to that class, and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. On any matter submitted to a vote of shareholders, all shares of the Trust then entitled to vote shall, except as otherwise provided in the By-Laws, be voted in the aggregate as a single class without regard to series or class of shares, except that (1) when required by the 1940 Act or when the Trustees shall have determined that the matter affects one or more series or classes of shares materially differently, shares shall be voted by individual series or class and (2) when the matter affects only the interests of one or more series or classes, only shareholders of such series or classes shall be entitled to vote thereon. Consistent with the current position of the SEC, shareholders of all series and classes vote together, irrespective of series or class, on the election of trustees and the selection of the Trust's independent registered public accounting firm, but shareholders of each series vote separately on most other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory and, where applicable, subadvisory agreement relating to that series, and shareholders of each class within a series vote separately as to the Rule 12b-1 plan (if any) relating to that class.

   There will normally be no meetings of shareholders for the purpose of electing trustees except that, in accordance with the 1940 Act, (i) the Trust will hold a shareholders' meeting for the election of trustees at such time as less than a majority of the trustees holding office have been elected by shareholders, and (ii) if there is a vacancy on the Board of Trustees, such vacancy may be filled only by a vote of the shareholders unless, after filling such vacancy by other means, at least two-thirds of the trustees holding office shall have been elected by the shareholders. In addition, trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with a Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose.

   Upon written request by a minimum of ten holders of shares having held their shares for a minimum of six months and having a net asset value of at least $25,000 or constituting at least 1% of the outstanding shares, whichever is less, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).


   Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. Shareholder voting rights are not cumulative.


   The affirmative vote of a majority of shares of the Trust vote (assuming a quorum is present in person or by proxy) is required to amend a Declaration of Trust if such amendment (1) affects the power of shareholders to vote,
(2) amends the section of the Declaration of Trust governing amendments, (3) is one for which a vote is required by law or by the Trust's registration statement or (4) is submitted to the shareholders by the trustees. If one or more new series of a Trust is established and designated by the trustees, the shareholders having beneficial interests in the fund shall not be entitled to vote on matters exclusively affecting such new series, such matters including, without limitation, the adoption of or any change in the investment objectives, policies or restrictions of the new series and the approval of the investment advisory contracts of the new series. Similarly, the shareholders of the new series shall not be entitled to vote on any such matters as they affect the other funds.

                       SHAREHOLDER AND TRUSTEE LIABILITY


   Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees. The Declaration of Trust provides for indemnification out of the Fund's property for all loss and expense of any shareholder held personally liable for the obligations of the Fund by reason of owning shares of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund itself would be unable to meet its obligations.

   The Declaration of Trust further provides that the relevant Board of Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The By-Laws of the Trust provide for indemnification by the Trust of trustees and officers of the Trust, except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his or her action was in the best interests of the Trust. Such persons may not be indemnified against any liability to the Trust or the Trust's shareholders to whom he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Trust offers only its own funds' shares for sale, but it is possible that the Trust might become liable for any misstatements in a Prospectus that relate to another trust. The trustees of each Trust have considered this possible liability and approved the use of a combined Prospectus for funds of the Trust.


                               HOW TO BUY SHARES


   The procedures for purchasing shares of the Fund are summarized in the Prospectuses. All purchases made by check should be in U.S. dollars and made payable to Natixis Funds.

   Shares may also be purchased either in writing, by phone, by wire, by electronic funds transfer using Automated Clearing House ("ACH"), or by exchange, as described in the Prospectuses, or through firms that are members of the Financial Industry Regulatory Authority ("FINRA") and that have selling agreements with the Distributor. For purchase of Fund shares by mail, the trade date is the day of receipt of the check in good order by the transfer agent so long as it is received by the close of regular trading of the New York Stock Exchange (the "Exchange") on a day when the Exchange is open. For purchases through the ACH system, the shareholder's bank or credit union must be a member of the ACH system and the shareholder must have approved banking information on file. With respect to shares purchased by wire or through the ACH system, shareholders should bear in mind that the transactions may take two or more days to complete. Banks may charge a fee for transmitting funds by wire.


   You may also use Natixis Funds Personal Access Line(R) (800-225-5478, press
1) or Natixis Funds Web site (www.funds.natixis.com) to purchase Fund shares (except for Class Y shares). For more information, see the section "Shareholder Services" in this Statement.

   At the discretion of the Distributor, bank trust departments or trust companies may also be eligible for investment in Class Y shares at a reduced minimum, subject to certain conditions including a requirement to meet the minimum investment balance within a specified time period. Please contact the Distributor at 800-225-5478 for more information. At the discretion of the Distributor, clients of Natixis Advisors may purchase, at NAV, Class A shares of Natixis Funds that do not offer Class Y shares.


   Shareholders of the Fund may be permitted to open an account without an initial investment and then wire funds into the account once established. These shareholders will still be subject to the investment minimums as detailed in the prospectus of the relevant Fund.

                                  REDEMPTIONS


   The procedures for redemption of shares of the Fund are summarized in its Prospectus. As described in the Prospectus, a CDSC may be imposed on certain redemptions of Classes A, B and C shares, and a redemption fee may be charged on redemptions and exchanges of shares of the Fund. For purposes of the CDSC, an exchange of shares from one Fund to another Fund is not considered a redemption or a purchase. For federal tax purposes, however, such an exchange is considered a sale and a purchase and, therefore, would be considered a taxable event on which you may recognize a gain or loss. In determining whether a CDSC is applicable to a redemption of Class A, Class B or Class C shares, the calculation will be determined in the manner that results in the lowest rate being charged. The charge will not be applied to dollar amounts representing an increase in the net asset value of shares since the time of purchase or reinvested distributions associated with such shares. Unless you request otherwise at the time of redemption, the CDSC is deducted from the redemption, not the amount remaining in the account.

   The Fund will only accept Medallion signature guarantees bearing the STAMP 2000 Medallion imprint. However, a Medallion signature guarantee may not be required if the proceeds of the redemption do not exceed $100,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address, or if the proceeds are going to a bank on file. Please contact the Fund at 800-225-5478 with any questions regarding when a Medallion signature guarantee is required.

   If you select the telephone redemption service in the manner described in the next paragraph, shares of the Fund may be redeemed by calling toll free 800-225-5478. A wire fee may be deducted from the proceeds if you elect to receive the funds wired to your bank on record. Telephone redemption requests must be received by the close of regular trading on the Exchange. Requests made after that time or on a day when the Exchange is not open for business will receive the next business day's closing price. The proceeds of a telephone withdrawal will normally be sent within three business days following receipt of a proper redemption request.

   In order to redeem shares by telephone, a shareholder must either select this service when completing the Fund application or must do so subsequently on the Service Options Form, which is available at www.funds.natixis.com or from your investment dealer. When selecting the service, a shareholder may have their withdrawal proceeds sent to his or her bank, in which case the shareholder must designate a bank account on his or her application or Service Options Form to which the redemption proceeds should be sent as well as provide a check marked "VOID" and/or a deposit slip that includes the routing number of his or her bank. Any change in the bank account so designated may be made by furnishing to Boston Financial or your investment dealer a completed Service Options Form, which may require a medallion signature guarantee. Telephone redemptions by ACH or wire may only be made if the designated bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the System. The Fund, the Distributor, the transfer agent and State Street Bank (the Fund's custodian) are not responsible for the authenticity of withdrawal instructions received by telephone, although they will apply established verification procedures. Boston Financial (the Fund's transfer agent), as agreed to with the Fund, will employ reasonable procedures to confirm that your telephone instructions are genuine, and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Such verification procedures include, but are not limited to, requiring a form of personal identification prior to acting on an investor's telephone instructions and recording an investor's instructions.

   Shares purchased by check or through ACH may not be available immediately for redemption. The Fund may withhold redemption proceeds for 10 days when redemptions are made within 10 calendar days of purchase by check or through ACH.

   The redemption price will be the net asset value per share (less any applicable CDSC and redemption fee) next determined after the redemption request and any necessary special documentation are received by the transfer agent or your investment dealer in proper form. Payment normally will be made by the Fund within seven days thereafter. However, in the event of a request to redeem shares for which the Fund has not yet received good payment, the Fund reserves the right to withhold payments of redemption proceeds if the purchase of shares was made by a check which was deposited within ten calendar days prior to the redemption request (unless the Fund is aware that the check has cleared).

   The CDSC may be waived on redemptions made from IRA accounts due to attainment of age 59 1/2 for IRA shareholders who established accounts prior to January 3, 1995. The CDSC may also be waived on redemptions made from IRA accounts due to death, disability, return of excess contribution, required minimum distributions at age 70 1/2 (waivers apply only to amounts necessary to meet the required minimum amount based on assets held within the Fund), certain withdrawals pursuant to a systematic withdrawal plan, not to exceed 10% annually of the value of the account, and redemptions made from the account to pay custodial fees. The CDSC may also be waived on redemptions within one year following the death of (i) the sole shareholder of an individual account,
(ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act, Uniform Transfer to Minors Act or other custodial account. If the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption occurring within one year of death. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged. If shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC when redeemed from the transferee's account.


   The CDSC may be waived on redemptions made from 403(b)(7) custodial accounts due to attainment of age 59 1/2 for shareholders who established custodial accounts prior to January 3, 1995. The CDSC may also be waived on redemptions made from 403(b)(7) custodial accounts due to death or disability.

   The CDSC may also be waived on redemptions necessary to pay plan participants or beneficiaries from qualified retirement plans under Section 401 of the Code, including profit sharing plans, money purchase plans, 401(k) and custodial accounts under Section 403(b)(7) of the Code. Distributions necessary to pay plan participants and beneficiaries include payment made due to death, disability, separation from service, normal or early retirement as defined in the plan document, loans from the plan and hardship withdrawals, return of excess contributions, required minimum distributions at age 70 1/2 (waivers only apply to amounts necessary to meet the required minimum amount), certain withdrawals pursuant to a systematic withdrawal plan, not to exceed 10% annually of the value of your account, and redemptions made from qualified retirement accounts or Section 403(b)(7) custodial accounts necessary to pay custodial fees.

   A CDSC will apply in the event of plan level transfers, including transfers due to changes in investment where assets are transferred outside of Natixis Funds, including IRA and 403(b)(7) participant-directed transfers of assets to other custodians (except for the reasons given above) or qualified transfers of assets due to trustee-directed movement of plan assets due to merger, acquisition or addition of additional funds to the plan.

   In order to redeem shares electronically through the ACH system, a shareholder's bank or credit union must be a member of the ACH system and the shareholder must have a completed, approved ACH application on file. In addition, the telephone request must be received no later than the close of the exchange). Upon receipt of the required information, the appropriate number of shares will be redeemed and the monies forwarded to the bank designated on the shareholder's application through the ACH system. The redemption will be processed the day the telephone call is made and the monies generally will arrive at the shareholder's bank within three business days. The availability of these monies will depend on the individual bank's rules.


   The Fund will normally redeem shares for cash; however, the Fund reserves the right to pay the redemption price wholly or partly in kind, if Loomis Sayles determines it to be advisable and in the interest of the remaining shareholders of the Fund. The redemptions in kind will be selected by the Fund's adviser in light of the Fund's objective and will not generally represent a pro rata distribution of each security held in the Fund's portfolio. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities. However, the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Fund is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total net asset value of the Fund at the beginning of such period. The Fund does not currently impose any redemption charge other than the CDSC imposed by the Fund's distributor, and the redemption fee imposed on the Fund, both as described in the Prospectus. The Board of Trustees reserves the right to impose additional charges at any time. A redemption constitutes a sale of shares for federal income tax purposes on which the investor may realize a long- or short-term capital gain or loss. See also "Taxes," below.


Reinstatement Privilege (Class A shares only)

   The Prospectus describes redeeming shareholders' reinstatement privileges for Class A shares. In order to exercise the reinstatement privilege, you must provide the investment check and written notice to Natixis Funds (directly or through your financial representative) within 120 days of your redemption. The reinstatement or exchange will be made at net asset value next determined after receipt of the notice and the investment check and will be limited to the amount of the redemption proceeds.


   Even though an account is reinstated, the redemption will constitute a sale for federal income tax purposes. Investors who reinstate their accounts by purchasing shares of the Fund should consult with their tax advisers with respect to the effect of the "wash sale" rule if a loss is realized at the time of the redemption.


                             SHAREHOLDER SERVICES

Open Accounts

   A shareholder's investment is automatically credited to an open account maintained for the shareholder by Boston Financial. Following each additional investment or redemption from the account initiated by an investor (with the exception of systematic investment plans), a shareholder will receive a confirmation statement disclosing the current balance of shares owned and the details of recent transactions in the account. After the close of each calendar year, Boston Financial will send each shareholder a statement providing account information which may include federal tax information on dividends and distributions paid to the shareholder during the year. This statement should be retained as a permanent record. Boston Financial may charge a fee for providing duplicate information.

   The open account system provides for full and fractional shares expressed to three decimal places and, by making the issuance and delivery of stock certificates unnecessary, eliminates problems of handling and safekeeping, and the cost and inconvenience of replacing lost, stolen, mutilated or destroyed certificates. Certificates will not be issued for any class of shares.


   The costs of maintaining the open account system are paid by the Fund and no direct charges are made to shareholders. Although the Fund has no present intention of making such direct charges to shareholders, they each reserve the right to do so. Shareholders will receive prior notice before any such charges are made.


Automatic Investment Plans (Classes A and C Shares)


   Subject to the Fund's investor eligibility requirements, investors may automatically invest in additional shares of the Fund on a monthly basis by authorizing the Fund to draft from an investor's bank account. The draft is executed under the Investment Builder Program; a program designed to facilitate such periodic payments and are forwarded to Boston Financial for investment in the Fund. A plan may be opened with an initial investment of $1,000 or more and thereafter regular monthly drafts of $50 or more will be drawn on the investor's account. (Shareholders with accounts participating in Natixis Funds Investment Builder Program prior to May 1, 2005 may continue to make subsequent purchases of $25 or more into those accounts). The reduced minimum initial investment pursuant to an automatic investment plan is referred to in the Prospectus. An Investment Builder application must be completed to open an automatic investment plan and may be obtained by calling the Fund at 800-225-5478 or your investment dealer or by visiting the Fund's website at www.funds.natixis.com.


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   This program is voluntary and may be terminated at any time by the Fund upon notice to existing plan participants. The Investment Builder Program plan may be discontinued at any time by the shareholder upon written notice to the Fund, which must be received at least five business days prior to any payment date. The plan may be discontinued by the Fund at any time without prior notice if any draft is not paid upon presentation; or by written notice to the shareholder at least thirty days prior to any payment date. The Fund is under no obligation to notify shareholders as to the nonpayment of any check.


Retirement Plans and Other Plans Offering Tax Benefits (Classes A and C Shares)


   The federal tax laws provide for a variety of retirement plans offering tax benefits. These plans may be funded with shares of the Fund or with certain other investments. The plans include H.R. 10 (Keogh) plans for self-employed individuals and partnerships, individual retirement accounts (IRAs), corporate pension trust and profit sharing plans, including 401(k) plans, and retirement plans for public school systems and certain tax exempt organizations, i.e., 403(b)(7) plans.

   The minimum initial investment available to retirement plans and other plans offering tax benefits is referred to in the Prospectus. For these plans, initial investments in the Fund must be at least $1,000 for IRAs and Keogh plans using the Natixis Funds prototype document and $500 for Coverdell Education Savings Accounts and at least $100 for any subsequent investments. Plan documents and further information can be obtained from the Distributor.


   Certain retirement plans may also be eligible to purchase Class Y shares. See the Prospectus relating to Class Y shares.

Systematic Withdrawal Plans (Classes A, B and C Shares)


   An investor owning the Fund's shares having a value of $10,000 or more at the current public offering price may establish a Systematic Withdrawal Plan ("Plan") providing for periodic payments of a fixed or variable amount. An investor may terminate the plan at any time. A form for use in establishing such a plan is available from the Boston Financial or your investment dealer. Withdrawals may be paid to a person other than the shareholder if a Medallion signature guarantee is provided. Please consult your investment dealer or the Fund.


   A shareholder under a Plan may elect to receive payments monthly, quarterly, semiannually or annually for a fixed amount of not less than $50 or a variable amount based on (1) the market value of a stated number of shares, (2) a specified percentage of the account's market value or (3) a specified number of years for liquidating the account (e.g., a 20-year program of 240 monthly payments would be liquidated at a monthly rate of 1/240, 1/239, 1/238, etc.). The initial payment under a variable payment option may be $50 or more.


   In the case of shares subject to a CDSC, the amount or percentage you specify may not, on an annualized basis, exceed 10% of the value, as of the time you make the election, of your account with the Fund with respect to which you are electing the Plan. Withdrawals of Class B shares of the Fund under the Plan will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares purchased through the reinvestment of distribution in your account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such Fund in your account. No CDSC applies to redemptions pursuant to the Plan. A redemption fee may apply.


   All shares under the Plan must be held in an open (uncertificated) account. Income dividends and capital gain distributions will be reinvested (without a sales charge in the case of Class A shares) at net asset value determined on the record date.


   Since withdrawal payments represent proceeds from the liquidation of shares, withdrawals may reduce and possibly exhaust the value of the account, particularly in the event of a decline in net asset value. Accordingly, a shareholder should consider whether a Plan and the specified amounts to be withdrawn are appropriate under the circumstances. The Fund and the Distributor make no recommendations or representations in this regard. It may be appropriate for a shareholder to consult a tax adviser before establishing such a plan. See "Redemptions" and "Taxes" below for certain information as to federal income taxes.


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


   It may be disadvantageous for a shareholder to purchase on a regular basis additional Fund shares with a sales charge while redeeming shares under a Plan. Accordingly, the Fund and the Distributor do not recommend additional investments in Class A shares by a shareholder who has a withdrawal plan in effect and who would be subject to a sales load on such additional investments. Natixis Funds may modify or terminate this program at any time.


   Because of statutory restrictions this Plan may not be available to pension or profit-sharing plans, IRAs or 403(b)(7) plans that have State Street Bank as trustee. Different documentation may be required.

Payroll Deduction Program


   The Fund do not offer the Payroll Deduction Plan to new shareholders. Shareholders enrolled in the Payroll Deduction Program prior to May 1, 2005 may continue to participate in the program for the accounts that were included in that enrollment but may not add the program to additional accounts. Employees of Natixis Advisors may continue to participate in the program and may continue to add the program to additional accounts. In order to participate, employees must establish an account that meets the minimum initial investment amount. Subsequent investments through the program must be for a minimum of $50 on a monthly basis.


Dividend Diversification Program


   You may also establish a Dividend Diversification Program, which allows you to have all dividends and any other distributions automatically invested in shares of the same class of another Natixis Fund, subject to the investor eligibility requirements of that other fund and to state securities law requirements. Shares will be purchased at the selected fund's net asset value (without a sales charge or CDSC) on the dividend record date. A dividend diversification account must be registered to the same shareholder as the distributing fund account and, if a new account in the purchased Fund is being established, the purchased Fund's minimum investment requirements must be met. Before establishing a Dividend Diversification Program into any other Natixis Fund, you must obtain and carefully read a copy of that fund's Prospectus.


Exchange Privilege


   A shareholder may exchange the shares of any Fund for shares of the same class of another Natixis Fund, Natixis Cash Management Trust--Money Market Series (the "Money Market Fund") or series of Loomis Sayles Funds I or Loomis Sayles Funds II that offers that class (subject to the investor eligibility requirements, if any, of the fund into which the exchange is being made and any other limits on the sales of or exchanges into that fund) on the basis of relative net asset values at the time of the exchange without any sales charge. An exchange of shares in one fund for shares of another fund is a taxable event on which gain or loss may be recognized. In certain limited circumstances, the Distributor may waive the requirement that shareholders pay the difference between any sales charge already paid on their shares and the higher sales charge of the fund into which they are exchanging at the time of the exchange. When an exchange is made from the Class A, Class B or Class C shares of one fund to the same class of shares of another fund, the shares received by the shareholder in the exchange will have the same age characteristics as the shares exchanged. The age of the shares determines the expiration of the CDSC and, for the Class B shares, the conversion date. As stated above, if you own Class A, Class B or Class C shares, you may also elect to exchange your shares of any fund for shares of the same class of the Money Market Fund. On all exchanges of Class B or C shares subject to a CDSC into the Money Market Fund, the exchange stops the aging period relating to the CDSC, and, for Class B shares only, relating to conversion to Class A shares. The aging period resumes only when an exchange is made back into Classes B and C shares of the Fund. Shareholders may also exchange their shares in the Money Market Fund for shares of the same class of any other Natixis Fund listed below, subject to those fund's eligibility requirements and sales charges. Class C shares in accounts of the Money Market Fund may exchange into Class C shares of a Natixis Fund subject to its CDSC schedule. These options are summarized in the Prospectus. An exchange may be effected, provided that neither the registered name nor address of the accounts is different and provided that a certificate representing the shares being exchanged has not been issued to the shareholder, by (1) a telephone request to the Fund at 800-225-5478 or (2) a written exchange request to the Fund, P.O. Box 219579, Kansas City, MO 64121-9579. You must acknowledge receipt of a current Prospectus for the fund before an exchange for that fund can be effected. The minimum amount for an exchange is the minimum amount to open an account or the total net asset value of your account, whichever is less.

   In certain limited circumstances, accounts participating in wrap fee programs may exchange Class A shares of the Fund for Class Y shares of the same Fund. In order to exchange shares, a representative of the wrap fee


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

program must contact the Distributor in advance and follow the procedures set forth by the Distributor. In addition, all Class A shares held through the specific wrap fee platform must be exchanged for Class Y shares of the same Fund. Shareholders will not be charged any redemption fee or exchange fee as a result of the exchange. The exchange between classes will generally be a non-taxable event to the shareholder.


   All exchanges are subject to the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. The exchange privilege may be exercised only in those states where shares of such funds may be legally sold. The Fund reserves the right to suspend or change the terms of exchanging shares. The Fund and the Distributor reserve the right to refuse or limit any exchange order for any reason, including if the transaction is deemed not to be in the best interests of the Fund's other shareholders or possibly disruptive to the management of the Fund.


   An exchange transaction is a redemption of shares and is subject to the redemption fee policy. See the section "Redemptions" above.


   Agents, general agents, directors and senior officers of New England Financial and its insurance company subsidiaries may, at the discretion of New England Financial, elect to exchange Class A shares of any series of the Trust acquired in connection with deferred compensation plans offered by New England Financial. To obtain a Prospectus and more information about Class Y shares, please call the Distributor toll free at 800-225-5478.


   Before requesting an exchange into any other Natixis Fund, Money Market Fund, or series of Loomis Sayles Funds I or Loomis Sayles Funds II, please read its prospectus carefully. Subject to the applicable rules of the SEC, the Board of Trustees reserves the right to modify the exchange privilege at any time. Except as otherwise permitted by SEC rule, shareholders will receive at least 60 days' advance notice of any material change to the exchange privilege.


   As indicated in its prospectus, the Fund is subject to a redemption fee on exchanges.


Automatic Exchange Plan (Classes A, B and C Shares)


   As described in the Prospectus, a shareholder may establish an Automatic Exchange Plan under which shares of the Fund are automatically exchanged each month for shares of the same class of one or more of the other funds. Registration on all accounts must be identical. The two dates each month on which exchanges may be made are the 15th and 28th (or the first business day thereafter if either the 15th or the 28th is not a business day) until the account is exhausted or until Boston Financial is notified in writing to terminate the plan. Exchanges may be made in amounts of $100 or more. The Service Options Form may be used to establish an Automatic Exchange Plan and is available from Boston Financial or your financial representative.


Broker Trading Privileges

   The Distributor may, from time to time, enter into agreements with one or more brokers or other intermediaries to accept purchase and redemption orders for Fund shares until the close of regular trading on the Exchange (normally, 4:00 p.m. Eastern time on each day that the Exchange is open for trading); such purchase and redemption orders will be deemed to have been received by the Fund when the authorized broker or intermediary accepts such orders; and such orders will be priced using that Fund's net asset value next computed after the orders are placed with and accepted by such brokers or intermediaries. Any purchase and redemption orders received by a broker or intermediary under these agreements will be transmitted daily to the Fund no later than the time specified in such agreement; but, in any event, no later than 9:30 a.m. following the day that such purchase or redemption orders are received by the broker or intermediary.

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

Transcript Requests

   Transcripts of account transactions will be provided, for a fee, at the shareholders request. Transcripts for the current calendar year and the past calendar year will be provided free of charge. Requests for transcripts for periods prior to that will be subject to a fee of $10 per transcript up to a maximum of $75 per account.

Self-Servicing Your Account with Natixis Funds Personal Access Line(R) and Web Site

   Natixis Funds shareholders may access account information, including share balances and recent account activity online, by visiting our Web site at www.funds.natixis.com. Transactions may also be processed online for certain accounts (restrictions may apply). Such transactions include purchases, redemptions and exchanges, and shareholders are automatically eligible for these features. Natixis Funds has taken measures to ensure the security of shareholder accounts, including the encryption of data and the use of personal identification (PIN) numbers. In addition, you may restrict these privileges from your account by calling Natixis Funds at 800-225-5478, or writing to us at P.O. Box 219579, Kansas City, MO 64121-9579. More information regarding these features may be found on our Web site at www.funds.natixis.com.

   Investor activities through these mediums are subject to the terms and conditions outlined in the following Natixis Funds Online and Telephonic Customer Agreement. This agreement is also posted on our Web site. The initiation of any activity through the Natixis Funds Personal Access Line/(R)/ or Web site at www.funds.natixis.com by an investor shall indicate agreement with the following terms and conditions:

            Natixis Funds Online and Telephonic Customer Agreement

NOTE: ACCESSING OR REQUESTING ACCOUNT INFORMATION OR TRANSACTIONS THROUGH THIS SITE CONSTITUTES AND SHALL BE DEEMED TO BE AN ACCEPTANCE OF THE FOLLOWING TERMS AND CONDITIONS.

   The accuracy, completeness and timeliness of all mutual fund information provided is the sole responsibility of the mutual fund company that provides the information. No party that provides a connection between this Web site and a mutual fund or its transfer agency system can verify or ensure the receipt of any information transmitted to or from a mutual fund or its transfer agent, or the acceptance by, or completion of any transaction with, a mutual fund.

   The online acknowledgments or other messages that appear on your screen for transactions entered do not mean that the transactions have been received, accepted or rejected by the mutual fund. These acknowledgments are only an indication that the transactional information entered by you has either been transmitted to the mutual fund, or that it cannot be transmitted. It is the responsibility of the mutual fund to confirm to you that it has received the information and accepted or rejected a transaction. It is the responsibility of the mutual fund to deliver to you a current prospectus, confirmation statement and any other documents or information required by applicable law.

NO TRANSACTION SHALL BE DEEMED ACCEPTED UNTIL YOU RECEIVE A WRITTEN CONFIRMATION FROM THE FUND COMPANY.

   You are responsible for reviewing all mutual fund account statements received by you in the mail in order to verify the accuracy of all mutual fund account information provided in the statement and transactions entered through this site. You are also responsible for promptly notifying the mutual fund of any errors or inaccuracies relating to information contained in, or omitted from, your mutual fund account statements, including errors or inaccuracies arising from the transactions conducted through this site.

TRANSACTIONS ARE SUBJECT TO ALL REQUIREMENTS, RESTRICTIONS AND FEES AS SET FORTH IN THE PROSPECTUS OF THE SELECTED FUND.

THE CONDITIONS SET FORTH IN THIS AGREEMENT EXTEND NOT ONLY TO TRANSACTIONS TRANSMITTED VIA THE INTERNET BUT TO TELEPHONIC TRANSACTIONS INITIATED THROUGH THE NATIXIS FUNDS PERSONAL ACCESS LINE/(R)/

   You are responsible for the confidentiality and use of your personal identification numbers, account numbers, social security numbers and any other personal information required to access the site or transmit telephonically. Any individual that possesses the information required to pass through all security measures will be

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

presumed to be you. All transactions submitted by an individual presumed to be you will be solely your responsibility.

   You agree that Natixis Funds does not have the responsibility to inquire as to the legitimacy or propriety of any instructions received from you or any person believed to be you, and is not responsible or liable for any losses that may occur from acting on such instructions.

   Natixis Funds is not responsible for incorrect data received via the Internet or telephonically from you or any person believed to be you. Transactions submitted over the Internet and telephonically are solely your responsibility and Natixis Funds makes no warranty as to the correctness, completeness, or the accuracy of any transmission. Similarly Natixis Funds bears no responsibility for the performance of any computer hardware, software, or the performance of any ancillary equipment and services such as telephone lines, modems, or Internet service providers.

   The processing of transactions over this site or telephonically will involve the transmission of personal data including social security numbers, account numbers and personal identification numbers. While Natixis Funds has taken reasonable security precautions including data encryption designed to protect the integrity of data transmitted to and from the areas of our Web site that relate to the processing of transactions, we disclaim any liability for the interception of such data.

You agree to immediately notify Natixis Funds if any of the following occurs:

    1. You do not receive confirmation of a transaction submitted via the Internet or telephonically within five (5) business days.

    2. You receive confirmation of a transaction of which you have no knowledge and was not initiated or authorized by you.

    3. You transmit a transaction for which you do not receive a confirmation number.

    4. You have reason to believe that others may have gained access to your personal identification number (PIN) or other personal data.

    5. You notice an unexplained discrepancy in account balances or other changes to your account, including address changes, and banking instructions on any confirmations or statements.

   Any costs incurred in connection with the use of the Natixis Funds Personal Access Line/(R)/ or the Natixis Funds Internet site including telephone line costs and Internet service provider costs are solely your responsibility. Similarly Natixis Funds makes no warranties concerning the availability of Internet services or network availability.

   Natixis Funds reserves the right to suspend, terminate or modify the Internet capabilities offered to shareholders without notice.

YOU HAVE THE ABILITY TO RESTRICT INTERNET AND TELEPHONIC ACCESS TO YOUR ACCOUNTS BY NOTIFYING NATIXIS FUNDS OF YOUR DESIRE TO DO SO.

Written notifications to Natixis Funds should be sent to:

   Natixis Funds
   P. O. Box 219579
   Kansas City, MO 64121-9579

Notification may also be made by calling 800-225-5478 during normal business hours.

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

                                NET ASSET VALUE

   The method for determining the public offering price and net asset value per share is summarized in the Prospectus.


   The total net asset value or "NAV" of each class of shares of the Fund (the excess of the assets of such Fund attributable to such class over the liabilities attributable to such class) is determined at the close of regular trading (normally 4:00 p.m. Eastern time) on each day that the Exchange is open for trading. The Fund does not expect to price its shares on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Equity securities, including closed-end investment companies, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Options, interest rate futures and options thereon that are traded on exchanges are valued at their last sale price as of the close of such exchanges. Securities for which current market quotations are not readily available and all other assets are valued at fair value as determined in good faith by the Board of Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Board. Investments in other open-ended investment companies are valued at their net asset value each day.

   Generally, trading in foreign government securities and other fixed-income securities, as well as trading in equity securities in markets outside the United States, is substantially completed each day at various times prior to the close of the Exchange. Securities traded on a foreign exchange will be valued at their market price on the non-U.S. exchange. The value of other securities principally traded outside the United States will be computed as of the completion of substantial trading for the day on the markets on which such securities principally trade. Securities principally traded outside the United States will generally be valued several hours before the close of regular trading on the Exchange, generally 4:00 p.m. Eastern Time, when the Fund computes the net asset value of their shares. Occasionally, events affecting the value of securities principally traded outside the United States may occur between the completion of substantial trading of such securities for the day and the close of the Exchange, which events will not be reflected in the computation of the Fund's net asset value. If, in the determination of the Board of Trustees or persons acting at their direction, events materially affecting the value of the Fund's securities occur during such period, then these securities may be fair valued at the time the Fund determines its net asset value by or pursuant to procedures approved by the Board of Trustees. When fair valuing their securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time the Fund's net asset value is calculated.

   Because of fair value pricing, securities may not be priced on the basis of quotations from the primary market in which they are traded but rather may be priced by another method that the Board of Trustees believes is more likely to result in a price that reflects fair value. The Fund may also value securities at fair value or estimate their value pursuant to procedures approved by the Board of Trustees in other circumstances such as when


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

extraordinary events occur after the close of the relevant market but prior to the close of the Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets).


   Trading in some of the portfolio securities of some of the Fund takes place in various markets outside the United States on days and at times other than when the Exchange is open for trading. Therefore, the calculation of these Fund's net asset value does not take place at the same time as the prices of many of its portfolio securities are determined, and the value of the Fund's portfolio may change on days when the Fund is not open for business and its shares may not be purchased or redeemed.

   The per share net asset value of a class of the Fund's shares is computed by dividing the number of shares outstanding into the total net asset value attributable to such class. The public offering price of a Class A share of the Fund is the net asset value per share next-determined after a properly completed purchase order is accepted by Boston Financial or State Street Bank, plus a sales charge as set forth in the Fund's Prospectus. The public offering price of a Class B, C or Y shares of the Fund is the next-determined net asset value.


                             REDUCED SALES CHARGES


   The following special purchase plans are summarized in the Prospectuses and are described in greater detail below. Investors should note that in many cases, the broker, and not the Fund, is responsible for ensuring that the investor receives current discounts.


   If you invest in Class A shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure you obtain the proper "breakpoint" discount. In order to reduce your sales charge, it will be necessary at the time of purchase to inform the Distributor and your financial intermediary, in writing, of the existence of other accounts in which there are holdings eligible to be aggregated to meet sales load breakpoints. If the Distributor is not notified that you are eligible for a reduced sales charge, the Distributor will be unable to ensure that the reduction is applied to the investor's account. You may be required to provide certain records and information, such as account statements, with respect to all of your accounts which hold Fund shares, including accounts with other financial intermediaries, and your family members' and other related parties' accounts, in order to verify your eligibility for the reduced sales charge.

Cumulative Purchase Discount


   The Fund shareholder may make an initial or an additional purchase of Class A shares and be entitled to a discount on the sales charge payable on that purchase. This discount will be available if the shareholder's "total investment" in the Fund reaches the breakpoint for a reduced sales charge in the table under "How Sales Charges Are Calculated--Class A shares" in the Class A, B and C Prospectus. The total investment is determined by adding the amount of the additional purchase, including sales charge, to the current public offering price of all series and classes of shares of the Natixis Funds held by the shareholder in one or more accounts. If the total investment exceeds the breakpoint, the lower sales charge applies to the entire additional investment even though some portion of that additional investment is below the breakpoint to which a reduced sales charge applies. For example, if a shareholder who already owns shares of one or more Fund or other of the Natixis Funds with a value at the current public offering price of $30,000 makes an additional purchase of $20,000 of Class A shares of another Fund or Natixis Fund, the reduced sales charge of 4.5% of the public offering price will apply to the entire amount of the additional investment.


Letter of Intent


   A Letter of Intent (a "Letter"), which can be effected at any time, is a privilege available to investors that reduces the sales charge on investments in Class A shares. Ordinarily, reduced sales charges are available for single purchases of Class A shares only when they reach certain breakpoints (e.g., $25,000, $100,000, etc.). By signing a Letter, a shareholder indicates an intention to invest enough money in Class A shares within 13 months to reach a breakpoint. If the shareholder's intended aggregate purchases of all series and classes of the Trust and other Natixis Funds over a defined 13-month period will be large enough to qualify for a reduced sales charge, the shareholder may invest the smaller individual amounts at the public offering price calculated using the sales load applicable to the 13-month aggregate investment.

   A Letter is a non-binding commitment, the amount of which may be increased, decreased or canceled at any time. The effective date of a Letter is the date it is received in good order by the Fund's transfer agency.

   A reduced sales charge is available for aggregate purchases of all series and classes of shares of the Trust pursuant to a written Letter effected within 90 days after any purchase. In the event the account was established prior to 90 days before the effective date of the Letter, the account will be credited with the Rights of Accumulation ("ROA") towards the breakpoint level that will be reached upon the completion of the 13 months' purchases. The ROA credit is the value of all shares held as of the effective dates of the Letter based on the "public offering price computed on such date."

   The cumulative purchase discount, described above, permits the aggregate value at the current public offering price of Class A shares of any account with the Trust held by a shareholder to be added to the dollar amount of the intended investment under a Letter, provided the shareholder lists them on the account application.

   The Fund's transfer agent will hold in escrow shares with a value at the current public offering price of 5% of the aggregate amount of the intended investment. The amount in escrow will be released when the commitment stated in the Letter is completed. If the shareholder does not purchase shares in the amount indicated in the Letter, the shareholder agrees to remit to the Fund's transfer agent the difference between the sales charge actually paid and that which would have been paid had the Letter not been in effect, and authorizes the Fund's transfer agent to redeem escrowed shares in the amount necessary to make up the difference in sales charges. Reinvested dividends and distributions are not included in determining whether the Letter has been completed.


Combining Accounts

   For purposes of determining the sales charge applicable to a given purchase, a shareholder may elect to combine the purchase and the shareholder's total investment (calculated at the current public offering price) in all series and classes of the Natixis Funds (excluding the Money Market Fund, unless the shares were purchased through an exchange with another Natixis Fund) with the purchases and total investment of the shareholder's spouse, parents, children, siblings, grandparents, grandchildren, and in-laws of those previously mentioned, single trust estates, individual fiduciary accounts and sole proprietorships or any other group of individuals acceptable to the Distributor. If the combined value of the purchases and total investments exceed a sales charge breakpoint as disclosed in the Prospectus, the lower sales charge applies to the entire amount of the purchase, even though some portion of that investment is below the breakpoint to which a reduced sales charge applies.

   For certain retirement plans, the Distributor may, in its discretion, combine the purchases and total investment of all qualified participants in the same retirement plan for purposes of determining the availability of a reduced sales charge.

   Purchases and total investments of individuals may not be combined with purchases and total investments of the retirement plan accounts described in the preceding paragraph for the purpose of determining the availability of a reduced sales charge. Only the purchases and total investments in tax-qualified retirement plans or other employee benefit plans in which the shareholder is the sole participant may be combined with individual accounts for purposes of determining the availability of a reduced sales charge.

Combining with Other Series and Classes of the Natixis Funds.


   A shareholder's total investment for purposes of the cumulative purchase discount includes the value at the current public offering price of any shares of series and classes of the Trust and other Natixis Funds that the shareholder owns (which excludes shares of the Money Market Fund unless such shares were purchased by exchanging shares of any other Natixis Fund). Shares owned by persons described in the first paragraph under "Combining Accounts" above may also be included.


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Clients of the Adviser


   Investment advisory clients of Loomis Sayles may invest in Class Y shares of the Fund below minimums stated in the Class Y Prospectus. No front-end sales charge or CDSC applies to investments of $25,000 or more in Class A shares of the Fund by (1) clients of an adviser to any series of the Trust or another Natixis Fund; any director, officer or partner of a client of an adviser to any series of the Trust or another Natixis Fund; or the spouse, parents, children, siblings, in-laws, grandparents or grandchildren of the foregoing; (2) any individual who is a participant in a Keogh or IRA Plan under a prototype of an adviser to any series of the Trust or another Natixis Fund if at least one participant in the plan qualifies under category (1) above; and (3) an individual who invests through an IRA and is a participant in an employee benefit plan that is a client of an adviser to any series of the Trust or another Natixis Fund. Any investor eligible for this arrangement should so indicate in writing at the time of the purchase. In addition, the front-end sales charge or CDSC may be waived for investments in Class A shares, for Fund that do not offer Class Y shares, by clients of an adviser to any series of the Trust or another Natixis Fund.


Eligible Governmental Authorities


   There is no sales charge or CDSC related to investments in Class A shares by any state, county or city or any instrumentality, department, authority or agency thereof that has determined that the Fund is a legally permissible investment and that is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of any registered investment company.


Investment Advisory Accounts

   Class A shares of any Fund may be purchased at net asset value by investment advisers, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisers, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment adviser, financial planner or other intermediary on the books and records of the broker or agent; and retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Sections 401(a), 403(b), 401(k) and 457 of the Code and "rabbi trusts." Investors may be charged a fee if they effect transactions through a broker or agent.

Certain Broker-Dealers and Financial Services Organizations


   Class A shares of any Fund also may be purchased at net asset value through certain broker-dealers and/or financial services organizations without any transaction fee. Such organizations may also receive compensation paid by Natixis Advisors, or its affiliates out of their own assets (as described above under "Distribution Agreement and Rule 12b-1 Plan"), and/or be paid indirectly by the Fund in the form of servicing, distribution or transfer agent fees.


Certain Retirement Plans


   Class A shares of the Fund are available at net asset value for investments by participant-directed 401(a) and 401(k) plans that have $1 million or more in total plan assets or 100 or more eligible employees or by retirement plans whose third party administrator or dealer has entered into a service agreement with the Distributor and which may be subject to certain operational and minimum size requirements specified from time to time by the Distributor. The Distributor may pay compensation to such third party administrators or dealers. This compensation may be paid indirectly by the Fund in the form of service and/or distribution fees.


Bank Trust Departments or Trust Companies


   Class A shares of the Fund are available at net asset value for investments by non-discretionary and non-retirement accounts of bank trust departments or trust companies, but are unavailable if the trust department or institution is part of an organization not principally engaged in banking or trust activities.


The reduction or elimination of the sales charges in connection with special purchase plans described above reflects the absence or reduction of expenses associated with such sales.

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

                                     TAXES

In General


   As described in the Prospectuses, it is the policy of the Fund to pay its shareholders, as dividends, substantially all net investment income and to distribute annually all net realized long-term capital gains, if any, after offsetting any capital loss carryovers.

   Ordinary income dividends and capital gain distributions are payable in full and fractional shares of the relevant class of the Fund based upon the net asset value determined as of the close of the Exchange on the record date for each dividend or distribution. Shareholders, however, may elect to receive their ordinary income dividends or capital gain distributions, or both, in cash. The election may be made at any time by submitting a written request directly to Natixis Funds. In order for a change to be in effect for any dividend or distribution, it must be received by Natixis Funds on or before the record date for such dividend or distribution.


   If you elect to receive your dividends in cash and the dividend checks sent to you are returned "undeliverable" to the Fund or remain uncashed for six months, your cash election will automatically be changed and your future dividends will be reinvested. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

   As required by federal law, detailed federal tax information will be furnished to each shareholder for each calendar year on or before January 31st of the succeeding year.


Taxation of the Fund

   The Fund intends to elect to be treated and qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify, the Fund must, among other things, (i) derive at least 90% of its gross income in each taxable year from (a) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and (b) net income derived from interest in qualified publicly traded partnerships;
(ii) diversify its holdings so that at the end of each fiscal quarter, (a) at least 50% of the value of its total assets consists of cash, U.S. government securities, securities of other regulated investment companies, and other securities limited generally, with respect to any one issuer, to no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund's total assets is invested (1) in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses, or (2) in the securities of one or more qualified publicly traded partnerships; and (iii) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year.

   In general, for purposes of the 90% gross income requirement described in section (i) of the previous paragraph, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (a "QPTP") (defined as a partnership (x) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (y) that derives less than 90% of its income from the qualifying income described in section (i)(a) of the prior paragraph) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a QPTP. For purposes of paragraph (ii) of previous paragraph, the term "outstanding voting securities of such issuer" will include the equity securities of a QPTP qualified publicly traded partnership. In addition, for purposes of meeting the diversification requirement in section (ii) of the prior paragraph, in the case of the Fund's investment in loan participations, the Fund shall treat both the intermediary and the issuer of the underlying loan as an issuer.

   To the extent that it qualifies for treatment as a regulated investment company, the Fund will not be subject to federal income tax on income distributed to its shareholders in a timely manner in the form of dividends (including Capital Gain Dividends, as defined below). If the Fund were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.


   The Fund intend to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction). If the Fund does retain any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. The Funds also intend to distribute annually all net capital gain. If the Fund does retain any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gains, their shares of such undistributed amount, and
(ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder's gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain, to elect to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

   A nondeductible excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31st plus undistributed amounts from prior years. For these purposes, the Fund will be treated as having distributed any amount for which it is subject to income tax. The Fund intends to make distributions sufficient to avoid imposition of the excise tax, although there can be no assurance that it will be able to do so.


Taxation of Fund Distributions


   For federal income tax purposes, distributions of investment income are generally taxable as ordinary income to the extent of the Fund's earnings and profits. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends ("Capital Gain Dividends") will be taxable as long-term capital gains. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income.

   Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price the shareholder paid). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares. Any gain resulting from the sale or exchange of Fund shares generally will be taxable as capital gains. Distributions declared and payable by the Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31st of the year in which declared rather than the calendar year in which they were received.


   Long-term capital gain rates applicable to individuals have been temporarily reduced - in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets - for taxable years beginning on or before December 31, 2010.


   For taxable years beginning on or before December 31, 2010, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by the Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, on the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date),
(2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or
(b) treated as a passive foreign investment company. Income derived from investments in fixed-income securities and REITs are not eligible for treatment as qualified dividend income.


   In general, distributions of investment income designated by the Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to such Fund's shares. In any event, if the aggregate qualified dividends received by the Fund during any taxable year are 95% or more of its gross income, excluding net long-term capital gain over net short-term capital loss, then 100% of the Fund's dividends (other than properly designated Capital Gain Dividends) will be eligible to be treated as qualified dividend income.

   If the Fund makes a distribution in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder's tax basis in his or her shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder's basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of such shares.


Sale or Redemption of Shares

   The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Fund shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other substantially identical shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Passive Foreign Investment Companies


   Funds that invest in foreign securities may own shares in certain foreign investment entities, referred to as "passive foreign investment companies" ("PFICs"). In order to avoid U.S. federal income tax on distributions received from a PFIC, and an additional charge on a portion of any "excess distribution" from such companies or gain from the disposition of such shares, the Fund may elect to "mark-to-market" annually its investments in such entities and to distribute any resulting net gain to shareholders. Such gains are taxed as ordinary income. Each Fund may also elect to treat the PFIC as a "qualified electing fund" (a "QEF election"), in which case the Fund would be required to include its share of the company's income and net capital gains annually, regardless of whether it receives distributions from the company. The QEF and mark-to-market elections may require the Fund to sell securities it would have otherwise continued to hold in order to make distributions to shareholders to avoid any Fund-level tax. Income from investments in PFICs generally will not qualify for treatment as qualified dividend income.


Foreign Taxes


   Funds that invest in foreign securities may be liable to foreign governments for taxes relating primarily to investment income or capital gains on foreign securities in the Fund's portfolio. The Fund may in some circumstances be eligible to, and in its discretion may, make an election under the Code that would allow Fund shareholders who are U.S. citizens or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return for their pro rata portion of qualified taxes paid by that Fund to foreign countries in respect of foreign securities held at least a minimum period specified in the Code. If the Fund makes the election, the amount of each shareholder's distribution reported on the information returns filed by the Fund with the IRS must be increased by the amount of the shareholder's portion of the Fund's foreign tax paid. A shareholder's ability to claim all or a part of a foreign tax credit or deduction in respect of foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code.


Foreign Currency Transactions

   Transactions in foreign currencies, foreign-currency denominated debt obligations and certain foreign currency options, futures contracts, and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Financial Products


   Securities loans may or may not be structured in a manner to preserve qualified dividend income treatment on dividends paid with respect to the securities lent. The Fund may receive substitute payments (instead of the dividend) that will not be eligible for treatment as qualified dividend income, taxed at the rate applicable to long-term capital gains).

Options, Futures, Forward Contracts and Swap Agreements

   The Fund may purchase or sell (write) options. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are recognized when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option. If a call option written by the Fund is exercised and the Fund sells or delivers the underlying stock, the Fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the Fund minus (b) the Fund's basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If a put option written by the Fund is exercised and the Fund purchases the underlying stock, that purchase does not give rise to any gain or loss at that time; the Fund's basis in the stock will generally equal the exercise ("strike") price of the put option reduced by the premium the Fund received for writing the option. The gain or loss with respect to any termination of the Fund's obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock will be short-term gain or loss. Thus, if an option written by the Fund expires unexercised, the Fund generally will recognize short-term gain equal to the premium received.

   The Fund may write covered call options, which in turn may trigger the federal income tax straddle rules of Section 1092 of the Code, requiring that losses be deferred and holding periods be terminated on offsetting positions in options and stocks deemed to constitute substantially similar or related property. Options that are not "deep in the money" may give rise to qualified covered calls, which generally are not subject to the straddle rules; the holding period on stock underlying qualified covered calls that are "in the money" although not "deep in the money" will be suspended while such calls are outstanding. Thus, the straddle rules and the rules governing qualified covered calls could cause gains that would otherwise constitute long-term capital gains to be treated as short-term capital gains, and distributions that would otherwise constitute "qualified dividend income" to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income.

   The tax treatment of certain futures contracts which may entered into by the Fund as well as listed non-equity options which may be written or purchased by the Fund on U.S. exchanges (including options on futures contracts, equity indices and debt securities) may be governed by section 1256 of the Code ("section 1256 contracts"). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses ("60/40"), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by the Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

   To the extent such investments are permissible for the Fund, the Fund's transactions in options, futures contracts, hedging transactions, forward contracts, swaps, structured notes, straddles and foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, swap agreements, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, to defer losses to the Fund, to cause adjustments in the holding periods of the Fund's securities, to convert long-term capital gains into short-term capital gains and to convert short-term capital losses into long-term capital losses. These rules, therefore, could affect the amount, timing and character of distributions to shareholders. The Fund will monitor its transactions, will make appropriate tax elections and will make appropriate entries in its books and records in order to mitigate the effect of these rules.

   To the extent such investments are permissible, certain of the Fund's transactions in derivative instruments (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments, and in connection with the Fund's hedging activities) are likely to produce a difference between its book income and its taxable income. If a Fund's book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If the Fund's book income is less than taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment. The Fund may be limited in its ability to invest in certain derivative instruments, including structured notes, by its intention to qualify as a regulated investment company under Subchapter M of the Code.

Securities Issued or Purchased at a Discount and Payment-in-Kind Securities

   The Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require that Fund to accrue and distribute income net yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

   In addition, payment-in-kind securities will give rise to income which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.


Real Estate Investment Trusts

   The Fund's investments in REIT equity securities may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make required distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold (including when it is not advantageous to do so). The Fund's investments in REIT equity securities may at other times result in the Fund's receipt of cash in excess of the REIT's earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes. Income from REIT securities generally will not be eligible for treatment as qualified dividend income.


Tax-Exempt Shareholders


   Under current law, a regulated investment company ("RIC") generally serves to "block" (that is, prevent the attribution to shareholders of) unrelated business taxable income ("UBTI") from being realized by its tax-exempt shareholders. Nonetheless, a tax-exempt shareholder (other than a charitable remainder trust) may realize UBTI by virtue of its investments in the Fund if
(i) the Fund invests in REITs that hold residual interests in real estate mortgage investment conduits (REMICs); or (ii) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

   Under recent IRS guidance, if a charitable remainder trust (as defined in section 664 of the Code) realizes any UBTI, it must pay an excise tax annually of an amount equal to such UBTI. However, also under recent guidance, charitable remainder trust will not realize UBTI solely by virtue of its investments in the Fund which in turn invests in REITs that hold REMICs or taxable mortgage pools ("TMPs". Rather, if the charitable remainder trust is a shareholder in such the Fund, which recognizes "excess inclusion income," then the Fund will be subject to a tax on that portion of its "excess inclusion income" allocable to the charitable remainder trust. To the extent permitted under the 1940 Act, the Fund may elect to specially allocate any such tax to the applicable charitable remainder trust, and thus reduce such shareholder's distributions for the year by the amount of the tax that relates to such shareholder's interest in the Fund.


Backup Withholding


   The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number ("TIN"), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding rules may also apply to distributions that are properly designated as exempt-interest dividends. If you are a tax-exempt shareholder, however, these backup withholding rules will not apply so long as you furnish the Funds with an appropriate certification. The backup withholding tax rate is 28% for amounts paid through 2010. The backup withholding tax rate will be 31% for amounts paid after December 31, 2010.

Non-U.S. Shareholders

   In general, dividends (other than Capital Gain Dividends) paid by the Fund to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "Foreign Person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a Foreign Person directly, would not be subject to withholding. However, effective for taxable years of the Fund beginning before January 1, 2008, the Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a Foreign Person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the Foreign Person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the Foreign Person and the Foreign Person is a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by the

Fund, and (ii) with respect to distributions (other than distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund. Depending on the circumstances, the Fund may make such designations with respect to all, some, or none of its potentially eligible dividends and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. Pending legislation would extend the exemptions from withholding for interest-related distributions and short-term capital gain distributions for one year. At the time of this filing, it is unclear whether the legislation will be enacted.

   In order to qualify for this exemption from withholding, a foreign person will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if the Fund makes a designation with respect to a payment. Foreign Persons should contact their intermediaries with respect to the application of these rules to their accounts.

   If a beneficial holder who is a Foreign Person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

   Under U.S. federal tax law, a beneficial holder of shares who is a Foreign Person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met.

   The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions.


Other Tax Matters


   Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of shares of the Fund as an investment through such plans and the precise effect of an investment on their particular tax situation.


   Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state, local and, where applicable, foreign taxes.

   The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the backup withholding tax rates described above (or a reduced rate of withholding provided by treaty).


   If a shareholder recognizes a loss with respect to the Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

                            PERFORMANCE INFORMATION

Yield and Total Return


   The Fund may advertise the yield of each class of its shares. The Fund's yield will vary from time to time depending upon market conditions, the composition of its portfolio and operating expenses of the relevant Trust allocated to the Fund. These factors, possible differences in the methods used in calculating yield and the tax exempt status of distributions should be considered when comparing the Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Fund's shares and to the relative risks associated with the investment objectives and policies of the Fund. Yields do not take into account any applicable sales charges or CDSC. Yield may be stated with or without giving effect to any expense limitations in effect for the Fund. For those funds that present yields reflecting an expense limitation or waiver, its yield would have been lower if no limitation or waiver were in effect. Yields and total returns will generally be higher for Class A shares than for Class B and Class C shares of the same Fund, because of the higher levels of expenses borne by the Class B and Class C shares. Because of its lower operating expenses, Class Y shares of the Fund can be expected to achieve a higher yield and total return than the same Fund's Classes A, B and C shares.

   The Fund may also present one or more distribution rates for each class in its sales literature. These rates will be determined by annualizing the class's distributions from net investment income and net short-term capital gain over a recent 12-month, 3-month or 30-day period and dividing that amount by the maximum offering price or the net asset value. If the net asset value, rather than the maximum offering price, is used to calculate the distribution rate, the rate will be higher.


   At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.


   Investors in the Funds are specifically advised that share prices, expressed as the net asset values per share, will vary just as yield will vary. An investor's focus on the yield of the Fund to the exclusion of the consideration of the share price of that Fund may result in the investor's misunderstanding the total return he or she may derive from the Fund.


                             FINANCIAL STATEMENTS


   The financial statements, financial highlights and the reports of the Independent Registered Public Accounting Firm included in the Fund's annual reports dated September 30, 2007, are also incorporated herein by reference to such reports. The Fund's annual and semiannual reports are available upon request and without charge. The Fund will send a single copy of its annual and semiannual report to an address at which more than one shareholder of record with the same last name has indicated that mail is to be delivered. Shareholders may request additional copies of any annual or semiannual report by telephone at 800-225-5478 or by writing to the Fund at: 399 Boylston Street, Boston, Massachusetts 02116 or by visiting the Fund's website at www.funds.natixis.com. The annual and semiannual reports are also available on-line at the SEC's website at www.sec.gov.

                                                                     APPENDIX A

                       DESCRIPTION OF SECURITIES RATINGS


   Certain of the Funds make use of average portfolio credit quality standards to assist institutional investors whose own investment guidelines limit their investments accordingly. In determining the Fund's overall dollar-weighted average quality, unrated securities are treated as if rated, based on the adviser's view of their comparability to rated securities. The Fund's use of average quality criteria is intended to be a guide for those investors whose investment guidelines require that assets be invested according to comparable criteria. Reference to an overall average quality rating for the Fund does not mean that all securities held by the Fund will be rated in that category or higher. The Fund's investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody's, S&P or Fitch or, if unrated, determined by the adviser to be of comparable quality). The percentage of the Fund's assets invested in securities in a particular rating category will vary. Following is a description of Moody's, S&P's and Fitch's ratings applicable to fixed-income securities.


Moody's Investors Service, Inc.

   Corporate and Municipal Bond Ratings

   Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

   Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

   A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.

   Baa: Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

   Ba: Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

   B: Obligations rated B are considered speculative and are subject to high credit risk.

   Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

   Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

   C: Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

   Moody's bond ratings, where specified, are applicable to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year. Obligations relying upon support mechanisms such as letter-of-credit and bonds of indemnity are excluded unless explicitly rated. Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located.

   Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's Sovereign Rating for Bank Deposits. Such branch obligations are rated at the lower of the bank's rating or Moody's Sovereign Rating for the Bank Deposits for the country in which the branch is located. When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

   Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or a valid senior obligation of a rated issuer.

   Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Corporate Short-Term Debt Ratings

   Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

   Moody's employs the following three designations, all judged to be investment-grade, to indicate the relative repayment ability of rated issuers:

   P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

   P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

   P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

   NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor's Ratings Services

   Issue Credit Rating Definitions

   A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations or a specific financial program (including ratings on medium term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

   Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

   Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days, including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

   Issue credit ratings are based, in varying degrees, on the following considerations: likelihood of payment--capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

   The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly to the category definition.

Corporate and Municipal Bond Ratings

   Investment-Grade

   AAA: An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

   AA: An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

   A: An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

   BBB: An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

   Speculative Grade

   Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

   BB: An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

   B: An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

   CCC: An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

   CC: An obligation rated 'CC' is currently highly vulnerable to nonpayment.

   C: A subordinated debt or preferred stock obligation rated 'C' is currently highly vulnerable to nonpayment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A 'C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

   CI: The rating CI is reserved for income bonds on which no interest is being paid.

   D: An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

   Plus (+) or Minus (-): The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

   pr: The letters 'pr' indicate that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

   r: The 'r' modifier was assigned to securities containing extraordinary risks, particularly market risks, which are not covered in the credit rating. The absence of an 'r' modifier should not be taken as an indication that an obligation will not exhibit extraordinary non-credit related risks. Standard & Poor's discontinued the use of the 'r' modifier for most obligations in June 2000 and for the balance of obligations (mainly structured finance transactions) in November 2002.

   NR: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

   Commercial Paper Rating Definitions

   A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from 'A' for the highest quality obligations to 'D' for the lowest. These categories are as follows:

   A-1: This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

   A-2: Capacity for a timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated 'A-1'.

   A-3: Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying higher designations.

   B: Issues rated 'B' are regarded as having only speculative capacity for timely payment.

   C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

   D: Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will made during such grace period.

   A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment on market price or suitability for a particular investor. The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

Fitch Investor Services, Inc

Credit Ratings

Fitch's credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Credit ratings are used by investors as indications of the likelihood of receiving their money back in accordance with the terms on which they invested. Fitch's credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

The use of credit ratings defines their function: "investment grade" ratings (international Long-term 'AAA' to 'BBB-' categories; Short-term 'F1' to'F3') indicate relatively low to moderate credit risk, while those in the "speculative" or "non investment grade" categories (international Long-term 'BB+' to 'D'; Short-term 'B' to 'D') either signal a higher level of credit risk or that a default has already occurred. Credit ratings express risk in relative rank order, which is to say they are ordinal measures of credit risk and are not predictive of a specific frequency of default or loss.

Depending on their application, credit ratings address benchmark measures of probability of default as well relative expectations of loss given default. For example, issuers are typically assigned Issuer Default Ratings that are relative measures of default probability. Similarly, short-term credit ratings give primary consideration to the likelihood that obligations will be met on a timely basis. Securities, however, are rated taking into consideration probability of default and loss given default. As a result, for entities such as corporations security ratings may be rated higher, lower or the same as the issuer rating to reflect expectations of the security's relative recovery prospects, as well as differences in ability and willingness to pay. While recovery analysis plays an important role throughout the ratings scale, it becomes a more critical consideration for below investment-grade securities and obligations, particularly at the lower end of the non-investment-grade ratings scale where Fitch often publishes actual Recovery Ratings, that are complementary to the credit ratings.

Structured finance ratings typically are assigned to each individual security or tranche in a transaction, and not to an issuer. Each structured finance tranche is rated on the basis of various stress scenarios in combination with its relative seniority, prioritization of cash flows and other structural mechanisms.

International Long-Term Credit Ratings

International Long-Term Credit Ratings (LTCR) may also be referred to as Long-Term Ratings. When assigned to most issuers, it is used as a benchmark measure of probability of default and is formally described as an Issuer Default Rating (IDR). The major exception is within Public Finance, where IDRs will not be assigned as market convention has always focused on timeliness and does not draw analytical distinctions between issuers and their underlying obligations. When applied to issues or securities, the LTCR may be higher or lower than the issuer rating (IDR) to reflect relative differences in recovery expectations.

The following rating scale applies to foreign currency and local currency ratings:

Investment Grade

AAA

Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA



Very high credit quality. 'AA' ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality. 'A' ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB

Good credit quality. 'BBB' ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.
Speculative Grade

BB

Speculative

'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B

Highly speculative

   For issuers and performing obligations, 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

   For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of 'RR1' (outstanding).

CCC

   For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

   For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of 'RR2' (superior), or 'RR3' (good) or 'RR4' (average).

CC

   For issuers and performing obligations, default of some kind appears probable.

   For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of 'RR4' (average) or 'RR5' (below average).

C

   For issuers and performing obligations, default is imminent.

   For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of 'RR6' (poor).

RD

Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D

Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

-failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation; - the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor; or--the distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

Issuers will be rated 'D' upon a default. Defaulted and distressed obligations typically are rated along the continuum of 'C' to 'B' ratings categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation's documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the 'B' or 'CCC-C' categories.

Default is determined by reference to the terms of the obligations' documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation's documentation, or where it believes that default ratings consistent with Fitch's published definition of default are the most appropriate ratings to assign.

International Short-Term Credit Ratings

The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for US public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1

Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2

Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3

Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

B

Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

C

High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

RD

Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other obligations.

D

Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Notes to International Long-Term and Short-Term ratings:

The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-term rating category, to categories below 'CCC', or to Short-term ratings other than 'F1.' (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for a potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

Rating Outlook: An Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are 'stable' could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch Ratings may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

Program ratings (such as the those assigned to MTN shelf registrations) relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e. those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

Variable rate demand obligations and other securities which contain a short-term 'put' or other similar demand feature will have a dual rating, such as AAA/F1+. The first rating reflects the ability to meet long-term principal and interest payments, whereas the second rating reflects the ability to honor the demand feature in full and on time.

Interest Only

Interest Only ratings are assigned to interest strips. These ratings do not address the possibility that a security holder might fail to recover some or all of its initial investment due to voluntary or involuntary principal repayments.

Principal Only

Principal Only ratings address the likelihood that a security holder will receive their initial principal investment either before or by the scheduled maturity date.

Rate of Return

Ratings also may be assigned to gauge the likelihood of an investor receiving a certain predetermined internal rate of return without regard to the precise timing of any cash flows.

'PIF'

Paid-in -Full; denotes a security that is paid-in-full, matured, called, or refinanced.
'NR' indicates that Fitch Ratings does not rate the issuer or issue in question. 'Withdrawn': A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced, or for any other reason Fitch Ratings deems sufficient.

                                                       Registration Nos. 2-98326
                                                                       811-04323

                              NATIXIS FUNDS TRUST I
                     (FORMERLY, IXIS ADVISOR FUNDS TRUST I)
                                     PART C
                                OTHER INFORMATION

Item 23. Exhibits

(a)               Articles of Incorporation.

     (1) The Registrant's Third Amended and Restated Agreement and Declaration of Trust dated June 2, 2005 (the "Agreement and Declaration") is incorporated by reference to exhibit (a)(1) to post-effective amendment ("PEA") No. 62 to the initial registration statement ("Registration Statement") filed on August 18, 2005.

(b)               By-Laws.

     (1) The Registrant's Amended and Restated By-Laws dated June 2, 2005 (the "By-laws") are incorporated by reference to exhibit
                  (b)(1) to PEA No. 62 to the Registration Statement filed on August 18, 2005.

(c)               Instruments Defining Rights of Security Holders.

     (1) Rights of shareholders are described in Article III, Section 6 of the Agreement and Declaration is incorporated by reference to exhibit (a)(1) to PEA No. 62 to the Registration Statement filed on August 18, 2005.

(d)               Investment Advisory Contracts.

     (1) (i) Advisory Agreement dated December 31, 2004 between the Registrant on behalf of CGM Advisor Targeted Equity Fund and Capital Growth Management Limited Partnership ("CGM") is incorporated by reference to exhibit (d)(1)(i) to PEA No. 59 to the Registration Statement filed on January 28, 2005.

         (ii) Advisory Agreement dated October 30, 2000 between Registrant on behalf of Westpeak 130/30 Growth Fund (formerly Westpeak Capital Growth Fund) and Natixis Asset Management Advisors, L.P. (formerly IXIS Asset Management Advisors, L.P.) ("Natixis Advisors") is incorporated by reference to exhibit (d)(2)(i) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

         (iii) Advisory Agreement dated October 30, 2000 between Registrant on behalf of Natixis U.S. Diversified Portfolio (formerly IXIS U.S. Diversified Portfolio) and Natixis Advisors is incorporated by reference to exhibit (d)(2)(iv) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

         (iv) Addendum dated June 1, 2001 to Advisory Agreement dated October 30, 2000 between Registrant on behalf of Natixis U.S. Diversified Portfolio and Natixis Advisors is incorporated by reference to exhibit (d)(2)(v) to PEA No. 45 to the Registration Statement filed on July 30, 2001.

         (v) Addendum dated May 1, 2004 to Advisory Agreement dated October 30, 2000 between Registrant on behalf of Natixis U.S. Diversified Portfolio and Natixis Advisors is incorporated by reference to exhibit (d)(1)(v) to PEA No. 63 to the Registration Statement filed on October 31, 2005.

         (vi) Addendum dated July 1, 2005 to Advisory Agreement dated October 30, 2000 between Registrant on behalf of Natixis U.S. Diversified Portfolio and Natixis Advisors is incorporated by reference to exhibit (d)(1)(v) to PEA No. 62 to the Registration Statement filed on August 18, 2005.

         (vii) Advisory Agreement dated October 30, 2000 between Registrant on behalf of Hansberger International Fund and Natixis Advisors is incorporated by reference to exhibit (d)(2)(vi) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

         (viii) Addendum dated March 1, 2004 to Advisory Agreement dated October 30, 2000 between Registrant on behalf of Hansberger International Fund and Natixis Advisors is incorporated by reference to PEA No. 57 to the Registration Statement filed on April 29, 2004.

         (ix) Advisory Agreement dated September 1, 2003 between Registrant on behalf of Loomis Sayles Core Plus Bond Fund and Loomis, Sayles & Company, L.P. ("Loomis Sayles") is incorporated by reference to exhibit (d)(2)(viii) to PEA No. 54 to the Registration Statement filed on November 28, 2003.

         (x) Advisory Agreement dated October 30, 2000 between Registrant on behalf of Vaughan Nelson Small Cap Value Fund and Natixis Advisors is incorporated by reference to exhibit (d)(2)(xi) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

         (xi) Addendum dated March 1, 2004 to Advisory Agreement dated October 30, 2000 between Registrant on behalf of Vaughan Nelson Small Cap Value Fund and Natixis Advisors is incorporated by reference to PEA No. 57 to the Registration Statement filed on April 29, 2004.

         (xii) Advisory Agreement dated November 1, 2005 between Registrant on behalf of Natixis Income Diversified Portfolio (formerly IXIS Income Diversified Portfolio) and Natixis Advisors is incorporated by reference to exhibit (d)(1)(xiii) to PEA No. 64 to the Registration Statement filed on January 30, 2006.

     (2) (i) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of Westpeak 130/30 Growth Fund, Natixis Advisors and Westpeak Global Advisors, L.P. ("Westpeak") is incorporated by reference to exhibit (d)(3)(i) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

         (ii) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of Natixis U.S. Diversified Portfolio (Small Cap Value segment), Natixis Advisors and Loomis Sayles is incorporated by reference to exhibit (d)(3)(iv) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

         (iii) Amendment No. 1 dated June 1, 2001 to Sub-advisory Agreement dated October

                  30, 2000 among Registrant on behalf of Natixis U.S. Diversified Portfolio (Small Cap Value segment), Natixis Advisors and Loomis Sayles is incorporated by reference to exhibit (d)(3)(vi) to PEA No. 45 to the Registration Statement filed on July 30, 2001.

         (iv) Amendment No. 2 dated July 1, 2005 to Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of Natixis U.S. Diversified Portfolio (Small Cap Value segment), Natixis Advisors and Loomis Sayles is incorporated by reference to exhibit (d)(3)(4) to PEA No. 62 to the Registration Statement filed on August 18, 2005.

         (v) Sub-advisory Agreement dated May 18, 2001 among Registrant on behalf of Natixis U.S. Diversified Portfolio (Mid Cap Growth segment), Natixis Advisors and Loomis Sayles is incorporated by reference to exhibit (d)(3)(vii) to PEA No. 45 to the Registration Statement filed on July 30, 2001.

         (vi) Amendment No. 1 dated June 1, 2001 to Sub-advisory Agreement dated May 18, 2001 among Registrant on behalf of Natixis U.S. Diversified Portfolio (Mid Cap Growth segment), Natixis Advisors and Loomis Sayles is incorporated by reference to exhibit (d)(3)(viii) to PEA No. 45 to the Registration Statement filed on July 30, 2001.

         (vii) Amendment No. 2 dated July 1, 2005 to Sub-advisory Agreement dated May 18, 2001 among Registrant on behalf of Natixis U.S. Diversified Portfolio (Mid Cap Growth segment), Natixis Advisors and Loomis Sayles is incorporated by reference to exhibit (d)(3)(vii) to PEA No. 62 to the Registration Statement filed on August 18, 2005.

         (viii) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of Natixis U.S. Diversified Portfolio, Natixis Advisors and Harris Associates L.P. ("Harris Associates") is incorporated by reference to exhibit (d)(3)(vii) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

         (ix) Amendment No. 1 dated June 1, 2001 to Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of Natixis U.S. Diversified Portfolio, Natixis Advisors and Harris Associates is incorporated by reference to exhibit (d)(3)(x) to PEA No. 45 to the Registration Statement filed on July 30, 2001.

         (x) Amendment No. 2 dated July 1, 2005 to Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of Natixis U.S. Diversified Portfolio, Natixis Advisors and Harris Associates is incorporated by reference to exhibit (d)(3)(ix) to PEA No. 62 to the Registration Statement filed on August 18, 2005.

         (xi) Sub-advisory Agreement dated October 2, 2006 among Registrant on behalf of Natixis U.S. Diversified Portfolio, Natixis Advisors and BlackRock Investment Management, LLC ("BlackRock") is incorporated by reference to exhibit (2)(xi) to PEA No. 66 to the Registration Statement filed on January 26, 2007.


         (xii) Sub-advisory Agreement dated March 9, 2007 among Registrant on behalf of Hansberger International Fund, Natixis Advisors and Hansberger Global Investors, Inc. ("Hansberger") is incorporated by reference to exhibit (d)(3)(xvi) to PEA No. 67 to the Registration Statement filed on April 27, 2007.

         (xiii) Sub-advisory Agreement dated March 1, 2004 among Registrant on behalf of Vaughan Nelson Small Cap Value Fund, Natixis Advisors and Vaughan Nelson is incorporated by reference to PEA No. 57 to the Registration Statement filed on April 29, 2004.

         (xiv) Sub-advisory Agreement dated November 1, 2005 among Registrant on behalf of Natixis Income Diversified Portfolio relating to the Inflation Protected Securities discipline, Natixis Advisors and Loomis Sayles is incorporated by reference to exhibit (d)(2)(xx) to PEA No. 64 to the Registration Statement filed on January 30, 2006.

         (xv) Sub-advisory Agreement November 1, 2005 among Registrant on behalf of Natixis Income Diversified Portfolio relating to the Multi-Sector Bond discipline, Natixis Advisors and Loomis Sayles is incorporated by reference to exhibit (d)(2)(xxi) to PEA No. 64 to the Registration Statement filed on January 30, 2006.

         (xvi) Sub-advisory Agreement November 1, 2005 among Registrant on behalf of Natixis Income Diversified Portfolio relating to the Diversified REIT discipline, Natixis Advisors and AEW Management and Advisors, L.P. ("AEW") is incorporated by reference to exhibit (d)(2)(xxii) to PEA No. 64 to the Registration Statement filed on January 30, 2006.

(e)               Underwriting Contracts.

     (1) Distribution Agreement dated March 3, 2003 between the Registrant on behalf of CGM Advisor Targeted Equity Fund and Natixis Distributors, L.P. (formerly IXIS Asset Management Distributors, L.P.) ("Natixis Distributors") is incorporated by reference to exhibit (e)(1) to PEA No. 53 to the Registration Statement filed on April 29, 2003.

     (2) Distribution Agreement dated March 3, 2003 between the Registrant on behalf of Westpeak 130/30 Growth Fund and Natixis Distributors is incorporated by reference to exhibit
                  (e)(2) to PEA No. 53 to the Registration Statement filed on April 29, 2003.

     (3) Distribution Agreement dated March 3, 2003 between the Registrant on behalf of Natixis U.S. Diversified Portfolio and Natixis Distributors is incorporated by reference to exhibit
                  (e)(5) to PEA No. 53 to the Registration Statement filed on April 29, 2003.


     (4) Distribution Agreement dated March 3, 2003 between the Registrant on behalf of Hansberger International Fund and Natixis Distributors is incorporated by reference to exhibit
                  (e)(7) to PEA No. 53 to the Registration Statement filed on April 29, 2003.

     (5) Distribution Agreement dated March 3, 2003 between the Registrant on behalf of Loomis Sayles Core Plus Bond Fund and Natixis Distributors is incorporated by reference to exhibit
                  (e)(10) to PEA No. 53 to the Registration Statement filed on April 29, 2003.

     (6) Distribution Agreement dated March 3, 2003 between the Registrant on behalf of Vaughan Nelson Small Cap Value Fund and Natixis Distributors is incorporated by reference to exhibit (e)(12) to PEA No. 53 to the Registration Statement filed on April 29, 2003.

     (7) Distribution Agreement dated November 1, 2005 between the Registrant on behalf of Natixis Income Diversified Portfolio and Natixis Distributors is incorporated by reference to exhibit (e)(8) to PEA No. 64 to the Registration Statement filed on January 30, 2006.

     (8) Form of Dealer Agreement used by Natixis Distributors is filed herewith.

(f)               Bonus or Profit Sharing Contracts.

                  None.

(g)               Custodian Agreements.

     (1) Custodian Contract dated September 1, 2005 among the Registrant, on behalf of its respective series, Natixis Funds Trust II (formerly IXIS Advisor Funds Trust II), Natixis Funds Trust III (formerly IXIS Advisor Funds Trust III), Natixis Funds Trust IV (formerly IXIS Advisor Funds Trust IV), Natixis Cash Management Trust (formerly IXIS Advisor Cash Management Trust), Loomis Sayles Funds I, Loomis Sayles Funds II and State Street Bank and Trust Company ("State Street") is incorporated by reference to exhibit (g)(1) to PEA No. 63 to the Registration Statement filed on October 31, 2005.

     (2) Amendment No. 1 dated September 15, 2006 to Master Custody Agreement dated September 1, 2005 between Registrant, on behalf of its respective series, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II, and State Street is incorporated by reference to exhibit
                  (g)(2) to the Registration Statement filed on January 26,
                  2007.

(h)               Other Material Contracts.

     (1) (i) Transfer Agency and Services Agreement dated October 1, 2005 among the Registrant on behalf of its respective series, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Boston Financial Data Services, Inc. ("Boston Financial") is incorporated by reference to exhibit (h)(1) to PEA No. 63 to the Registration Statement filed on October 31, 2005.

         (ii) Revised Appendix A dated July 17, 2006 to Transfer Agency and Services Agreement dated October 1, 2005 among the Registrant on behalf of its respective series, IXIS Advisor Funds Trust II, IXIS Advisor Funds Trust III, IXIS Advisor Funds Trust IV, IXIS Advisor Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II, and Boston Financial is incorporated by referenced to PEA No. 66 to the Registration Statement filed on January 26, 2007.

     (2) Securities Lending Authorization Agreement dated September 1, 2005 between the Registration, on behalf of its series, and State Street is incorporated by reference to exhibit (h)(3) to PEA No. 63 to the Registration Statement filed on October 31, 2005.

     (3) Natixis Advisors Fee Waiver/Expense Reimbursement Undertakings dated January 31, 2007 between Natixis Advisors and the Registrant on behalf of Loomis Sayles Core Plus Bond Fund is incorporated by reference to exhibit (h)(3) to PEA No. 66 to the Registration Statement filed on January 26, 2007.

     (4) Loomis Sayles Fee Waiver/Expense Reimbursement Undertakings dated January 31, 2007 between Loomis Sayles and the Registrant on behalf of Loomis Sayles Core Plus Bond Fund is incorporated by reference to exhibit (h)(4) to the Registration Statement filed on January 26, 2007.

     (5) (i) Natixis Advisors Fee Waiver/Expense Reimbursement Undertakings dated April 30, 2007 between Natixis Advisors and the Registrant on behalf of Natixis Income Diversified Portfolio, Westpeak 130/30 Growth Fund and Vaughan Nelson Small Cap Value Fund is incorporated by reference to exhibit (h)(5) to PEA No. 67 to the Registration Statement filed on April 27, 2007.

         (ii) Natixis Advisors Fee Waiver/Expense Reimbursement Undertaking dated July 1, 2007 between Natixis Advisors and the Registrant on behalf of Vaughan Nelson Small Cap Value Fund and Westpeak 130/30 Growth Fund is incorporated by reference to exhibit
                  (h)(5)(ii) to PEA No. 70 to the Registration Statement filed on July 30, 2007.

     (6) Administrative Services Agreement dated January 3, 2005 between Registrant on behalf of its respective series, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Natixis Advisors is incorporated by reference to exhibit (h)(9) to PEA No. 58 to the Registration Statement filed on January 28, 2005.

     (7) First Amendment dated November 1, 2005 to the Administrative Services Agreement between the Registrant on behalf of its respective series, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Natixis Advisors is incorporated by reference to exhibit (h)(7) to PEA No. 64 to the Registration Statement filed on January 30, 2006.

     (8) Second Amendment dated January 1, 2006 to Administrative Services Agreement between Registrant on behalf of its respective series, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Natixis Advisors is incorporated by reference to exhibit (h)(9) to PEA No. 64 to the Registration Statement filed on January 30, 2006.

     (9) Third Amendment dated July 1, 2007 to Administrative Services Agreement between Registrant on behalf of its respective series, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Natixis Advisors is incorporated by reference to exhibit (h)(9) to PEA No. 70 to the Registration Statement filed on July 30, 2007.

     (10) Fourth Amendment dated September 17, 2007 to the Administrative Services Agreement is filed herewith.

     (11) Reliance Agreement for Exchange Privileges dated September 30, 2003 by and among Registrant, Natixis Funds Trust II,
                  Natixis Funds Trust III, Natixis Funds Trust IV, Natixis
                  Cash Management Trust, Loomis Sayles Funds I and
                  Loomis Sayles Funds II is incorporated by reference to exhibit (h)(7) to PEA No. 54 to the Registration Statement filed on November 28, 2003.

     (12) Advisory Administration Agreement dated September 1, 2003 between the Registrant, with respect to Loomis Sayles Core Plus Bond Fund, and Natixis Advisors is incorporated by reference to exhibit (h)(9) to PEA No. 54 to the Registration Statement filed on November 28, 2003.

     (i)          Legal Opinion.

         (1) Opinion and consent of counsel relating to the Registrant's Hansberger International Fund is incorporated by reference to exhibit 10(h) to PEA No. 31 to the Registration Statement filed on April 12, 1996.

         (2) Opinion and consent of counsel relating to the Registrant's Vaughan Nelson Small Cap Value Fund is incorporated by reference to exhibit 10(i) to PEA No. 34 to the Registration Statement filed on February 14, 1997.

         (3) Opinion and consent of counsel relating to the Registrant's issuance of multiple classes of shares is incorporated by reference to PEA No. 38 to the Registration Statement filed on April 30, 1998.

         (4) Opinion and consent of counsel relating to the Registrant's Natixis U.S. Diversified Portfolio is incorporated by reference to PEA No. 38 to the Registration Statement filed on April 30, 1998.

         (5) Opinion and consent of counsel relating to the Registrant's Natixis Income Diversified Portfolio is incorporated by reference to exhibit (i)(5) to PEA No. 63 to the Registration Statement filed on October 31, 2005.

     (j)          Other Opinions.

                  Consent of independent registered public accounting firm to be filed by amendment.

     (k)          Omitted Financial Statements

                  Not applicable.

     (l)          Initial Capital Agreements.

                  Not applicable.

     (m)          Rule 12b-1 Plan.

     (1) (a) Rule 12b-1 Plan for Class A shares of CGM Advisor Targeted Equity Fund is incorporated by reference to exhibit (m)(1)(a) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (b) Rule 12b-1 Plan for Class B shares of CGM Advisor Targeted Equity Fund is incorporated by reference to exhibit (m)(1)(b) to PEA No. 53 to the Registration Statement filed on April 29, 2003.

         (c) Rule 12b-1 Plan for Class C shares of CGM Advisor Targeted Equity Fund is incorporated by reference to exhibit (m)(1)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

     (2) (a) Rule 12b-1 Plan for Class A shares of Westpeak 130/30 Growth Fund is incorporated by reference to exhibit (m)(2)(a) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (b) Rule 12b-1 Plan for Class B shares of Westpeak 130/30 Growth Fund is incorporated by reference to exhibit (m)(2)(b) to PEA No. 53 to the Registration Statement filed on April 29, 2003.

         (c) Rule 12b-1 Plan for Class C shares of Westpeak 130/30 Growth Fund is incorporated by reference to exhibit (m)(2)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

     (3) (a) Rule 12b-1 Plan for Class A shares of Natixis U.S. Diversified Portfolio is incorporated by reference to exhibit (m)(5)(a) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (b) Rule 12b-1 Plan for Class B shares of Natixis U.S. Diversified Portfolio is incorporated by reference to exhibit (m)(5)(b) to PEA No. 53 to the Registration Statement filed on April 29, 2003.

         (c) Rule 12b-1 Plan for Class C shares of Natixis U.S. Diversified is incorporated by reference to exhibit (m)(5)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.


     (4) (a) Rule 12b-1 Plan for Class A shares of Hansberger International Fund is incorporated by reference to exhibit (m)(7)(a) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (b) Rule 12b-1 Plan for Class B shares of Hansberger International Fund is incorporated by reference to exhibit (m)(7)(b) to PEA No. 53 to the Registration Statement filed on April 29, 2003.

         (c) Rule 12b-1 Plan for Class C shares of Hansberger International Fund is incorporated by reference to exhibit (m)(7)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

     (5) (a) Rule 12b-1 Plan for Class A shares of Loomis Sayles Core Plus Fund is incorporated by reference to exhibit (m)(10)(a) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (b) Rule 12b-1 Plan for Class B shares of Loomis Sayles Core Plus Fund is incorporated by reference to exhibit (m)(10)(b) to PEA No. 53 to the Registration Statement filed on April 29, 2003.

         (c) Rule 12b-1 Plan for Class C shares of Loomis Sayles Core Plus Bond Fund is incorporated by reference to exhibit (m)(10)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

     (6) (a) Rule 12b-1 Plan for Class A shares of Vaughan Nelson Small Cap Value Fund is incorporated by reference to exhibit (m)(12)(a) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (b) Rule 12b-1 Plan for Class B shares of Vaughan Nelson Small Cap Value Fund is incorporated by reference to exhibit (m)(12)(b) to PEA No. 53 to the Registration Statement filed on April 29, 2003.

         (c) Rule 12b-1 Plan for Class C shares of Vaughan Nelson Small Cap Value Fund is incorporated by reference to exhibit (m)(12)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

     (7) (a) Rule 12b-1 Plan for Class A shares of Natixis Income Diversified Portfolio is incorporated by reference to exhibit
                  (8)(a) to PEA No. 63 to the Registration Statement filed on October 31, 2005.

         (b) Rule 12b-1 Plan for Class C shares of Natixis Income Diversified Portfolio is incorporated by reference to exhibit
                  (8)(b) to PEA No. 63 to the Registration Statement filed on October 31, 2005.

     (n)          Rule 18f-3 Plan

         (1) Registrant's Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940, as amended, effective September, 2007 is filed herewith.

     (p)          Code of Ethics.

         (1) Code of Ethics of Registrant dated September 14, 2007 is filed herewith.

         (2) Code of Ethics dated October 1, 2007 for Natixis Advisors and Natixis Distributors is filed herewith.

         (3) Code of Ethics dated October 26, 2006 of Capital Growth Management Limited Partnership is incorporated by reference to exhibit (p)(3) to PEA No. 70 to the Registration Statement filed on July 30, 2007..

         (4) Code of Ethics dated August 30, 2005 for Westpeak is incorporated by reference to exhibit (p)(4) to PEA No. 64 to the Registration Statement filed on January 30, 2006.

         (5) Code of Ethics dated January 14, 2000 as amended August 1, 2007 of Loomis Sayles is filed herewith.

         (6) Code of Ethics dated September 30, 2005 as amended August 14, 2007 of Harris Associates is filed herewith.

         (7) Code of Ethics dated March 20, 2007 of Vaughan Nelson is incorporated by reference to exhibit (p)(7) to PEA No. 70 to the Registration Statement filed on July 30, 2007.

         (8) Code of Ethics dated February 1, 2005 for BlackRock is incorporated by reference to exhibit (p)(8) to PEA No. 66 to the Registration Statement filed on January 26, 2007.

         (9) Code of Ethics dated January 31, 2005 as amended May 17, 2007 for Hansberger is filed herewith.

         (10) Code of Ethics dated March 2006 for AEW is incorporated by reference to exhibit (p)(10) to PEA No. 66 to the Registration Statement filed on January 26, 2007.

     (q)          Powers of Attorney

         (1) Powers of Attorney for Graham T. Allison, Jr., Daniel M. Cain, Richard Darman, John T. Hailer, Edward Benjamin, Robert Blanding and Sandra O. Moose dated October 18, 2004 designating John M. Loder, Coleen Downs Dinneen, Russell
                  Kane and Michael Kardok as attorneys to sign for each Trustee is incorporated by reference to PEA No. 58 to the Registration Statement filed on December 2, 2004.

         (2) Powers of Attorney for Charles D. Baker and Cynthia L. Walker are incorporated by reference to exhibit (q)(2) to PEA No. 62 to the Registration Statement filed on August 18, 2005.

         (3) Power of Attorney for Jonathan P. Mason is incorporated by reference to exhibit (q)(3) to PEA No. 67 to the Registration Statement filed on April 27, 2007.

Item 24. Persons Controlled by or Under Common Control with the Registrant

         The Registrant is not aware of any person controlled or under common control with any of its series. As of November 7, 2007, the persons listed below owned 25% or more of the outstanding voting securities of one or more series of the Registrant and thus may be deemed to "control" the series within the meaning of section 2(a)(9) of the Investment Company Act of 1940, as amended:*

                                                                                        PERCENTAGE OF
FUND                                   SHAREHOLDER AND ADDRESS                          SHARES HELD
----                                   -----------------------                          -------------
NATIXIS INCOME DIVERSIFIED PORTFOLIO

                                       Merrill Lynch Pierce Fenner & Smith Inc.         47.41%
                                       For The Sole Ben Of Its Customers
                                       Attn: Fund Administration
                                       4800 Deer Lake Dr East- 2nd Fl
                                       Jacksonville, FL 32246-6484

* Such ownership may be beneficially held by individuals or entities other than the owner listed. To the extent that any listed shareholder beneficially owns more than 25% of the Fund, it may be deemed to "control" the Fund within the meaning of the 1940 Act.

         As of November 7, 2007, there were no persons that owned 25% or more of the outstanding voting securities of any series of the Registrant, except as noted above.

Item 25. Indemnification

         Under Article 5 of the Registrant's By-laws, any past or present Trustee or officer of the Registrant (hereinafter referred to as a "Covered Person") shall be indemnified to the fullest extent permitted by law against all liability and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding to which he or she may be a party or otherwise involved by reason of his or her being or having been a Covered Person. That provision does not authorize indemnification when it is determined that such Covered Person would otherwise be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. This description is modified in its entirety by the provision of Article 5 of the Registrant's By-laws incorporated by reference to exhibit (b)(1) to PEA No. 62 to the Registration Statement filed on August 18, 2005.

         The Distribution Agreement, the Custodian Contract, the Transfer Agency and Service Agreement and the Administrative Services Agreement (the "Agreements") contained herein and in various post-effective amendments and incorporated herein by reference, provide for indemnification. The general effect of these provisions is to indemnify entities contracting with the Registrant against liability and expenses in certain circumstances. This description is modified in its entirety by the provisions of the Agreements as contained in this Registration Statement and incorporated herein by reference.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any claim, action, suit or proceeding) is asserted against the Registrant by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

         Registrant and its Trustees, officers and employees are insured, under a policy of insurance maintained by the Registrant in conjunction with Natixis Global Asset Management, L.P. (formerly IXIS Asset Management US

Group, L.P.) and its affiliates, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such Trustees or officers. The policy expressly excludes coverage for any Trustee or officer for any claim arising out of any fraudulent act or omission, any dishonest act or omission or any criminal act or omission of the Trustee or officer.

Item 26. Business and Other Connections of Investment Adviser

(a) Natixis Advisors, a wholly owned subsidiary Natixis Global Asset Management, L.P. , serves as investment adviser to all the series of the Registrant except CGM Advisor Targeted Equity Fund and Loomis Sayles Core Plus Bond Fund. Natixis Advisors was organized in 1995.

         The list required by this Item 26 regarding any other business, profession or employment of a substantial nature engaged in by officers and partners of Natixis Advisors during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by Natixis Advisors pursuant to the Advisers Act (SEC File No. 801-48408; IARD/CRD No. 106800).

(b) CGM, adviser of the Registrant's CGM Advisor Targeted Equity Fund, provides investment advice to a number of other registered investment companies and to other organizations and individuals.

         The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and partners of CGM during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by CGM pursuant to the Advisers Act (SEC File No. 801-35935; IARD/CRD No. 105268).

(c) Loomis Sayles, adviser of the Registrant's Loomis Sayles Core Plus Bond Fund and subadviser of the Registrant's Natixis U.S. Diversified Portfolio and Natixis Income Diversified Portfolio, provides investment advice to a number of other registered investment companies and to other organizations and individuals.

         The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and partners of Loomis Sayles during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by Loomis Sayles pursuant to the Investment Advisers Act of 1940 as amended (the "Advisers Act") (SEC File No. 801-170; IARD/CRD No. 105377).

(d) Westpeak serves as subadviser to the Registrant's Westpeak 130/30 Growth Fund. Organized in 1991, Westpeak provides investment management services to other mutual funds and institutional clients.

         The list required by this Item 26 regarding any other general business, profession, vocation or employment of a substantial nature engaged in by officers and partners of Westpeak during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by Westpeak pursuant to the Advisers Act (SEC File No. 801-39554; IARD/CRD No. 106769).

(e) Harris Associates serves as a subadviser to the Registrant's Natixis U.S. Diversified Portfolio. Harris Associates serves as investment adviser to mutual funds, individuals, trusts, retirement plans, endowments and foundations, and manages several private partnerships, and is a registered commodity trading adviser and commodity pool operator.

         The list required by this Item 26 regarding any other business, profession or employment of a substantial nature engaged in by officers and partners of Harris Associates during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by Harris Associates pursuant to the Advisers Act (SEC File No. 801-50333; IARD/CRD No. 106960).

(f) Vaughan Nelson serves as a subadviser to the Registrant's Vaughan Nelson Small Cap Value Fund, provides investment advice to a number of other registered investment companies and to other organizations and individuals.

         The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and partners of Vaughan Nelson during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by Vaughan Nelson pursuant to the Advisers Act (File No. 801-51795; IARD/CRD No. 106975).

(g) BlackRock serves as subadviser to the Registrant's Natixis U.S. Diversified Portfolio, provides investment advice to a number of other registered investment companies and to other organizations and individuals.

         The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and directors of BlackRock during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by BlackRock pursuant to the Advisers Act (File No. 801-56972; IARD/CRD No. 108928).

(h) Hansberger serves as subadviser to the Registrant's Hansberger International Fund.

         The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and directors of Hansberger during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by Hansberger pursuant to the Advisers Act (File No. 801-46059; IARD/CRD No. 106039).

(i) AEW serves as a subadviser to the Natixis Income Diversified Portfolio, provides investment advice to a number of other organizations, institutional clients and individuals.

         The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and partners of AEW during the past two years is incorporated herein by reference to schedule A and D of Form ADV filed by AEW pursuant to the Advisers Act (SEC file No. 801-48034; IARD/CRD No. 108638).

Item 27. Principal Underwriter

         (a) Natixis Distributors, L.P., the principal underwriter of the Registrant, also serves as principal underwriter for:

         Natixis Cash Management Trust
         Natixis Funds Trust II
         Natixis Funds Trust III
         Natixis Funds Trust IV
         Loomis Sayles Funds I
         Loomis Sayles Funds II
         Delafield Fund, Inc.
         Hansberger International Series
         Gateway Trust

(b) The general partner and officers of the Registrant's principal underwriter, Natixis Distributors, L.P., and their addresses are as follows:

                                        POSITIONS AND OFFICES                    POSITIONS AND OFFICES
          NAME                       WITH PRINCIPAL UNDERWRITER                     WITH REGISTRANT
---------------------        ------------------------------------------     -----------------------------------
Natixis Distribution         General Partner                                None
Corporation

John T. Hailer               President and Chief Executive Officer          President and Trustee

Robert Krantz                Executive Vice President                       Executive Vice President

Coleen Downs Dinneen         Senior Vice President, General Counsel,        Secretary, Clerk and Chief Legal
                             Secretary and Clerk                            Officer

Russell Kane                 Chief Compliance Officer for Mutual Funds,     Chief Compliance Officer,
                             Senior Vice President, Associate General       Anti-Money Laundering Officer and
                             Counsel, Assistant Secretary and Assistant     Assistant Secretary
                             Clerk

Michael C. Kardok            Senior Vice President                          Treasurer, Principal Financial
                                                                            and Accounting Officer

Anthony Loureiro             Senior Vice President, Chief Compliance        None
                             Officer-Broker/Dealer and Anti-Money
                             Laundering Compliance Officer

Beatriz Pina Smith           Senior Vice President, Treasurer and Chief     None
                             Financial Officer

Marilyn Rosh                 Vice President and Controller                  None

Sharon Wratchford            Executive Vice President                       None

William Butcher              Executive Vice President                       None

Diane Whelan                 Executive Vice President and Chief             None
                             Information Officer

Matt Witkos                  Executive Vice President                       None

David Allison                Senior Vice President                          None

John Bearce                  Senior Vice President                          None

Elizabeth Puls-Burns         Senior Vice President                          None

Matthew Coldren              Senior Vice President                          None

Jeffrey Coron                Senior Vice President                          None

Maureen O'Neill              Senior Vice President                          None

Susannah Wardly              Senior Vice President                          None

Christopher Mullahy          Senior Vice President                          None

Caren Leedom                 Senior Vice President                          None

Dan Lynch                    Senior Vice President                          None

Peter Martin                 Senior Vice President                          None

Thomas Nelson                Senior Vice President                          None

The principal business address of all the above persons or entities is 399 Boylston Street, Boston, MA 02116.

(c)      Not applicable.

Item 28.  Location of Accounts and Records

The following companies, in the aggregate, maintain possession of the documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder:

(a)      For all series of Registrant:

         (i)      Natixis Funds Trust I
                  399 Boylston Street
                  Boston, MA 02116

         (ii)     Boston Financial Data Services, Inc.
                  2 Heritage Drive, 4th Floor
                  North Quincy, MA 02171

         (iii)    Natixis Distributors, L.P.
                  399 Boylston Street
                  Boston, Massachusetts 02116

         (iv)     Natixis Asset Management Advisors, L.P.
                  399 Boylston Street
                  Boston, Massachusetts 02116
                  (excluding CGM Advisor Targeted Equity Fund and Loomis Sayles Core Plus Bond Fund)

         (v)      State Street Bank and Trust Company
                  225 Franklin Street
                  Boston, Massachusetts 02110

(b)      For CGM Advisor Targeted Equity Fund:
                  Capital Growth Management Limited Partnership
                  One International Place
                  Boston, Massachusetts 02110

(c)      For the series of the Registrant managed by Harris Associates:
                  Harris Associates L.P.
                  Two North LaSalle Street
                  Chicago, Illinois 60602

(d)      For the series of the Registrant managed by BlackRock:
                  BlackRock Investment Management, LLC
                  800 Scudders Mill Road
                  Plainsboro, New Jersey 08536

(e)      For the series of the Registrant managed by Loomis Sayles:
                  Loomis, Sayles & Company, L.P.
                  One Financial Center
                  Boston, Massachusetts 02111

(f)  For the series of the Registrant managed by Vaughan Nelson:
              Vaughan Nelson Investment Management, L.P.
              600 Travis Street
              Suite 6300
              Houston, Texas  77002

(g)  For the series of the Registrant managed by Westpeak Global Advisors, L.P.:
              Westpeak Global Advisors, L.P.
              1470 Walnut Street
              Boulder, Colorado 80302

(h)  For the series of the Registrant managed by Hansberger:
              Hansberger Global Investors, Inc.
              401 East Las Olas Boulevard, Suite 1700
              Fort Lauderdale, Florida 33301

(i)  For the series of the Registrant managed by AEW:
              AEW Management and Advisors, L.P.
              World Trade Center East
              Two Seaport Lane
              Boston, Massachusetts 02210

Item 29. Management Services

     None.

Item 30. Undertakings

     (a) The Registrant undertakes to provide the annual report of any of its series to any person who receives a prospectus for such series and who requests the annual report.

                             NATIXIS FUNDS TRUST I
                    (formerly, IXIS Advisor Funds Trust I)
                                  SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 71 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 3rd day of December, 2007.

                                              NATIXIS FUNDS TRUST I

                                              By: /s/ John T. Hailer
                                                  ------------------------------
                                                  John T. Hailer
                                                  Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                        Title                     Date
---------                        -----                     ----

/s/ Michael Kardok               Treasurer                 December 3, 2007
-----------------------------
Michael Kardok

/s/ Graham T. Allison, Jr.*      Trustee                   December 3, 2007
-----------------------------
Graham T. Allison, Jr.

/s/ Charles D. Baker*            Trustee                   December 3, 2007
-----------------------------
Charles D. Baker

/s/ Edward A. Benjamin*          Trustee                   December 3, 2007
-----------------------------
Edward A. Benjamin

/s/ Robert J. Blanding*          Trustee                   December 3, 2007
-----------------------------
Robert J. Blanding

/s/ Daniel M. Cain*              Trustee                   December 3, 2007
-----------------------------
Daniel M. Cain

/s/ Richard Darman*              Trustee                   December 3, 2007
-----------------------------
Richard Darman

/s/ John T. Hailer               Trustee, President,       December 3, 2007
-----------------------------    Chief Executive Officer
John T. Hailer

/s/ Jonathan P. Mason*           Trustee                   December 3, 2007
-----------------------------
Jonathan P. Mason

/s/ Sandra O. Moose*             Trustee, Chairperson of   December 3, 2007
-----------------------------    the Board
Sandra O. Moose

/s/ Cynthia L. Walker*           Trustee                   December 3, 2007
-----------------------------
Cynthia L. Walker

                                            * By: /s/Coleen Downs Dinneen
                                                  ------------------------------
                                                  Coleen Downs Dinneen
                                                  Attorney-In-Fact**/***/****
                                                  December 3, 2007

**Powers of Attorney for Graham T. Allison, Jr., Edward A. Benjamin, Robert J. Blanding, Daniel M. Cain, Richard Darman and Sandra O. Moose are incorporated by reference to exhibit (q) to PEA No. 58 to the Registration Statement filed on December 2, 2004.

***Powers of Attorney for Charles D. Baker and Cynthia L. Walker are incorporated by reference to exhibit (q)(2) to PEA No. 62 to the Registration Statement filed on August 18, 2005.

****Power of Attorney for Jonathan P. Mason is incorporated by reference to exhibit (q)(3) to PEA No. 67 to the Registration Statement filed on April 27, 2007.

                              NATIXIS FUNDS TRUST I
                     (FORMERLY, IXIS ADVISOR FUNDS TRUST I)

                                  EXHIBIT INDEX

Exhibits for Item 23 of Form N1-A

Exhibit      Exhibit Description
-------      -----------------------------------------------------------------
(e) (8)      Form of Dealer Agreement

(h) (10)     Fourth Amendment to the Administrative Services Agreement

(n) (1)      Rule 18(f)-3 Plan

(p) (1)      Code of Ethics dated September 14, 2007 of Natixis Funds Trust I.

(p) (2)      Code of Ethics dated October 1, 2007 of Natixis Asset Management
             Advisors, L.P. and Natixis Distributors, L.P.

(p) (5)      Code of Ethics dated January 14, 2000, as amended August 1,
             2007, of Loomis, Sayles & Co., L.P.

(p) (6)      Code of Ethics dated September 30, 3005, as amended August 14,
             2007, of Harris Associates, L.P.

(p) (9) Code of Ethics dated January 31, 2005, as amended May 17, 2007 for Hansberger Global Investors, Inc.